File No. 333-__________





                   As filed with the SEC on August 11, 2006

                   U.S. SECURITIES AND EXCHANGE COMMISSION

                             Washington, DC 20549

                                  FORM N-14

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                     Pre-Effective Amendment No. __

                     Post-Effective Amendment No.  __

                       (Check appropriate box or boxes)



                      FEDERATED INCOME SECURITIES TRUST

              (Exact Name of Registrant as Specified in Charter)



                                1-800-341-7400

                       (Area Code and Telephone Number)

                             5800 Corporate Drive

                     Pittsburgh, Pennsylvania 15237-7000

                   (Address of Principal Executive Offices)



                           Todd P. Zerega, Esquire

                                Reed Smith LLP

                          Federated Investors Tower

                             1001 Liberty Avenue

                     Pittsburgh, Pennsylvania 15222-3779

                   (Name and Address of Agent for Service)



                                  Copies to:

                         Matthew G. Maloney, Esquire

                            Dickstein Shapiro LLP

                             1825 Eye Street, NW

                             Washington, DC 20006

                                (202) 420-2218



                         Acquisition of the assets of

                          MDT Short-Term Bond Fund,
                           a portfolio of MDT Funds

                           125 CambridgePark Drive
                             Cambridge, MA 02140
                         Telephone No: 1-866-784-6867


       By and in exchange for Class A Shares or Institutional Shares of

                      Federated Short-Term Income Fund,
               a portfolio of Federated Income Securities Trust

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000
                         Telephone No: 1-800-245-5000



           Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended. This public offering of shares of Registrant's Series is on-going. The title of securities being registered is shares of beneficial interest.



  It is proposed that this filing will become effective on September 18, 2006 pursuant to Rule 488.



      No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended


                                  MDT FUNDS



                           125 CambridgePark Drive

                             Cambridge, MA 02140



Dear Shareholder,

  The Board of Trustees of MDT Funds is pleased to submit to you a proposed reorganization ("Reorganization") of MDT Short-Term Bond Fund (the "MDT Fund") into Federated Short-Term Income Fund (the "Federated Fund") and a proposal to approve or disapprove a new Investment Management Agreement between Federated MDTA LLC and the MDT Funds. If the proposal to reorganize is approved by shareholders of the MDT Fund, shareholders will receive shares of the Federated Fund.

  Both the MDT Fund and Federated Fund have substantially similar investment objectives and strategies. As a result of the Reorganization, you will receive shares of a mutual fund that is part of the Federated Investors family of funds. Federated Investors was established in 1955 and is one of the largest mutual fund investment managers in the United States. It advises 140 mutual funds and separate accounts, which totaled approximately 217.5 billion in assets as of March 31, 2006. The Reorganization is being proposed in conjunction with the recent decision by MDTA, LLC, investment adviser to the MDT Funds, to sell its advisory business to Federated Investors, Inc. If the proposal is approved, the Federated Fund would acquire all of the assets of the MDT Fund. In return, you would receive shares in the Federated Fund equal in number and value to your shares of the MDT Fund owned at the time of the Reorganization. The MDT Fund would then be liquidated. In order to effect the proposed Reorganization, the Board submits for your approval a related Agreement and Plan of Reorganization.

  You will also be asked to approve a new Investment Management Agreement between Federated MDTA LLC and the MDT Funds that will take effect on November 17, 2006. Approval for a new Investment Management Agreement is needed because the previous Investment Management Agreement between MDTA LLC and the MDT Funds terminated upon Federated Investors Inc.'s purchase of MDTA LLC. In order to ensure the continued management of the MDT Funds, the Board of Trustees approved an interim Investment Management Agreement between the MDT Funds and Federated MDTA LLC.

  Your vote on these proposals is very important. Whether or not you plan to attend the meeting, please vote your shares by mail. In addition, you may receive more than one Prospectus/Proxy Statement and Proxy Card if you own shares through more than one financial intermediary or under a different account registration.

  Remember, your vote is important. PLEASE TAKE A MOMENT TO SIGN, DATE AND RETURN YOUR PROXY CARD IN THE ENCLOSED POSTAGE-PAID RETURN ENVELOPE. Information and directions for voting the proxy is included on the next page. IT IS VERY IMPORTANT THAT YOUR VOTING INSTRUCTIONS BE RECEIVED PROMPTLY.

  If you have any questions regarding the shareholder meeting, please feel free to call an MDT Client Service Representative at 1-800-341-7400.

                                          Sincerely,

                                          /s/ R. Schorr Berman
                                          R. Schorr Berman
                                          President


September 14, 2006


MDT Funds

MDT Short-Term Bond Fund





Prospectus/Proxy Statement - Please Vote!



TIME IS OF THE ESSENCE. . . .VOTING ONLY TAKES A FEW MINUTES AND YOUR
PARTICIPATION IS IMPORTANT!

MDT Funds (the "Trust") will hold a special meeting of shareholders of MDT Short-Term Bond Fund (the "MDT Fund") on November 17, 2006. It is important for you to vote on the proposals described in this Prospectus/Proxy Statement. We recommend that you read the Prospectus/Proxy Statement in its entirety.

Following is an introduction to the process and the proposals.

Why am I being asked to vote?

The MDT Fund is required to obtain shareholders' votes for certain types of changes, like the ones included in this Prospectus/Proxy Statement. You have a right to vote on these changes.

How do I vote my shares?

You may vote in person at the meeting or complete and return the enclosed proxy card. Please note that if you:

1. do not respond at all, we may contact you by telephone to request that you cast your vote;
2. sign and return the proxy card without indicating a preference, your vote will be cast "for" the proposals.
You may also vote by telephone through the Voice Response Unit (VRU) or through the Internet. Please refer to your ballot for the appropriate VRU telephone number and internet address.

What are the issues?

To approve or disapprove the proposed reorganization (the "Reorganization") which would combine the MDT Fund with Federated Short-Term Income Fund (the "Acquiring Fund") and to approve or disapprove a new Investment Management Agreement between Federated MDTA LLC and the MDT Funds, that would take effect on November 17, 2006 .

Why is the Reorganization being proposed?

The Reorganization described in this Prospectus/Proxy Statement is being proposed in conjunction with the sale by MDTA LLC ("MDTA"), investment adviser to the MDT Funds, of its advisory business to Federated Investors, Inc. The Reorganization of the MDT Fund would give its shareholders the opportunity to participate in a significantly larger fund family by reorganizing with the Acquiring Fund which has substantially similar investment objectives and strategies. MDTA has recommended, and the Board of Trustees has approved, the Reorganization of the MDT Fund into the Acquiring Fund.

The Board of Trustees and MDTA believe that the Reorganization is in the best interests of the MDT Fund.



When will this Reorganization become effective?

The Reorganization is currently anticipated to occur in November, assuming shareholder approval is obtained. Shortly after the Reorganization has been approved, you will receive new account information on your new ownership in the Acquiring Fund.

What do I have to do to become a shareholder in the Acquiring Fund?

MDT Fund shareholders are being asked to approve this Reorganization through voting at the Special Meeting of MDT Fund shareholders, which is scheduled to occur on November 17, 2006. Your vote is very important.
You will not pay any sales charges in connection with the Reorganization.

What will happen to my MDT Fund account?

After the Reorganization, MDT Fund shareholders will be assigned a new account with the Acquiring Fund, and their MDT Fund accounts will be closed. This process will occur automatically, with no action required by you. There will be no change in the aggregate value of your account as a result of the Reorganization.

Will all of my current account options, such as systematic investment and withdrawal programs, transfer over to the Acquiring Fund?

Various types of account servicing features will transfer automatically to new Acquiring Fund accounts.

Will I incur taxes as a result of this Reorganization?

This Reorganization is expected to be a tax-free event. Generally, shareholders will not incur capital gains or losses on the exchange of MDT Fund shares for the Acquiring Fund's shares as a result of this Reorganization. There will be taxes payable in connection with distributions, if any, by the MDT Fund immediately before the closing date. These distributions may include gains realized on dispositions of portfolio securities in connection with the Reorganization.

Shareholders will incur capital gains or losses if they sell their MDT Fund shares before the Reorganization becomes effective or sell/exchange their Acquiring Fund shares after the Reorganization. Shareholders will also be responsible for tax obligations associated with monthly or periodic dividend and capital gains distributions that occur prior to and after the Reorganization. Please note that retirement accounts generally are exempt from such tax consequences.

Who do I call with questions about the Proxy Statement/Prospectus?

Call your Investment Professional or a MDT Client Service Representative. MDT's toll-free number is
1-800-341-7400.



------------------------------------------------------------------------------
       After careful consideration, the Board of Trustees has approved
------------------------------------------------------------------------------
  these proposals. The Board recommends that you read the enclosed materials
------------------------------------------------------------------------------
                    carefully and vote for the proposals.
------------------------------------------------------------------------------






                                  MDT FUNDS

                           MDT Short-Term Bond Fund



                                  NOTICE OF

                       SPECIAL MEETING OF SHAREHOLDERS


                         TO BE HELD NOVEMBER 17, 2006

TO SHAREHOLDERS OF MDT SHORT-TERM BOND FUND, a portfolio of MDT Funds (the "Trust"):

A Special Meeting of the Shareholders of MDT Short-Term Bond Fund (the "MDT Fund") will be held at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000, at 2:00 p.m. (Eastern time), on November 17, 2006, for the following purposes:


1. To approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Short-Term Income Fund (the "Federated Fund") would acquire all of the assets of the MDT Fund in exchange for Class A Shares or Institutional Shares of the Federated Fund to be distributed pro rata by the MDT Fund to its shareholders, in complete liquidation and termination of the MDT Fund;

2. To approve or disapprove a new Investment Management Agreement between Federated MDTA LLC and the Trust for the MDT Funds, that will take effect on November 17, 2006; and

3. To transact such other business as may properly come before the special meeting or any adjournment thereof.



The Board of Trustees has fixed September 7, 2006 as the record date for determination of MDT Fund shareholders entitled to vote at the Special Meeting.



                                                By Order of the Board of
                                                Trustees,



                                                John F. Sherman
                                                Secretary



September 14, 2006




------------------------------------------------------------------------------
YOU CAN AVOID THE NECESSITY OF SENDING FOLLOW-UP LETTERS TO ENSURE A QUORUM
BY PROMPTLY SIGNING AND RETURNING THE ENCLOSED PROXY CARD. IF YOU ARE UNABLE TO ATTEND THE MEETING, PLEASE MARK, SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD SO THAT THE NECESSARY QUORUM MAY BE REPRESENTED AT THE SPECIAL MEETING. THE ENCLOSED ENVELOPE REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES.
------------------------------------------------------------------------------


[PG NUMBER]





7









                          PROSPECTUS/PROXY STATEMENT

                              September 14, 2006


                         Acquisition of the assets of

                          MDT Short-Term Bond Fund,
                           a portfolio of MDT Funds

                           125 CambridgePark Drive
                             Cambridge, MA 02140
                         Telephone No: 1-866-784-6867


       By and in exchange for Class A Shares or Institutional Shares of

                      Federated Short-Term Income Fund,
               a portfolio of Federated Income Securities Trust

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000
                         Telephone No: 1-800-245-5000


      This Prospectus/Proxy Statement describes the proposal to approve or disapprove a new Investment Management Agreement (the "New Investment Management Agreement") between Federated MDTA LLC and the MDT Funds that would take effect on November 17, 2006. A Form of the New Investment Management Agreement is attached as Exhibit A.

      Additionally, this Prospectus/Proxy Statement describes the proposal whereby MDT Short-Term Bond Fund (the "MDT Fund") would transfer all of its assets to Federated Short-Term Income Fund (the "Federated Fund") in exchange for Class A Shares or Institutional Shares of the Federated Fund (the Reorganization"). The Federated Fund's Class A Shares or Institutional Shares will be distributed pro rata by the MDT Fund to its shareholders in complete liquidation and termination of the MDT Fund. As a result of the Reorganization, each owner of Class A Shares and Class C Shares of the MDT Fund will become the owner of Class A Shares of the Federated Fund having a total net asset value ("NAV") equal to the total NAV of his or her holdings in the MDT Fund on the date of the Reorganization (the "Closing Date"). Each owner of Institutional Class Shares of the MDT Fund will become the owner of Institutional Shares of the Federated Fund having a total NAV equal to the total NAV of his or her holdings in the MDT Fund on the Closing Date. A Form of the Agreement and Plan of Reorganization is attached as Exhibit B.

      The stated investment objective of the Federated Fund is to seek to provide current income. The stated investment objective of the MDT Fund is to preserve the value of Fund assets and produce income. Both the Federated Fund and the MDT Fund (each a "Fund" and collectively, the "Funds") are short-term bond funds normally maintaining a dollar-weighted average duration within a range of one to three years.

      For a comparison of the investment policies of the Funds, see "Summary -- Comparison of Investment Objectives, Policies and Limitations." Information concerning the Class A Shares and Institutional Shares of the Federated Fund, as compared to the shares of the MDT Fund, is included in this Prospectus/Proxy Statement in the sections entitled "Summary -- Comparative Fee Tables" and "Information About the Reorganization -- Description of Federated Fund's Class A Shares, Institutional Shares and Capitalization."

---------------------------------------------------------------------------

      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
---------------------------------------------------------------------------

      This Prospectus/Proxy Statement should be retained for future reference. It sets forth concisely the information about the Funds that a prospective investor should know before investing. This Prospectus/Proxy Statement is accompanied by the Prospectus for the Institutional Shares of the Federated Fund dated June 30, 2006, or the Prospectus for Class A Shares of the Federated Fund dated June 30, 2006, as applicable, both of which are incorporated herein by reference. A Statement of Additional Information for the Federated Fund dated June 30, 2006 (related to the Federated Fund's Prospectuses of the same date) as well as a Statement of Additional Information dated September 14, 2006 (relating to this Prospectus/Proxy Statement), all containing additional information, have been filed with the Securities and Exchange Commission ("SEC") and are incorporated herein by reference. The Class A and Class C Shares Prospectus, Institutional Class Shares Prospectus and Statement of Additional Information for the MDT Fund dated November 28, 2005 (revised July 17, 2006) are also incorporated herein by reference. Further information about the Federated Fund's performance is contained in its Annual Reports dated April 30, 2006, which are incorporated herein by reference. Further information about the MDT Fund's performance is contained in its Annual Report dated July 31, 2005 and its Semi-Annual Report (unaudited) dated January 31, 2006, which is incorporated herein by reference. Copies of these materials and other information about the Federated Fund and the MDT Fund may be obtained without charge by writing to or calling the Federated Fund at the address and telephone number shown on the previous page.



      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/ PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.

      THE SHARES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.


                              TABLE OF CONTENTS

                                                                          Page

SUMMARY                                .............................   1

    Reasons for the New Investment Management Agreement.............         1

    Reasons for the Proposed Reorganization.........................         7

    Comparison of Investment Objectives, Policies and Limitations ..   9

    Comparison of Risks                .............................  12

    Comparative Fee Tables             .............................  13

    Comparison of Potential Risks and Rewards: Performance Information      19

    Investment Adviser                 .............................  33

    Advisory Fees, Service Fees, Shareholder Fees and Other Expenses        34

    Purchase, Redemption and Exchange Procedures; Dividends and Distributions
      Tax Information; Frequent Trading; Portfolio Holdings Information     36



INFORMATION ABOUT THE REORGANIZATION   .............................  40

    Description of the Plan of Reorganization.......................        40

    Description of the Federated Fund's
    Class A Shares, Institutional Shares and Capitalization.........  41

    Federal Income Tax Consequences    .............................  42

    Comparative Information on Shareholder Rights...................        43



INFORMATION ABOUT THE FEDERATED FUND AND
THE MDT FUND                           .............................  44

    Where to Find Additional Information............................        44

    Legal Proceedings                  .............................  45



ABOUT THE PROXY SOLICITATION AND THE SPECIAL MEETING................  46

    Proxies, Quorum and Voting at the Special Meeting...............        47

    Share Ownership of the Funds       .............................  47

    Interests of Certain Persons       .............................  48



OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY........  48

INVESTMENT MANAGEMENT AGREEMENT (Exhibit A)......................... A-1

AGREEMENT AND PLAN OF REORGANIZATION (Exhibit B).................... B-1



                                   SUMMARY

      This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, or incorporated by reference into this Prospectus/Proxy
Statement. The form of the New Investment Management Agreement is attached to this Prospectus/Proxy Statement as Exhibit A and the form of the Agreement and Plan of Reorganization (the "Plan") pursuant to which the Reorganization will be conducted is attached to this Prospectus/Proxy Statement as Exhibit
B. The applicable Prospectus of the Federated Fund accompanies this Prospectus/Proxy Statement.



REASONS FOR THE NEW INVESTMENT MANAGEMENT AGREEMENT

Why is a new investment management agreement being proposed?

On July 14, 2006, Federated Investors, Inc. ("Federated") acquired MDTA LLC, the investment adviser to the MDT Funds. This acquisition transaction constituted an "assignment" under the Investment Company Act of 1940 ("1940 Act") of the MDT Funds two existing Investment Management Agreements (the "Existing Investment Management Agreements") between the MDTA LLC and MDT Funds, one dated September 12, 2002 (covering three portfolios of MDT Funds) and the second dated August 24, 2005 (covering six portfolios of the MDT Funds). As required under the 1940 Act, this "assignment" resulted in the automatic termination of the Existing Investment Management Agreements.

Under Rule 15a-4 promulgated under the 1940 Act, an investment adviser may continue to manage a mutual fund under an "interim contract" (i.e., a contract that has not been approved by fund shareholders and has a term of no more than 150 days) after a previous contract (which was approved by fund shareholders) has terminated if the requirements in Rule 15a-4 are satisfied. Accordingly, as required under Rule 15a-4, prior to the termination of the Existing Investment Management Agreements, the Board of Trustees of MDT Funds approved at a meeting held on July 10, 2006 an Interim Investment Management Agreement, and the MDT Funds and MDTA LLC entered into the Interim Investment Management Agreement on July 14, 2006 (the "Interim Investment Management Agreement") prior to Federated acquiring MDTA LLC. At that time, the Board also approved a new Investment Management Agreement ("New Investment Management Agreement") to be entered into between the MDT Funds and Federated MDTA LLC (MDTA LLC changed its name to Federated MDTA LLC promptly after July 14, 2006). The Board's approval of the New Investment Management Agreement was made subject to shareholder approval of the New Investment Management Agreement. Under the Interim Investment Management Agreement, as required by Rule 15a-4, the advisory fees earned by Federated MDTA LLC are being paid by MDT Funds to an escrow account which is held at U.S. Bank National Association pending the shareholder vote on the New Investment Management Agreement.

If the shareholders of a MDT Fund approve the New Investment Management Agreement, the Interim Investment Management Agreement will terminate with respect to the MDT Fund, the advisory fees earned by Federated MDTA LLC under the Interim Investment Management Agreement will be released from the escrow account as contemplated under Rule 15a-4, and the New Investment Management Agreement will take effect. The New Investment Management Agreement will remain in effect until the MDT Fund is reorganized with and into a new or existing mutual fund in the Federated family of mutual funds. The form of the New Investment Management Agreement is attached to this Prospectus/Proxy Statement as Exhibit A.

Background

The Adviser served as the investment adviser to the MDT Funds pursuant to two Investment Management Agreements (the "Existing Agreements") between the Adviser and the MDT Funds dated September 12, 2002 and approved by shareholders on ____________ (covering three portfolios of the Trust) and August 24, 2005 and approved by shareholders on ______________ (covering six portfolios of the Trust).

Pursuant to a Sale, Purchase and Put/Call Agreement dated May 11, 2006 ("Purchase Agreement"), Federated acquired (through an acquisition subsidiary of Federated) approximately 88.6% of the limited liability company interests of MDTA LLC. Federated also may acquire (through an acquisition subsidiary of Federated) the remaining 11.4% pursuant to a put/call arrangement with certain MDTA LLC interest holders. The transaction included initial purchase payments by Federated of approximately $110 million, and a series of contingent payments totaling as much as $130 million over the next three years based on growth. This transaction was consummated (the "Closing") on July 14, 2006. After the Closing, MDTA LLC changed its name to Federated MDTA LLC.

Under the terms of the Existing Investment Management Agreements and the provisions of the of the 1940 Act, the change of control of MDTA LLC in connection with the transaction constituted an "assignment" as defined in the 1940 Act, which resulted in the automatic termination of the Existing Investment Management Agreements. In order to ensure the continued management of the portfolios of MDT Funds the Board approved the Interim Investment Management Agreement as contemplated in Rule 15a-4 promulgated under the 1940 Act.

What effect will the Reorganization have on the Existing Investment Management Agreements?

Under Rule 15a-4 promulgated under the 1940 Act, an investment adviser may continue to manage a mutual fund under an "interim contract" (i.e., a contract that has not been approved by fund shareholders and has a term of no more than 150 days) after a previous contract (which was approved by fund shareholders) has terminated if the requirements in Rule 15a-4 are satisfied. Accordingly, as required under Rule 15a-4, prior to the termination of the Existing Investment Management Agreements, the Board of MDT Funds approved at a meeting held on July 10, 2006 the Interim Investment Management Agreement, and the MDT Funds and MDTA LLC entered into the Interim Investment Management Agreement on July 14, 2006 prior to Federated acquiring MDTA LLC. Under the Interim Investment Management Agreement, as required by Rule 15a-4, the advisory fees earned by Federated MDTA LLC are being paid by MDT Funds to an escrow account which is held at U.S. Bank National Association pending the shareholder vote on the New Investment Management Agreement. In approving the Interim Investment Management Agreement, the Board determined that the scope and quality of services to be provided to the MDT Funds under the Interim Investment Management Agreement will be at least equivalent to the scope and quality of services provided under the Existing Investment Management Agreements, and that the Interim Investment Management Agreement contains the same terms and conditions as the Existing Investment Management Agreements, with the exception of its effective and termination dates, certain provisions governed by Rule 15a-4(b)(2)(i), (iv) and (vi), and any other differences in terms and conditions that the Board, including a majority of the trustees who are not interested persons of MDT Funds, found to be immaterial.

At the July 10, 2006 meeting of the Board, the Board also approved the New Investment Management Agreement to be entered into between the MDT Funds and Federated MDTA LLC. The Board's approval of the New Investment Management Agreement was made subject to shareholder approval of the New Investment Management Agreement. The New Investment Management Agreement is the same as the Interim Investment Management Agreement, except that it does not contain the special provisions that Rule 15a-4 required to be in the Interim Investment Management Agreement (such as the provision requiring advisory fees earned by Federated MDTA LLC to be paid into and held in an escrow account); accordingly, it is not anticipated that there will be any material changes between the Existing Investment Management Agreements and the New Investment Management Agreement.

If the shareholders of a MDT Fund approve the New Investment Management Agreement, the Interim Investment Management Agreement will terminate with respect to the MDT Fund, the advisory fees earned by Federated MDTA LLC under the Interim Investment Management Agreement will be released from the escrow account as contemplated under Rule 15a-4, and the New Investment Management Agreement will take effect. The New Investment Management Agreement will remain in effect until the MDT Fund is reorganized with and into a new or existing mutual fund in the Federated family of mutual funds. The form of the New Investment Management Agreement is attached to this Prospectus/Proxy Statement as Exhibit A.


Requirements for Interim Investment Management Agreement under Rule 15a-4

            To comply  with Rule  15a-4  promulgated  under the 1940 Act,  the
Interim  Investment   Management   Agreement  had  to  satisfy  the  following
requirements:

            (1) The duration of the Interim Investment Management Agreement may be no greater than 150 days following the date on which the Existing Investment Management Agreements terminated;

            (2) The compensation to be received under the Interim Investment Management Agreement may be no greater than the compensation that MDTA LLC would have received under the Existing Investment Management Agreements;

            (3) The Board, including a majority of the trustees who are not interested persons of the MDT Funds, must have voted in person to approve the Interim Investment Management Agreement before the Existing Investment Management Agreements terminated;

            (4) The Board, including a majority of the trustees who are not interested persons of the MDT Funds, must have determined that the scope and quality of services to be provided to the MDT Funds under the Interim Investment Management Agreement will be at least equivalent to the scope and quality of services provided under the Existing Investment Management Agreements;

            (5) The Interim Investment Management Agreement must provide that the Board, or a majority of the outstanding voting securities, may terminate the Interim Investment Management Agreement at any time, without the payment of any penalty, on not more than 10 calendar days' written notice to the investment adviser;

            (6) The Interim Investment Management Agreement must have the same terms and conditions as the Existing Investment Management Agreements, with the exception of its effective and termination dates, provisions governed by Rule 15a-4(b)(2)(i), (iv) and (vi), and any other differences in terms and conditions that the Board, including a majority of the trustees who are not interested persons of the MDT Funds, have found to be immaterial;

            (7)   The Interim  Investment  Management  Agreement  must provide
that  the  compensation   earned  under  the  contract  will  be  held  in  an
interest-bearing escrow account with a bank;

            (8) The Interim Investment Management Agreement must provide that, if a majority of outstanding voting securities approve the New
Investment Management Agreement with Federated MDTA LLC by the end of the 150-day duration of the Interim Investment Management Agreement, the amount in escrow (including interest earned) will be paid to Federated MDTA LLC;

            (9) The Interim Investment Management Agreement must provide that, if a majority of outstanding voting securities do not approve the New Investment Management Agreement with Federated MDTA LLC by the end of the 150-day duration of the Interim Investment Management Agreement, Federated MDTA LLC will be paid, out of the escrow account, the lesser of (a) any costs incurred in performing the Interim Investment Management Agreement (plus interest earned on that amount while in escrow), or (b) the total amount in the escrow account (plus interest earned); and

            (10) The Board of MDT Funds must satisfy the fund governance standards defined in Rule 0-1(a)(7) promulgated under the 1940 Act.

Board Considerations Regarding Approval of the Interim Investment Management Agreement and New Investment Management Agreement

            At a meeting held on July 10, 2006, the Board of MDT Funds (the "MDT Funds" or the "Trust"), including the Independent Trustees, approved
(1) the Interim Investment Management Agreement between MDTA LLC and MDT Funds, on behalf of each series of MDT Funds (the "Funds"), and (2) the New Investment Management Agreement (the Interim Investment Management Agreement and New Investment Management Agreement being collectively referred to herein as the "New Agreements") between Federated MDTA LLC (previously known as MDTA LLC, and referred to herein as the "Adviser") and the MDT Funds, on behalf of the Funds, in connection with the acquisition of MDTA LLC by Federated pursuant to the terms of the Purchase Agreement by and among MDTA LLC and certain owners thereof and Federated (the "Acquisition").

            As discussed in more detail below, the Board believes that the scope and quality of services to be provided to the Funds under the New Agreements will be appropriate and at least equivalent to the scope and quality of services provided under the Existing Investment Management Agreements (as hereafter defined). The Board also believes that the advisory fee and net expense ratio of each Fund is competitive and that the advisory fee for each Fund is reasonable and appropriate in light of the quality of services provided. The Board recommends that shareholders approve the New Investment Management Agreement.


            The Board also believes that the Acquisition will not adversely affect the Adviser or the level of services provided by the Adviser, but, rather, may enhance the Adviser's facilities and organization, which may, in turn, enhance the level of services provided by the Adviser to the Funds.

Background

            On May 12, 2006, the Adviser announced that it had entered into the Purchase Agreement on May 11, 2006, and around this date, representatives of the Adviser informed the Independent Trustees about the proposed Acquisition. Once they learned of the proposed Acquisition, the Independent Trustees determined to retain independent legal counsel, from whom they then received a memorandum that addressed the basic legal framework of change of control transactions and reviewed their responsibilities and duties in connection with considering approval of the New Agreements. Under the direction of the Independent Trustees, on May 30, 2006, independent counsel provided Federated with a request for information, including information on Federated's proposals to change the Trust's service providers after the Closing of the Acquisition and to ultimately reorganize the Funds into the Federated family of funds (the "Reorganization").

            After receiving detailed written responses to this request, the Board met on June 23, 2006 to consider the information and to receive a presentation from senior executives of Federated. At the meeting, the Independent Trustees made follow-up requests for information from the Adviser and Federated. They decided to further review the information received from Federated, as well as information provided in their follow-up requests, at an additional Board meeting they scheduled for July 10, 2006. At the July 10, 2006 meeting, after considering all information presented, the Board, including the Independent Trustees, approved the Interim Investment Management Agreement and the New Investment Management Agreement and determined to recommend that shareholders approve the New Investment Management Agreement. Throughout the process, the Independent Trustees had the assistance of independent legal counsel, who advised them on, among other things, their duties and obligations.

            In connection with its review, the Board obtained substantial information regarding: the management of Federated, the history of Federated's business and operations, and the future plans of Federated with respect to the Funds. The Board also received information regarding the terms of the Acquisition, including the terms of the Purchase Agreement and employment agreements with key employees of the Adviser to become effective upon the Closing of the Acquisition. The Board received a presentation in which representatives of Federated described plans for distributing the Funds and the expense caps for each Fund to which Federated had agreed for the benefit of Fund shareholders.

            The Board also considered that Federated proposed to replace the Trust's service providers following the closing of the Acquisition with new service providers, including affiliates of Federated as distributor and administrator. The Board discussed with the Federated representatives certain factors to be considered when reviewing the proposed service provider changes, based on a memorandum from independent legal counsel.

            The Board also reviewed regulatory issues relating to Federated and its affiliates and had the opportunity to discuss these issues with Federated's President and Chief Executive Officer.

            In connection with their deliberations regarding the New Agreements, the Board noted Federated's representation that the New Agreements were the same in all material respects as the Existing Investment Management Agreements. Because the Board determined that any differences between the Existing Investment Management Agreements and the New Agreements were immaterial, the Trustees determined that much of their previous analysis in approving the Existing Investment Management Agreements applied to their review and consideration of the New Agreements. Accordingly, the Board took note of such prior analysis and supplemented it with the additional considerations noted below. No single factor was determinative in the Board's analysis. This summary describes the most important, but not all, of the factors considered by the Board.

1.          Nature, Extent and Quality of Services

            The Adviser, its Personnel and its Resources. The Board considered the depth and quality of the Adviser's investment management process, including its sophisticated quantitative methodology; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the anticipated impact of the Acquisition on the Adviser. The Board considered Federated's representation that it intends that the Funds will continue to receive, without interruption, services of the scope and quality no less favorable than that currently provided by the Adviser under the Existing Agreements, noting that certain key employees had agreed to enter into employment contracts with Federated and that MDT Fund's Chief Compliance Officer would remain until the Reorganization is consummated; that it intends to maintain or enhance the Adviser's facilities and organization; and that it intends to maintain the "MDT" brand identity and is committed to seeking to strengthen and enhance the brand through its distribution of the Funds. The Board also considered Federated's commitment to provide the Adviser with investment management infrastructure, including research, technology and administration.

            Other Services. The Board considered that the Adviser's policies, procedures and systems to ensure compliance would be supplemented by Federated, and that Federated would be more suited to assume the management and cost of, and responsibility for, risk associated with the quickly changing regulatory landscape. The Board also considered the anticipated benefits to the Funds from the distribution capabilities of Federated, including inflows of new funds and the resulting ability of the Adviser to actively invest rather than manage a static portfolio or disinvest because of redemptions.

            Investment Performance. The Board considered that the investment performance of the Funds is not expected to materially change during the effective period of the New Agreements, which is expected to be from the closing of the Acquisition until the completion of the Reorganization.

            The Board concluded that the nature, extent and quality of the services provided by the Adviser has benefited each Fund and its shareholders and that the nature, extent and quality of services to be provided by the Adviser will continue to benefit each Fund after the Acquisition.

2.          Advisory Fees and Total Expenses

            In considering the New Agreements, the Board noted Federated's representation that the advisory fees and total expense ratios of each Fund would be the same as the current advisory fees and net expense ratios of each Fund, noting that the current contractual expense limit for each Fund would continue during the terms of the New Agreements and that Federated had agreed to continue the contractual expense limits for the two years following the Reorganization as well. The Board also noted Federated's projections that voluntarily limits on the expenses of the Tax Aware/All Cap Core Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Core Fund, the Small Cap Growth Fund, the Small Cap Value Fund and the Balanced Fund would be at rates lower than the existing contractual expense limits of those Funds during the effective period of the New Agreements. The Board concluded that the level of the fees to be charged by the Adviser during the effective period of the New Agreements was appropriate.

3.          Adviser Costs, Level of Profits and Economies of Scale

            The Board noted Federated's representation that neither MDT Funds, nor any Fund, will bear any costs associated with the Acquisition and that such costs would be borne by Federated or the Adviser. The Board also noted that in the Purchase Agreement, Federated agreed: (1) not to take and to use commercially reasonable efforts to cause its respective affiliates not to take, any action not contemplated by the Purchase Agreement that would, to Federated's knowledge, have the effect, directly or indirectly, of causing the requirements of any provision of Section 15(f) of the 1940 Act not to be met in respect of the Purchase Agreement, the Acquisitions and the Reorganizations; and (2) not to fail to take, and, after the Closing, to use commercially reasonable efforts to cause each of its respective affiliates to not fail to take, any action if the failure to take such action would have the effect, directly or indirectly, of causing the requirements of any of the provisions of Section 15(f) of the 1940 Act not to be met in respect of this Agreement, the Acquisitions and the Reorganizations. In that regard, Federated also agreed in the Purchase Agreement to conduct its business, and to use its commercially reasonable efforts to cause each of its affiliates to conduct their respective businesses, so as to assure that, insofar as within the control of Federated: (a) for a period of three years after the Closing, at least seventy-five percent (75%) of the members of the boards of directors or trustees of each Fund or any successor Federated Fund are not (A) "interested persons" of any investment adviser of such Fund or any successor Federated Fund after the Closing or (B) "interested persons" of any investment adviser of such Mutual Fund or any successor Federated Fund immediately prior to the Closing; and (b) for a period of two years after the Closing, there would not be imposed on any Fund or any successor Federated Fund an "unfair burden" (as defined in Section 15(f) of the Investment Company Act) as a result of the transactions contemplated by the Purchase Agreement, that if Federated or any of its affiliates obtain an order from the Securities and Exchange Commission exempting it from the provisions of
Section 15(f) of the 1940 Act while still maintaining the "safe harbor" provided by Section 15(f) of the 1940 Act. The Board also received information regarding the structure and manner in which the Adviser's investment professionals will be compensated after the Acquisition. The Trustees noted that at their present asset size, breakpoints in each Fund's advisory fee structure were not practicable, but that economies of scale in the cost of operations, to the extent they exist, effectively were being shared given the Adviser's agreement to limit expenses for all of the Funds to the existing contractual limits for the effective period of the New Agreements and for two years following the Reorganization. The Board also noted that the Adviser agreed to waive its right to reimbursement of any expenses paid on behalf of the Funds in excess of their expense limits for periods after the Reorganization, as well as Federated's and certain of the other new service providers' agreement to waive certain expenses during the term of the New Agreements. The Board concluded that each Fund's cost structure would be reasonable during the effective period of the New Agreements.

4.    Ancillary Benefits

            The Board considered a variety of other benefits received or to be received by the Adviser and Federated, including the greater name recognition of the Adviser and an increased product offering for Federated. The Board determined that these benefits were reasonable.

5.    Conclusions

            Based on its review, including the consideration of each of the factors referred to above, the Board concluded that the New Agreements are fair and reasonable to each Fund, that each Fund's shareholders will receive reasonable value in return for the advisory fees paid to the Adviser by the Fund and that the approval of the New Agreements was in the best interests of each Fund. The Board therefore also determined to recommend that shareholders approve the New Investment Management Agreement.

Additional Information Regarding the Adviser

            The Adviser manages approximately $6.8 billion in total assets including, $6.3 billion in separately managed account portfolios, $197 million in institutional accounts and approximately $311 million in mutual funds as of July 25, 2006. The Adviser primarily uses a proprietary quantitative investment process to manage the assets. The Adviser is a subsidiary of Federated and is registered as an investment adviser under the Investment Advisers Act of 1940. The address of the Adviser is 125 CambridgePark Drive, Cambridge, MA 02140.

            Listed below are the name, address and principal occupation of the principal executive officer and each Director of the Adviser.

---------------------------------------------------------------------------
Name                 Title           Principal          Address
                                     Occupation
---------------------------------------------------------------------------
---------------------------------------------------------------------------
John B. Fisher       Principal       President and CEO  1001 Liberty
                     Executive       of all of          Avenue,
                     Officer         Federated's        Pittsburgh, PA
                     (President and  Advisory Companies 15222
                     CEO of
                     Federated MDTA
                     LLC) and
                     Director


---------------------------------------------------------------------------
---------------------------------------------------------------------------
J. Christopher       Director        President and CEO  1001 Liberty
Donahue*                             of Federated       Avenue,
                                     Investors Inc.     Pittsburgh, PA
                                                        15222
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Thomas R. Donahue    Director        Chief Financial    1001 Liberty
                                     Officer of         Avenue,
                                     Federated          Pittsburgh, PA
                                     Investors Inc.     15222

---------------------------------------------------------------------------
* Also an officer of the MDT Funds.

For the fiscal year ended July 31, 2006, the Adviser earned and voluntarily waived the amounts indicated below with respect to the advisory services it provided to the MDT Fund pursuant to its advisory agreement with the MDT Funds and the investment advisory services it provided pursuant to the Previous Investment Management Agreement.

---------------------------------------------------------------------------
                          Fiscal Year Ended July   Fiscal Year Ended July
                          31, 2006                 31, 2006

                          Fees Earned              Fees Waived
---------------------------------------------------------------------------
---------------------------------------------------------------------------
The MDT Fund
---------------------------------------------------------------------------


Additional Information about Federated and its Affiliates

      Since July 17, 2006, Federated Securities Corp. ("FSC") has served as the MDT Fund's distributor. Also since July 17, 2006, Federated Administrative Services, Inc. ("FAS") has served as administrator for the MDT Fund. For the fiscal year ended July 31, 2006, the MDT Fund paid $______ to FAS and $_____ to FSC for their respective services. FSC and FAS are wholly-owned subsidiaries of Federated and affiliates of the Adviser and are located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

            The Adviser is a wholly-owned subsidiary of Federated MDTA Trust, which is a wholly-owned subsidiary of FII Holdings, Inc., which is a wholly-owned subsidiary of Federated. Federated owns 100% of FII Holdings, Inc.'s voting securities and FII Holdings, Inc. owns ___% of Federated MDTA Trust's voting securities and MDTA Trust owns 100% of Federated MDTA LLC's voting securities. The addresses for the aforementioned are as follows:



Federated Investors, Inc. (the Parent Company of FII Holdings, Inc.)'s address is:
1001 Liberty Ave.
Pittsburgh, PA 15222


FII Holdings, Inc. (the Parent company of Federated MDTA Trust)'s address is:
103 Springer Building
3411 Silverside Rd.
Wilmington, DE 19810

Federated MDTA Trust (the Parent of Federated MDTA LLC)'s address is:
1001 Liberty Ave.
Pittsburgh, PA 15222

      The Adviser and other subsidiaries of Federated advise approximately 140 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $217.5 billion in assets as of March 31, 2006. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,305 employees. Federated provides investment products to more than 5,500 investment professionals and institutions.

      The Adviser's Management Contract

      The Adviser is responsible for the purchase, sale and exchange of portfolio instruments for the MDT Fund. The Adviser is currently the investment adviser for the MDT Fund. The Adviser will receive an advisory fee of 0.40% for providing advisory services to the MDT Fund under the New Investment Management Agreement.

    THE BOARD OF TRUSTEES OF MDT FUNDS RECOMMENDS THAT YOU VOTE "FOR" THE
             APPROVAL OF THE NEW INVESTMENT MANAGEMENT AGREEMENT



REASONS FOR THE PROPOSED REORGANIZATION

            The Reorganization is being proposed in connection with the purchase of MDTA LLC ("MDTA"), the MDT Fund's investment adviser, by Federated Investors Inc. ("Federated") (the "Sale"). On May 11, 2006, MDTA and Federated entered into a Sale, Purchase and Put/Call Agreement under which Federated agreed to acquire approximately 88.6% of the limited liability company interests of MDTA. The purchase transaction was consummated on July 14, 2006 and MDTA became Federated MDTA LLC.

In connection with the Sale, Federated proposed the Reorganization to the Board of Trustees ("Board" or "Trustees") of the Trust. The proposal is part of a larger proposal made by Federated to reorganize each series of MDT Funds (the "Trust") into the Federated family of funds. Federated believes that the Reorganization offers shareholders of the MDT Fund: (1) the opportunity to participate in a significantly larger fund with comparable investment objectives and strategies; (2) the opportunity to participate in a fund with superior historical performance; and (3) the chance to benefit from lower net operating expense ratios.

The Board reviewed the Plan and the Reorganization as contemplated thereby and recommends that holders of Class A Shares, Class C Shares and Institutional Class Shares of the MDT Fund approve the Plan and the Reorganization. As a result of the Reorganization, each shareholder of MDT Fund Class A Shares and Class C Shares will become the owner of Class A Shares of the Federated Fund having a total net asset value equal to the total net asset value of his or her holdings in the MDT Fund on the Closing Date. Each shareholder of MDT Fund Institutional Class Shares will become the owner of Institutional Shares of the Federated Fund having a total net asset value equal to the total net asset value of his or her holdings in the MDT Fund on the Closing Date.

In considering the proposed Reorganization, the Board took into consideration the following factors, among others: (1) the terms and conditions of the Reorganization, including the anticipated tax-free nature of the Reorganization; (2) the similarities and differences in the investment programs of the MDT Fund and the Federated Fund; (3) the historical expense ratios of each Fund and projected pro forma estimated expense ratios; (4) the relative historical performance record of each Fund; (5) the greater potential long-term viability of the combined Federated Fund that would result from the Reorganization as compared to the continued operation of the MDT Fund as a stand-alone fund; (6) the relative disadvantages of alternatives to the Reorganization, such as a liquidation of the MDT Fund or its continuation as a stand-alone fund; and (7) the reputation, experience and resources of Federated.

The Board, including the Trustees who are not "interested persons" as defined in the Investment Company Act of 1940, as amended (the "1940 Act") ("Independent Trustees"), has concluded that participation in the Reorganization is in the best interests of the MDT Fund, and that the interests of existing shareholders would not be diluted as a result of the transactions contemplated by the Reorganization.




Tax Consequences

      As a condition to the Reorganization, each Fund will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Internal Revenue Code of 1986, as amended, so that no gain or loss will be recognized by either Fund or the MDT Fund's shareholders. The tax basis of the Federated Fund's Class A Shares and Institutional Shares received by the MDT Fund shareholders will be the same as the tax basis of their Shares in the MDT Fund. There will be taxes payable in connection with distributions, if any, by the MDT Fund immediately before the Closing Date. These distributions may include gains realized on dispositions of portfolio securities in connection with the Reorganization.



    THE BOARD OF TRUSTEES OF MDT FUNDS RECOMMENDS THAT YOU VOTE "FOR" THE
                       APPROVAL OF THE REORGANIZATION.




COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND LIMITATIONS

      The stated investment objective of the MDT Fund is to preserve the value of Fund assets and produce income. The stated investment objective of the Federated Fund is to seek to provide current income.

      The Federated Fund invests at least 80% of its assets in a diversified portfolio of domestic fixed-income securities consisting primarily of U.S. government and privately issued mortgage-backed and asset-backed securities, corporate debt securities, and U.S. Treasury and agency securities. The Federated Fund's investment adviser ("Federated Adviser") seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the security type that the Federated Adviser expects to offer the best balance between current income and risk. The Federated Fund may invest in derivative contracts to implement its investment strategies. In addition, at least 65% of the Federated Fund's securities must be rated A or higher (or, for short-term instruments, in one of the two highest rating categories) by a nationally recognized statistical rating organization ("NRSRO"). The Federated Fund may invest up to 35% of its assets in non-investment grade, fixed-income securities which are rated BB or lower by an NRSRO.
      The MDT Fund invests primarily in U.S. investment grade bonds (i.e., securities rated BBB or higher by an NRSRO or determined by the MDT Fund's investment adviser ("MDT Adviser") to be of comparable quality at the time of purchase). The MDT Fund has a policy of investing at least 80% of its assets in the following types of domestic fixed-income securities: U.S. government, collateralized mortgage obligations, asset-backed and mortgage-backed obligations, U.S. government agencies, corporate and medium-term notes.
      Both Funds normally maintain a dollar-weighted average duration within a range of one to three years and, in any event, not more than three years. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.
      The primary difference between the Federated Fund and the MDT Fund is that 65% of the Federated Fund's securities must be rated A or higher by an NRSRO and 35% of its assets may be invested in securities rated BB or lower by an NRSRO while the MDT Fund's strategy contemplates that the Fund will invest primarily in securities rated BBB or higher by an NRSRO.

      In addition to the objectives and policies set forth above, each Fund is subject to certain fundamental investment limitations which may not be
changed without shareholder approval.    The chart below compares the
fundamental investment limitations between the two Funds.


---------------------------------------------------------------------------
THE MDT FUND                          THE FEDERATED FUND
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Real Estate                           Real Estate

The Fund may not purchase or          The Fund may not purchase or sell
otherwise acquire interests in real   real estate, provided that this
estate, real estate mortgage loans    restriction does not prevent the
or interests therein, except that     Fund from investing in issuers
the Fund may purchase securities      which invest, deal, or otherwise
issued by issuers, including real     engage in transactions in real
estate investment trusts, which       estate or interests therein, or
invest in real estate or interests    investing in securities that are
therein.                              secured by real estate or interests
                                      therein. The Fund may exercise its
                                      rights under agreements relating to
                                      such securities, including the
                                      right to enforce security interests
                                      and to hold real estate acquired by
                                      reason of such enforcement until
                                      that real estate can be liquidated
                                      in an orderly manner.
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Lending                               Lending

The Fund may not make loans if, as a  The Fund may not make loans,
result, more than 33 1/3% of the      provided that this restriction does
Fund's total assets would be loaned   not prevent the Fund from
to other parties, except that the     purchasing debt obligations,
Fund may (i) purchase or hold debt    entering into repurchase
instruments in accordance with its    agreements, lending its assets to
investment objective and policies;    broker/dealers or institutional
(ii) enter into repurchase            investors and investing in loans,
agreements; (iii) lend its            including assignments and
securities; or (iv) loan money to     participation interests.
other Funds within the MDT Funds in
accordance with the terms of any
applicable rule or regulation that
may permit such practice (inter-Fund
lending is currently prohibited
under the 1940 Act) or an exemptive
order (granted directly to the Fund)
removing the current prohibitions
that exist under the 1940 Act.
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Underwriting                          Underwriting

The Fund may not act as an            The Fund may not underwrite the
underwriter except to the extent the  securities of other issuers, except
Fund may be deemed to be an           that the Fund may engage in
underwriter when disposing of         transactions involving the
securities it owns or when selling    acquisition, disposition or resale
its shares.                           of its portfolio securities, under
                                      circumstances where it may be
                                      considered to be an underwriter
                                      under the Securities Act of 1933.
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Senior Securities                     Issuing Senior Securities

The Fund may not issue senior         The Fund may issue senior
securities, except that this          securities to the maximum extent
restriction shall not be deemed to    permitted under the 1940 Act.
prohibit the Fund from (i) making
any permitted borrowings, loans,
mortgages, or pledges, (ii) entering
into options, future contracts,
forward contracts, repurchase
transactions or reverse repurchase
transactions, or (iii) making short
sales of securities to the extent
permitted by the 1940 Act and any
rule or order thereunder, or SEC
staff interpretation thereof.
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Borrowing                             Borrowing Money

The Fund may not borrow money in an   The Fund may borrow money, directly
amount exceeding 33 1/3% of the       or indirectly, to the maximum
value of the Fund's total assets,     extent permitted under the 1940 Act.
provided that the Fund may borrow
money from other Funds within the
MDT Funds in accordance with the
terms of any applicable rule or
regulation that may permit such
practice (inter-Fund borrowing is
currently prohibited under the 1940
Act) or exemptive order (granted
directly to the Fund) removing the
current prohibitions that exist
under the 1940 Act.
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Concentration                         Concentration

The Fund may not concentrate its      The Fund will not make investments
investments in any one industry or    that will result in the
sector if, as a result, 25% or more   concentration of its investments in
of a Fund's assets will be invested   the securities of issuers primarily
in such industry or sector.  This     engaged in the same industry.
restriction, however, does not limit  Government securities, municipal
the Fund from investing in            securities and bank instruments
obligations issued or guaranteed by   will not be deemed to constitute an
the U.S. government, or its agencies  industry.
or instrumentalities.
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Investing in Commodities              Investing in Commodities

The Fund has no corresponding         The Fund may not purchase or sell
fundamental limitation.               physical commodities, provided that
                                      the Fund may purchase securities of
                                      companies that deal in commodities.

---------------------------------------------------------------------------
---------------------------------------------------------------------------
Investing in Other Investment         Investing in Other Investment
Companies                             Companies

The Fund may not invest in other      The Fund has no corresponding
investment companies except as        fundamental limitation.
permitted by the 1940 Act.
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Diversification of Investments        Diversification of Investments

As a principal strategy, each Fund    With respect to securities
may not purchase the securities of    comprising 75% of the value of its
any one issuer (other than the U.S.   total assets, the Fund will not
government or any of its agencies or  purchase securities of any one
instrumentalities or securities of    issuer (other than cash; cash
other investment companies) if        items; securities issued or
immediately after such investment     guaranteed by the government of the
(a) more than 5% of the value of the  United States or its agencies or
Fund's total assets would be          instrumentalities and repurchase
invested in such issuer or (b) more   agreements collateralized by such
than 10% of the outstanding voting    U.S. government securities; and
securities of such issuer would be    securities of other investment
owned by the Fund, except that up to  companies) if, as a result, more
25% of the value of the Fund's total  than 5% of the value of its total
assets may be invested without        assets would be invested in the
regard to such 5% and 10%             securities of that issuer, or the
limitations.                          Fund would own more than 10% of the
                                      outstanding voting securities of
                                      that issuer.
---------------------------------------------------------------------------



      Reference is hereby made to the Federated Fund's Prospectuses and Statement of Additional Information, each dated June 30, 2006, and to the MDT Fund's Prospectuses and Statement of Additional Information, each dated November 28, 2005 (revised July 17, 2006), which set forth in full the investment objective, policies and investment limitations of each Fund, all of which are incorporated herein by reference.

COMPARISON OF RISKS

      There are risks associated with any mutual fund. Therefore, it is possible to lose money by investing in either Fund. The risks associated with investment in the Federated Fund and the MDT Fund are similar in that both Funds are subject to: interest rate risks, which is the risk that interest rates will rise and the value of the bonds held by a Fund will fall; credit risks, the possibility that issuers of securities in which the Funds invest may default in the payment of interest or principal on the securities when due, causing the Funds to lose money; prepayment risks, the risk that homeowners will prepay their mortgages in response to lower interest rates and the Funds will be required to reinvest proceeds at the lower rates available; call risks, which is the possibility that an issuer of a security held by a Fund may redeem the security prior to maturity at a price below its current market value; management risks, which is the risk that the adviser's judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect; and U.S. government obligations risks. U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government sponsored enterprises) where it is not obligated to do so.

      The Federated Fund is also subject to liquidity risks, leverage risks, risks associated with non-investment grade securities and risks of investing in derivative contracts and hybrid instruments to a greater extent than the MDT Fund. Liquidity risk is the risk that the fixed-income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Leverage risk is the risk that certain investments may expose the Fund to a level of risk that exceeds the amount invested. Risk associated with non-investment grade securities is the risk that the Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment grade securities. Risk of investing in derivative contracts and hybrid instruments occurs when changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying asset or, if they are correlated, may move in the opposite direction than originally anticipated.

      A full discussion of the risks inherent in investments in the Federated Fund and the MDT Fund is set forth in the Federated Fund's Prospectuses and Statement of Additional Information, each dated June 30, 2006, and the MDT Fund's Prospectuses and Statement of Additional Information, each dated November 28, 2005 (revised July 17, 2006), each of which is incorporated herein by reference.



COMPARATIVE FEE TABLES

MDT Fund Class A Shares and Class C Shares - Federated Fund Class A Shares

      This table describes (1) the actual fees and expenses that you may pay if you buy and hold Class A and Class C Shares of the MDT Fund and the Federated Fund - Class A Shares and (2) the pro forma fees and expenses of Class A Shares of the Federated Fund on a combined basis after giving effect to the Reorganization. As described below, the pro forma operating expenses of the Federated Fund are shown after giving effect to a contractual waiver and reimbursement of expenses by the Federated Adviser to limit annual total operating expenses to not more than 1.20%, which will commence on the effective date of the Reorganization and will continue through November, 2008 (two years from the effective date of the Reorganization); and annual total operating expenses of the MDT Fund Class A and Class C Shares are shown after giving effect to a contractual waiver of expenses by the MDT Adviser to limit annual total operating expenses to not more than 1.20% and 1.95%, respectively, through November 2006.



Shareholder Fees                         MDT Fund  MDT Fund               Federated
                                           Class                           Fund -
                                           Shares             Federated    Class A
                                                                Fund -   Shares Pro
                                         -         - Class     Class A      Forma
                                         A         C Shares     Shares    Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on       2.25%      None       1.00%      1.00%
Purchases (as a percentage of offering
price)
Maximum Deferred Sales Charge (Load) (as      None     1.00%       0.00%       None
a percentage of original purchase price
or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on        None      None        None       None
Reinvested Dividends (and other
Distributions) (as a percentage of
offering price)
Redemption Fee (including exchanges) (as  2.00%(1)  2.00%(1)        None       None
a percentage of amount redeemed, if
applicable)
Exchange Fee                                  None      None        None       None
Account Fee                                   None      None        None       None

Annual Fund Operating Expenses(2)
Expenses That are Deducted From Fund
Assets (as a percentage of average net
assets)
Management Fee                               0.40%     0.40%    0.40%(3)   0.40%(4)
Distribution (12b-1) Fee                  0.25%(5)     1.00%    0.50%(6)   0.50%(7)
Other Expenses                           0.51%(8)   0.51%(8)    0.50%(9) 0.49%(10)
                                         ---------  --------    -------- ---------
Total Annual Fund Operating Expenses     1.16%(11) 1.91%(11)       1.40%      1.39%
Fee Waivers and/or Expense Reimbursement     0.00%     0.00%       0.00%      0.19%
(contractual)
Net Annual Fund Operating Expenses       1.16%(11) 1.91%(11)       1.40%   1.20%(4)
--------------------------------




(1) The Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.
(2 For the Federated Fund - Class A Shares and the Federated Fund - Class A Shares Pro Forma Combined, the percentages shown are annualized based on expenses for the fiscal year ended April 30, 2006 and the anticipated expenses for the fiscal year ending April
    30, 2007, respectively.   However, the rate at which expenses are
    accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so (except as discussed in note 4), the Federated Adviser, distributor and administrator waived or have voluntarily agreed to waive certain amounts. These are shown below along with the net expenses the Federated Fund paid for the fiscal year ended April 30, 2006 and the Federated Fund Class A Shares Pro Forma Combined expects to pay for the fiscal year ending April 30, 2007.

                                         MDT Fund  MDT Fund -  Federated  Federated
                                         - Class     Class C     Fund -   Fund -
                                         A Shares    Shares     Class A   Class A
                                                                 Shares   Shares
                                                                          Pro Forma
                                                                           Combined
      Additional Waivers/Reimbursement       0.00%       0.00%       0.32%     0.12%
      of Fund Expenses (voluntary)
      Total Anticipated Annual Fund          1.16%       1.91%       1.08%     1.08%
      Operating Expenses (after
      waivers/reimbursement)

(3) The Federated Adviser voluntarily waived a portion of the management fee. The Federated Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.10% for the fiscal year ended April 30, 2006.
(4) The Federated Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Class A Shares of the Fund to not more than 1.20% of its daily net assets. Any waiver by the administrator and/or distributor that reduces such expenses (as discussed in note 2) may have the effect of reducing the amount to be waived or reimbursed by the Federated Adviser pursuant to its contractual commitment. This commitment will expire in November, 2008. As a separate matter, although not obligated to do so, the Federated Adviser expects to voluntarily waive a portion of its investment advisory fee. This voluntary waiver can be terminated at any time. The management fee paid by the Fund (after all waivers/reimbursement) is expected to be 0.11% for the fiscal year ending April 30, 2007.
(5) The MDT Fund's Rule 12b-1 Plan permits the Fund's Class A Shares to pay 12b-1 fees of up to 0.35%. Currently, the Board of Trustees has authorized the Fund's Class A Shares to pay up to 0.25% per year.
(6) The distributor voluntarily waived a portion of the distribution (12b-1) fee. The distributor can terminate this voluntary waiver at any time. The distribution (12b-1) fee paid by the Federated Fund's Class A Shares (after the voluntary waiver) was 0.49% for the fiscal year ended April 30, 2006.
(7) Although not contractually obligated to do so, the distributor has voluntarily agreed to waive a portion of the distribution (12b-1) fee. The distributor can terminate this voluntary waiver at any time. The distribution (12b-1) fee to be paid by the Federated Fund's Class A Shares Pro Forma Combined (after the anticipated voluntary waiver) is expected to be 0.49% for the fiscal year ending April 30, 2007.
(8) Other Expenses include custodian, administration, transfer agency and other customary Fund expenses. Because the MDT Bond Fund Class A and Class C Shares are new, these expenses are based on estimated amounts for the current fiscal year. This also includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services, and a record keeping fee which is used to compensate intermediaries for recordkeeping services.
(9) Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. The administrator voluntarily waived a portion of its fee. This voluntary waiver can be terminated at any time. Total Other Expenses paid by the Fund's Class A Shares (after the voluntary waiver) were 0.49% for the fiscal year ended April 30, 2006.
(10)Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Although not contractually obligated to do so, the administrator has voluntarily agreed to waive a portion of its fee. This voluntary waiver can be terminated at any time. Total Other Expenses paid by the Fund's Class A Shares (after the anticipated waiver) are expected to be 0.48% for the fiscal year ending April 30, 2007.
(11)The MDT Adviser has contractually agreed to limit the Class A Shares' and Class C Shares' Total Annual Fund Operating Expenses to 1.20% and 1.95%, respectively, of average net assets through November 30, 2006.



Example

      This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

      The Example assumes that you invest $10,000 in each Fund's Class A and Class C Shares, as applicable, for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's Class A and Class C Shares, as applicable, operating expenses are before waivers as shown in the Table above and remain the same.

      For the Federated Fund Class A Shares Pro Forma Combined, the 1 Year dollar amount and the dollar amounts for the first and second year of the 3, 5 and 10 Years row reflects the contractually imposed expense limitation of
1.20%. The third year of the 3, 5 and 10 Years row reflects the contractually imposed expense limitation of 1.20% for four months and the "Total Annual Fund Operating Expenses" of the Fund's Class A Shares without any waivers for the remainder of the year. The fourth and later years within the 5 and 10 Years row reflect the "Total Annual Fund Operating Expenses" of the Fund's Class A Shares without any waivers.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                 MDT Fund -     MDT Fund-     Federated Fund     Federated Fund
                  Class A    Class C Shares  - Class A Shares      Pro Forma
                   Shares                                           Combined
Expenses assuming redemption:
  1 Year            $341           $294             $241              $221
  3 Years           $585           $600             $539              $347
  5 Years           $849          $1,032            $858              $810
  10 Years         $1,602         $2,233           $1,763            $1,713


Expenses assuming no redemption:
  1 Year            $341           $194              $241             $221
  3 Years           $585           $600             $539              $347
  5 Years           $849          $1,032            $858              $810
  10 Years         $1,602         $2,233           $1,763            $1,713


MDT Fund Institutional Class Shares- Federated Fund Institutional Shares
      This table describes (1) the actual fees and expenses that you may pay if you buy and hold Institutional Class Shares of the MDT Fund and Institutional Shares of the Federated Fund; and (2) the pro forma fees and expenses of Institutional Shares of the Federated Fund on a combined basis after giving effect to the Reorganization. As described below, the pro forma operating expenses of the Federated Fund are shown after giving effect to a contractual waiver and reimbursement of expenses by the Federated Adviser to limit annual total operating expenses to not more than 0.95%, which will commence on the effective date of the Reorganization and will continue through November, 2008 (two years from the effective date of the Reorganization); and annual total operating expenses of the MDT Fund are shown after giving effect to a contractual waiver of expenses by the MDT Adviser to limit annual total operating expenses to not more than 0.95% through November 2006.



                                                     DT Fund              Federated
                                                               Federated   Fund -
                                                    MnstitutionaFund -   Institutional
                                                    -lass     InstitutionShares Pro
                                                    I Shares    Shares      Forma
Shareholder Fees                                    C                     Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases         None       None       None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a               None       None       None
percentage of original purchase price or
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested        None       None       None
Dividends (and other Distributions) (as a
percentage of offering price)
Redemption Fee (including exchanges) (as a           2.00%(1)       None       None
percentage of amount redeemed, if applicable)
Exchange Fee                                             None       None       None
Account Fee                                              None       None       None

Annual Fund Operating Expenses (Before Waivers)(2)
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                          0.40%   0.40%(3)   0.40%(4)
Distribution (12b-1) Fee                                 None       None       None
Other Expenses                                       0.51%(5)   0.42%(6)  0.41%(7)
                                                     --------   --------  --------
Total Annual Fund Operating Expenses                 0.91%(8)      0.82%      0.81%
Expenses Recovered                                      0.01%      0.00%      0.00%
Net Annual Fund Operating Expenses                   0.92%(8)      0.82%   0.81%(4)
--------------------------------




(1)The Fund charges a 2.00% redemption fee on shares redeemed within 30 days of purchase.
(2 For the Federated Fund and the Federated Fund Pro Forma Combined, the
   percentages shown are annualized based on expenses for the fiscal year ended April 30, 2006 and the anticipated expenses for the fiscal year
   ending April 30, 2007, respectively.   However, the rate at which
   expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated
   average percentage.  Although not contractually obligated to do so
   (except as discussed in note 4), the Federated Adviser and administrator waived or have voluntarily agreed to waive certain amounts.  These are shown below along with the net expenses the
   Federated Fund paid for the fiscal year ended April 30, 2006 and the Federated Fund Pro Forma Combined expects to pay for the fiscal year ending April 30, 2007.
                                               MDT Fund -  Federated  Federated
                                                Institutional Fund -   Fund -
                                             Class   Institutional Institutional
                                                     Shares      Share    Shares
                                                                      Pro Forma
                                                                       Combined
     Additional Waivers/Reimbursement of Fund      0.00%       0.31%     0.30%
     Expenses (voluntary)
     Total Anticipated Annual Fund Operating        0.92%       0.51%     0.51%
     Expenses (after waivers/reimbursement)
(3)The Federated Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time.
   The management fee paid by the Fund (after the voluntary waiver) was 0.10% for the fiscal year ended April 30, 2006.
(4)The Federated Adviser is obligated to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive, and/or reimburse other operating expenses (excluding interest, taxes and brokerage commissions), in order to limit the aggregate annual operating expenses for the Institutional Shares of the Fund to not more than 0.95% of its daily net assets. Any waiver by the administrator that reduces such expenses (as discussed in note 2) may have the effect of reducing the amount to be waived or reimbursed by the Federated Adviser pursuant to its contractual commitment. This commitment will expire in November, 2008. As a separate matter, although not obligated to do so, the Federated Adviser expects to voluntarily waive a portion of its investment advisory fee. This voluntary waiver can be terminated at any time. The management fee paid by the Fund (after all waivers/reimbursement) is expected to be 0.11% for the fiscal year ending April 30, 2007.
(5)Other Expenses include custodian, administration, transfer agency and other customary Fund expenses. This also includes an account administration fee which is used to compensate intermediaries for account administrative services, and a record keeping fee which is used to compensate intermediaries for recordkeeping services.
(6)Includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. The administrator voluntarily waived a portion of its fee. This voluntary waiver can be terminated at any time. Total Other Expenses paid by the Fund's Institutional Shares (after the voluntary waiver) were 0.41% for the fiscal year ended April 30, 2006.
(7)Includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Although not contractually obligated to do so (except as discussed in note 4), the administrator expects to voluntarily waive a portion of its fee. This voluntary waiver can be terminated at any time. Total Other Expenses paid by the Fund's Institutional Shares (after the anticipated waiver) are expected to be 0.40% for the fiscal year ending April 30, 2007.
(8)The MDT Adviser has contractually agreed to limit the Institutional
   Class' Total Annual Fund Operating Expenses to 0.95% of average net assets of the Fund through November 30, 2006. The Fund previously agreed to reimburse the Adviser for any such expenses or fees waived by the Adviser within a three-year period if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time; however, in connection with the Reorganization, the Adviser has agreed not to seek repayment.



Example

      This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

      The Example assumes that you invest $10,000 in each respective Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's Institutional Shares operating expenses are before waivers as shown in the Table and remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


                  MDT Fund     Federated Fund       Federated Fund
                                                       Pro Forma
                                                       Combined
  1 Year            $93               $84                 $83
  3 Years           $290             $262                $259
  5 Years           $504             $455                $450
  10 Years         $1,120           $1,014              $1,002




COMPARISON OF POTENTIAL RISKS AND REWARDS: PERFORMANCE INFORMATION

      The performance information shown below will help you analyze each Fund's investment risks in light of its historical returns. The bar charts show the variability of the MDT Fund's Institutional Class Shares, Class A Shares and Class C Shares, and the Federated Fund's Class A Shares and Institutional Shares total returns on a calendar year basis for the years indicated. The Average Annual Total Return table shows returns averaged over the stated periods. The figures assume reinvestment of dividends and distributions. Each Fund's performance will fluctuate, and past performance is no guarantee of future results.

MDT - Institutional Class Shares

Risk/Return Bar Chart and Table


The graphic presentation displayed here consists of a bar chart representing the annual total returns of the MDT Fund's, Institutional Class Shares as of the calendar year-end for each of three years.


The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of .50% up to 5.00%.


The `x' axis represents calculation periods from the earliest first full calendar year end of the Fund's start of business through the calendar year ended 2005. The light gray shaded chart features three distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 2003 through 2005. The percentages noted are: 0.72%, 1.47%, and 2.21%, respectively.


The Fund's Institutional Class Shares are sold without a sales charge
(load). The total returns shown in the bar chart above are based upon net asset value.


The Fund's Institutional Class Shares total return for the six-month period from January 1, 2006 to June 30, 2006 was 1.78%.


Within the periods shown in the bar chart, the Fund's Institutional Class Shares highest quarterly return was 1.78% (quarter ended September 30, 2004). Its lowest quarterly return was 0.84% (quarter ended June 30, 2004).


Average Annual Total Return Table
Return Before Taxes is shown for the Fund's Institutional Class Shares. In addition, Return After Taxes is shown for the Fund's Institutional Class Shares to illustrate the effect of federal taxes on the Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Citigroup Salomon 1-Year Treasury Benchmark Index, a broad-based market index, and the Lipper Short-Term Investment Grade Debt Funds Index, an average of funds with similar objectives. Index returns do not reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. Indexes and averages are unmanaged and it is not possible to invest directly in an index or average.

 (For the periods ended December 31, 2005)

                                       Start of
    ---------------------------- 1 YearPerfomance(1)

    Institutional Shares
    Return Before Taxes          2.21% 1.54%
    Return After Taxes on        0.98% 0.43%
    Distributions(2)
    Return After Taxes on
    Distributions and Sale of   -1.43% 0.67%
    Fund Shares(2)
    Citigroup Salomon 1-Year
    Treasury Benchmark Index(3) -2.31% 5.25%

    Lipper Short-Term
    Investment Grade Debt Funds -1.76% 7.30%
    Index(4)

1     The Fund's Institutional Class Shares start of performance date was
       October 1, 2002.
2     After-tax returns are calculated using a standard set of assumptions.
       The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
3     The Citigroup Salomon 1-Year Treasury Benchmark Index is an unmanaged index generally representative of the average yield on one-year Treasury bills. The performance of the index assumes the reinvestment of dividends or other distributions but does not reflect deductions for fees, expenses or taxes.
4     The Lipper Short-Term Investment Grade Debt Funds Index is the average of the 30 largest funds in the Lipper Short-Term Investment Grade Funds category. These funds, by portfolio practice, invest primarily in investment grade debt issues (rated in the top four grades) with a dollar weighted average maturity of six months to three years. The return of the index assumes the reinvestment of any dividends or other distributions.

Federated Fund - Institutional Shares


Risk/Return Bar Chart and Table
The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Federated Fund's, Institutional Shares as of the calendar year-end for each of ten years.


The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1.00% up to 10.00%.


The `x' axis represents calculation periods from the earliest first full calendar year end of the Fund's start of business through the calendar year ended 2005. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1996 through 2005. The percentages noted are: 5.41%, 6.41%, 5.73%, 3.66%,
8.75%, 6.88%, 3.32%, 1.35%, 2.33% and 2.38%, respectively.



------------------------------------------------------------------------------
The Fund's Institutional Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.
------------------------------------------------------------------------------

 The Fund's Institutional Shares total return for the six-month period from January 1, 2006 to June 30, 2006 was 1.27%.

Within the period shown in the bar chart, the Fund's Institutional Shares highest quarterly return was 3.13% (quarter ended September 30, 2001). Its lowest quarterly return was (0.80) % (quarter ended June 30, 2004).



Average Annual Total Return Table
Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Merrill Lynch 1-3 Year Short-Term Corporate Index
(ML1-3STC)(1), a broad based market index, the 0-3 Year Composite Index (0-3C)(2), a composite index and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA)(3), an average of Funds with similar investments objectives. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

 (For the periods ended December 31, 2005)


------------------------------   1 Year   5 Years    10     ---
                                                     Years
Institutional Shares:
Return Before Taxes              2.38%    3.23%      4.60%
Return After Taxes on            1.16%    1.75%      2.58%
Distributions(4)
Return After Taxes on
Distributions and Sale of     ---1.53%    1.86%      2.66%
Fund Shares(4)
ML1-3STC                         1.89%    4.99%      5.65%
0-3C                             2.12%    4.42%      5.35%
LSIGDFA                          1.61%    3.49%      4.43%

------------------------------------------------------------------------------
(1) The ML 1-3 STC is an unmanaged index that tracks the performance of the U.S. dollar-denominated investment grade public debt issued in the U.S. domestic bond market. Qualifying bonds must have at least one year but less than three years remaining term to maturity, a fixed coupon schedule and a minimum amount outstanding of $150 million. Investments cannot be made in an index.
(2) The 0-3C is a composite index of four separate unmanaged indexes which track various security types. The indexes are produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. The four component indexes are the Merrill Lynch 1-3 Year Corporate Index (30% weighting in the Composite Index), the Merrill Lynch 0-3 Year Fixed Rate Asset-Backed Securities Index (30%), the Merrill Lynch 1-3 Year Treasury/Agency Index (20%) and the Merrill Lynch 0-3 Year Mortgage-Backed Securities Index (20%). The weightings assigned to each component index of the 0-3C are fixed, but do not necessarily reflect the Fund's allocation to the type of fixed-income securities represented by the component indexes, which will vary. The four component indexes (and, by extension the 0-3C), are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The four component indexes are unmanaged and, unlike the Fund, are not affected by cashflows. Investments cannot be made in an index.
(3) Lipper figures represent the average of the total returns reported by all of the mutual Funds designated by Lipper, Inc. as falling into the category indicated. These figures do not reflect sales charges.
(4) After-tax returns are calculated using a standard set of assumptions.
The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all
Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(K) plans.



MDT Fund- Class A Shares and Class C Shares


Risk/Return Bar Chart and Table
The Fund's Class A and Class C Shares commenced operations on September 15, 2005. For the period prior to the commencement of operations of Class A and Class C Shares, the performance information shown in the bar chart below is for the Fund's Institutional Shares, adjusted to reflect the expenses of Class A Shares.

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the MDT Fund's, Class A and Class C Shares as of the calendar year-end for each of three years.


The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of .50% up to 5.00%.


The `x' axis represents calculation periods from the earliest first full calendar year end of the Fund's start of business through the calendar year ended 2005. The light gray shaded chart features three distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 2003 through 2005. The percentages noted are: 0.47%, 1.22%, and 2.07%, respectively.



------------------------------------------------------------------------------
The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.
------------------------------------------------------------------------------

The Fund's Class A Shares total return for the six-month period from January 1, 2006 to June 30, 2006 was 0.76%.

Within the period shown in the bar chart, the Fund's Class A Shares highest quarterly return was 1.00% (quarter ended September, 2004). Its lowest quarterly return was (0.91)% (quarter ended June 30, 2004).


Average Annual Total Return Table
The Average Annual Total Returns for the Fund's Class A and Class C Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for all classes. In addition, Return After Taxes is shown for the Fund's Institutional Shares to illustrate the effect of federal taxes on the Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Citigroup Salomon 1-Year Treasury Benchmark Index, a broad-based market index, and the Lipper Short-Term Investment Grade Debt Funds Index (LMCCFA), an average of funds with similar objectives. Index returns do not reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. Indexes and averages are unmanaged and it is not possible to invest directly in an index or average.

 (For the periods ended December 31, 2005)

                                       Start of
    ---------------------------- 1 YearPerfomance(2)

    Class A Shares(1)
    Return Before Taxes          (0.21)0.62%
    Return After Taxes on        (1.32)(0.40)%
    Distributions(2)
    Return After Taxes on
    Distributions and Sale of   -(0.15)(0.06)%
    Fund Shares(2)
    Class C Shares(1)            0.32% 0.57%
    Citigroup Salomon 1-Year
    Treasury Benchmark Index(3) -2.31% 5.25%

    Lipper Short-Term
    Investment Grade Debt Funds -1.76% 7.30%
    Index(4)

5     The Fund's Class A and Class C Shares total returns for such periods are those of the Fund's Institutional Shares, but adjusted to reflect the sales charges or contingent deferred sales charge (CDSC) and expenses applicable to that Class.
6     The Fund's Institutional Shares start of performance date was October
       1, 2002.
7     After-tax returns are calculated using a standard set of assumptions.
       The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
8     The Citigroup Salomon 1-Year Treasury Benchmark Index is an unmanaged index generally representative of the average yield on one-year Treasury bills. The performance of the index assumes the reinvestment of dividends or other distributions but does not reflect deductions for fees, expenses or taxes.
9     The Lipper Short-Term Investment Grade Debt Funds Index is the average of the 30 largest funds in the Lipper Short-Term Investment Grade Funds category. These funds, by portfolio practice, invest primarily in investment grade debt issues (rated in the top four grades) with a dollar weighted average maturity of six months to three years. The return of the index assumes the reinvestment of any dividends or other distributions.



Federated Fund - Class A Shares


Risk/Return Bar Chart and Table
The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Federated Fund's Class A Shares as of the calendar year-end for the year.


The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1.00% up to 2.00%.


The `x' axis represents calculation periods from the earliest first full calendar year end of the Fund's start of business through the calendar year ended 2005. The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for the calendar year 2005 is stated directly at the top of the bar. The percentage noted is 1.80%.



------------------------------------------------------------------------------
The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.
------------------------------------------------------------------------------

The Fund's Class A Shares total return for the six-month period from January 1, 2006 to June 30, 2006 was 0.99%.

Within the period shown in the bar chart, the Fund's Class A Shares highest quarterly return was 0.98% (quarter ended June 30, 2005). Its lowest quarterly return was (0.13) % (quarter ended March 31, 2005).



Average Annual Total Return Table
Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Merrill Lynch 1-3 Year Short-Term Corporate Index
(ML1-3STC)(1), a broad based market index, the 0-3 Year Composite Index (0-3C)(2), a composite index and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA)(3), an average of Funds with similar investments objectives. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

 (For the periods ended December 31, 2005)


------------------------------   1 Year   Start of
                                          Performance(4)
Fund:
Return Before Taxes              0.73%    0.98%
Return After Taxes on            (0.27)%  0.02%
Distributions(5)
Return After Taxes on
Distributions and Sale of     ---0.46%    0.29%
Fund Shares(5)
ML1-3STC                         1.89%    1.73%
0-3C                             2.12%    2.00%
LSIGDFA                          1.61%    2.04%

------------------------------------------------------------------------------

(1) The ML 1-3 STC is an unmanaged index that tracks the performance of the U.S. dollar-denominated investment grade public debt issued in the U.S. domestic bond market. Qualifying bonds must have at least one year but less than three years remaining term to maturity, a fixed coupon schedule and a minimum amount outstanding of $150 million. Investments cannot be made in an index.
(2) The 0-3C is a composite index of four separate unmanaged indexes which track various security types. The indexes are produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. The four component indexes are the Merrill Lynch 1-3 Year Corporate Index (30% weighting in the Composite Index), the Merrill Lynch 0-3 Year Fixed Rate Asset-Backed Securities Index (30%), the Merrill Lynch 1-3 Year Treasury/Agency Index (20%) and the Merrill Lynch 0-3 Year Mortgage-Backed Securities Index (20%). The weightings assigned to each component index of the 0-3C are fixed, but do not necessarily reflect the Fund's allocation to the type of fixed-income securities represented by the component indexes, which will vary. The four component indexes (and, by extension the 0-3C), are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The four component indexes are unmanaged and, unlike the Fund, are not affected by cashflows. Investments cannot be made in an index.
(3) Lipper figures represent the average of the total returns reported by all of the mutual Funds designated by Lipper, Inc. as falling into the category indicated. These figures do not reflect sales charges.
(4) The Fund's Class A Shares start of performance date was August 26, 2004.
(5) After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(K) plans.




Financial Highlights

MDT Fund

      The Financial Highlights will help you understand the MDT Fund's financial performance since its inception. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the MDT Fund, assuming reinvestment of any dividends and capital gains.

      The information for Institutional Shares, except for the six months ended January 31, 2006, has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the MDT Fund's audited financial statements, is included in the Fund's Annual Report.

MDT FUND

FINANCIAL HIGHLIGHTS

INSTITUTIONAL CLASS

                              FOR THE SIX     FOR THE   FOR THE      FOR THE
                              MONTHS ENDED    YEAR      YEAR ENDED   PERIOD
                            JANUARY 31, 2006    ENDED   JULY 31,   OCTOBER 1,
                                              JULY 31,     2004      2002(1)
                              (UNAUDITED)       2005                 THROUGH
                                                                    JULY 31,
                                                                      2003
PER SHARE DATA:
Net asset value,               $9.54              $9.63      $9.86      $10.00
beginning of period
                           ----------------------------------------------------
                           ----------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS:
   Net investment income        0.17               0.27       0.06        0.15
   (2)
   Net realized and           (0.04)             (0.06)       0.02      (0.07)
   unrealized gain (loss)
   on investments
   Total from investment        0.13               0.21       0.08        0.08
   operations
                           ----------------------------------------------------
                           ----------------------------------------------------
LESS DISTRIBUTIONS:
   Dividends from net         (0.19)             (0.30)     (0.15)      (0.22)
   investment income
   Return on capital              --                 --     (0.16)          --
                           ----------------------------------------------------
                           ----------------------------------------------------
   Total dividends and        (0.19)             (0.30)     (0.31)      (0.22)
   distributions
                           ----------------------------------------------------
                           ----------------------------------------------------
Net asset value, end of        $9.48              $9.54      $9.63       $9.86
period
                           ====================================================
                           ====================================================
Total return               1.36% (3)              2.20%      0.86%   0.82% (3)

SUPPLEMENTAL DATA AND
RATIOS:
   Net assets, end of      $35,809,377      $37,387,539 $37,905,494$45,750,186
   period
   Ratio of expenses to    1.12% (4)              0.91%      0.89%   0.98% (4)
     average net assets
     before waiver or
     recovery of waived
     expenses by Adviser
   Ratio of expenses to    0.95% (4)              0.92%      0.95%   0.95% (4)
     average net assets
     after waiver or
     recovery of waived
     expenses by Adviser
   Ratio of net            3.40% (4)              2.87%      0.72%   2.00% (4)
     investment income to
     average net assets
     before waiver or
     recovery of waived
     expenses by Adviser
   Ratio of net            3.57% (4)              2.86%      0.66%   2.03% (4)
     investment income to
     average net assets
     after waiver or
     recovery of waived
     expenses by Adviser
Portfolio turnover rate    23.24%                51.74%     96.92%  68.89% (3)
                              (3)(5)


(1)  Commencement of operations.

(2) Net investment income per share is calculated by dividing the net investment income by the average shares outstanding throughout the period.

(3)  Not Annualized.

(4)  Annualized.

(5) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




MDT FUND

FINANCIAL HIGHLIGHTS (CONTINUED)

CLASS A SHARES AND CLASS C SHARES (UNAUDITED)



                                               CLASS A         CLASS C
                                            FOR THE PERIOD SEPTEMBER 15,
                                                      2005(1)
                                              THROUGH JANUARY 31, 2006
PER SHARE DATA:
   Net asset value, beginning of period               $9.58          $9.58
                                          ---------------------------------
                                          ---------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (2)                           0.12           0.10
   Net realized and unrealized loss on               (0.08)         (0.08)
   investments
                                          ---------------------------------
                                          ---------------------------------
   Total from investment operations                    0.04           0.02
                                          ---------------------------------
                                          ---------------------------------
LESS DISTRIBUTIONS:
   Dividends from net investment income              (0.14)         (0.11)
                                          ---------------------------------
                                          ---------------------------------
   Total dividends and distributions                 (0.14)         (0.11)
                                          ---------------------------------
                                          ---------------------------------
Net asset value, end of period                        $9.48          $9.49
Total Return (3)                                  0.47% (5)      0.26% (6)

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of periods                       $10,478         $1,006
   Ratio of expenses to average net                   1.44%          2.19%
   assets before reimbursement by
   Adviser (4)
   Ratio of expenses to average net                   1.20%          1.95%
   assets after reimbursement by Adviser
   (4)
   Ratio of net investment income to                  3.16%          2.41%
   average net assets before
   reimbursement by Adviser (4)
   Ratio of net investment income to                  3.40%          2.65%
   average net assets after
   reimbursement by Adviser (4)
   Portfolio turnover rate (3)(7)                    23.24%         23.24%


(1)  Commencement of operations.

(2) Net investment income per share is calculated by dividing net investment income by the average shares outstanding throughout the period.

(3)  Not annualized.

(4)  Annualized.

(5)  Calculation does not reflect the deduction of the 2.25% sales load.

(6)  Calculation does not reflect the deduction of any deferred sales charge.

(7) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.




Federated Fund

      The Financial Highlights will help you understand the Federated Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Federated Fund, assuming reinvestment of any dividends and capital gains.

      This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Federated Fund's audited financial statements, is included in the Fund's Annual Report.




FINANCIAL HIGHLIGHTS-CLASS A SHARES

(For a Share Outstanding Throughout Each Period)

                                      Year    Period
                                        Ended  Ended
                                      4/30/2004/30/2(1)
Net Asset Value, Beginning of Period    $8.39  $8.47
Income From Investment Operations:
Net investment income                    0.25   0.15
Net realized and unrealized loss on     (0.07) (0.08)
investments
  TOTAL FROM INVESTMENT OPERATIONS       0.18   0.07
Less Distributions:
Distributions from net investment       (0.25) (0.15)
income
Net Asset Value, End of Period          $8.32  $8.39
Total Return(2)                          2.17%  0.84%

Ratios to Average Net Assets:
Net expenses                             1.08%  1.09%(3)
Net investment income                    2.99%  2.68%(3)
Expense waiver/reimbursement(4)          0.32%  0.28%(3)
Supplemental Data:
Net assets, end of period (000        $68,898 $106,051
omitted)
Portfolio turnover                         43%    30%(5)


1 Reflects operations for the period from August 26, 2004 (date of initial public investment) to April 30, 2005.
2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
3 Computed on an annualized basis.
4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended April 30, 2005.

FINANCIAL HIGHLIGHTS-INSTITUTIONAL SHARES

(For a Share Outstanding Throughout Each Period)

Year Ended Apri       2006     2005     2004      2003        2002
l30
Net Asset Value,     $8.39    $8.47    $8.56     $8.70       $8.74
Beginning of
Period
Income From
Investment
Operations:
Net investment        0.30     0.26     0.25      0.35        0.47
income
Net realized and     (0.07)   (0.08)   (0.10)    (0.14)      (0.05)
unrealized loss
on investments
  TOTAL FROM          0.23     0.18     0.15      0.21        0.42
  INVESTMENT
  OPERATIONS
Less
Distributions:
Distributions        (0.30)   (0.26)   (0.24)    (0.35)      (0.46)
from net
investment income
Net Asset Value,     $8.32    $8.39    $8.47     $8.56       $8.70
End of Period
Total Return(1)       2.75%    2.14%    1.81%     2.46%       4.90%

Ratios to Average
Net Assets:
Net expenses          0.51%    0.56%    0.56%     0.56%       0.57%
Net investment        3.60%    3.03%    3.00%     3.96%       5.30%
income
Expense               0.31%    0.31%    0.30%     0.26%       0.28%
waiver/reimbursement(2)
Supplemental Data:
Net assets, end     $132,698 $156,173 $185,337  $236,394    $236,307
of period
(000omitted)
Portfolio turnover      43%      30%      38%       69%         29%


1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
2 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.


INVESTMENT ADVISER

      The Board of Trustees of MDT Funds ("MDT Board") governs the MDT Fund and selects and oversees the MDT Fund's Adviser, Federated MDTA LLC ("MDT Adviser"). The MDT Adviser manages the MDT Fund's assets, including buying and selling portfolio securities. The MDT Adviser is a subsidiary of Federated and is registered as an investment adviser under the Investment Advisers Act of 1940. The address of the MDT Adviser is 125 CambridgePark Drive, Cambridge, MA 02140.

      The Board of Trustees of Federated Income Securities Trust ("Federated Board") governs the Federated Fund and oversees the Federated Fund's Advisor, Federated Investment Management Company ("Federated Adviser"). The Federated Adviser manages the Federated Fund's assets, including buying and selling portfolio securities. The Federated Adviser is a subsidiary of Federated Investors, Inc. and is registered as an investment adviser under the Investment Advisers Act of 1940. The address of the Federated Adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

      As previously noted, shareholders are being asked to approve or disapprove a New Investment Management Agreement between the MDT Adviser and the MDT Funds that will take effect on November 17, 2006.

      The Federated Adviser, MDT Adviser and other subsidiaries of Federated advise approximately 140 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $217.5 billion in assets as of March 31, 2006. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,305 employees. Federated provides investment products to more than 5,500 investment professionals and institutions.

Portfolio Management Information
THE FEDERATED FUND

Randall S. Bauer
      Randall S. Bauer has been the Fund's Portfolio Manager since
October 1995. He is Vice President of the Trust. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Federated Adviser since 1994. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from the Pennsylvania State University.

      The Fund's SAI dated June 30, 2006 provides additional information about the Portfolio Manager's compensation, management of other accounts, and ownership of securities in the Fund.

THE MDT FUND

John F. Sherman
      John F. Sherman, C.F.A., Portfolio Manager, joined MDT Advisers in 2000. He has over fourteen years of experience analyzing financial markets and has been responsible for the Adviser's fixed-income investments for the past five years. Prior to joining the Adviser, Mr. Sherman served as a Senior Analyst for Citizens Financial Group from 1999 to 2000 and as a Senior Analyst for the FDIC from 1991-1999. He is a member of the CFA Institute and the Boston Security Analysts Society. He holds a designation as a Chartered Financial Analyst. He received a B.S.B.A. from North Adams State College, and an M.B.A. from the Boston University Graduate School of Management.

      The Fund's SAI dated November 28, 2005 (revised July 17, 2006) provides additional information about the Portfolio Manager's compensation, management of other accounts, and ownership of securities in the Fund.


ADVISORY FEES, SERVICE FEES, SHAREHOLDER FEES AND OTHER EXPENSES

Investment Advisory Fees

      The annual advisory fee for the Federated Fund is 0.40% of the Federated Fund's average daily net assets. The Federated Adviser may voluntarily choose to waive a portion of its advisory fee or reimburse other expenses of the Federated Fund. This voluntary waiver or reimbursement may be terminated by the Federated Adviser at any time in its sole discretion. The annual advisory fee for the MDT Fund is 0.40% of the MDT Fund's average daily net assets. The MDT Adviser may similarly voluntarily choose to waive a portion of its advisory fee or reimburse the MDT Fund for certain expenses and may likewise terminate such waiver or reimbursement at any time in its sole discretion. A discussion of the Federated Board's review of the Federated Fund's investment advisory contract is available in the the Federated Fund's Annual Report dated April 30, 2006.

      The MDT Adviser has contractually agreed to waive all or a portion of its investment advisory fee which it is otherwise entitled to receive from the MDT Fund, and/or reimburse operating expenses (excluding interest, taxes and brokerage commissions) ("Operating Expenses") of the MDT Fund, in order to limit the MDT Fund's Operating Expenses to not more than the annual percentage of the MDT Fund's daily net assets (maximum Operating Expenses of 1.20% for Class A Shares, 1.95% for Class C Shares and 0.95% for Institutional Class Shares) through November 30, 2006.

Administrative Fees

      Federated Administrative Services ("FAS"), an affiliate of the Federated Adviser, serves as administrator to the Federated Fund and as of July 17, 2006, as administrator to the MDT Funds. FAS provides certain administrative personnel and services as necessary. FAS provides these services at an annual rate based on the average aggregate daily net assets of the Funds and most of the other Federated Funds advised by the Federated Adviser or its affiliates. For both the MDT Fund and the Federated Fund, the rate charged by FAS is based on a scale that ranges from 0.150% on the first $5 billion of average aggregate daily nets assets to 0.075% on assets over $20 billion. FAS' minimum annual administrative fee with respect to each Fund is $150,000 per portfolio and $40,000 per each additional class of shares. FAS may choose voluntarily to waive a portion of its fee. The net administrative fee expense charged by FAS for the Federated Fund's fiscal year ended June 30, 2006 was $238,054. For the fiscal year ended July 31, 2005, the MDT Fund paid $33,841 to U.S. Bancorp Fund Services, LLC (the MDT Fund's previous Administrator) for administrative services.

      The Funds and their affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Funds.

Service Fees

      As of July 17, 2006, the MDT Fund entered into a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC") under which it may make payments of up to 0.25% of the average daily NAV of the Fund to obtain certain personal services for shareholders and the maintenance of shareholder accounts. The Federated Fund has also entered into a Shareholder Services Agreement with FSSC under which it may make payments of up to 0.25% of the average daily NAV of the Fund to obtain certain personal services for shareholders and the maintenance of shareholder accounts. The Shareholder Services Agreement for both Funds provides that FSSC, an affiliate of the Federated Adviser, either will perform shareholder services directly or will select financial institutions to perform such services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedule of such fees and the basis upon which such fees will be paid is determined from time to time by the Funds and FSSC.

Rule 12b-1 Fees

      Federated Securities Corp. ("FSC"), an affiliate of the Federated Adviser, is the principal distributor for shares of the Federated Fund. The Federated Fund has adopted a Rule 12b-1 Distribution Plan (the "Distribution Plan") pursuant to which the Federated Fund may pay a fee to the distributor in an amount computed at an annual rate of 0.50% of the average daily net assets of the Federated Fund's Class A Shares to finance any activity which is principally intended to result in the sale of shares subject to the Distribution Plan.

      As of July 17, 2006, FSC is the distributor for shares of the MDT Fund. The MDT Fund's Class A Shares and Class C Shares have adopted a Rule 12b-1 Plan which authorizes payments by the Class A Shares at an annual rate of 0.35% of the average daily net asset value of the Class A Shares and payments by the Class C Shares at an annual rate of 1.00% of the average daily net asset value of the Class C Shares of the MDT Fund. However, the Board of Trustees currently has authorized Class A Shares to pay up to 0.25% of the average daily net asset value of Class A Shares. Because these fees are paid out of the Funds' assets on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

Account Administration Fees

      The Federated Fund and, as of July 17, 2006, the MDT Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

Recordkeeping Fees

      The Federated Fund and, as of July 17, 2006, the MDT Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

Networking Fees

      The Federated Fund and, as of July 17, 2006, the MDT Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

Additional Payments to Financial Intermediaries

      FSC and its affiliates may pay out of their own resources amounts (including items of material value) to certain financial intermediaries that support the sale of shares or provide services to Federated Fund or MDT Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell shares of the Funds to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with FSC (including the Federated Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Funds' Prospectuses and described above because they are not paid by the Federated Fund or MDT Fund.

      These payments are negotiated and may be based on such factors as the number or value of shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Funds to the financial intermediary under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Federated Fund, MDT Fund and/or other Federated Funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended Funds, and/or granting FSC preferential or enhanced opportunities to promote the Funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the FSC, the MDT Fund or the Federated Fund and any services provided.


PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES; DIVIDENDS AND DISTRIBUTIONS; TAX INFORMATION; FREQUENT TRADING; PORTFOLIO HOLDINGS INFORMATION

      The transfer agent and dividend-disbursing agent for the Federated Fund, and as of July 17, 2006, for the MDT Fund is State Street Bank and Trust Company ("State Street Bank"). Prior to July 17, 2006, U.S. Bancorp Fund Services, LLC was the MDT Fund's transfer agent. Services provided by State Street Bank include the issuance, cancellation and transfer of the Funds' shares, and the maintenance of records regarding the ownership of such shares. Reference is made to the Prospectuses of the Federated Fund dated June 30, 2006, and the Prospectuses of the MDT Fund dated November 28, 2005 (revised July 17, 2006) each of which is incorporated herein by reference, for a complete description of the purchase, exchange, and redemption procedures applicable to purchases, exchanges, and redemptions of the Funds.


Purchases



  The following charts show the minimum initial and subsequent investment amounts for each Fund:

A.    Minimum Investments

                                                  Retirement       Systematic
                                    Retirement       Plan       Investment Plan
              Initial   Subsequent     Plan       Subsequent       Investment
              InvestmentInvestment  Investment    Investment        Minimum
Fund           Minimum   Minimum   Minimum(1,2)     Minimum (Initial/Subsequent)
The            $25,000      $0          --            --          $25,000/$50
Federated
Fund
Institutional
Shares
The            $1,500      $100        $250          $100          $1,500/$50
Federated
Fund Class A
Shares
The MDT Fund  $1          $2,500     $500,000       $2,500          Minimum
Institutional  million                                          requirement per
Class Shares                                                          Fund
                                                                  account/$250
The MDT Fund   $1,000      $50         $100           $50           Minimum
Class A  and                                                    requirement per
Class C                                                         Fund account/$50
Shares
The MDT Fund    $250       $50          --            --            Minimum
Class A  and                                                    requirement per
Class C                                                         Fund account/$50
Shares-
Broker-dealer
sponsored
Wrap Account
Programs
The MDT Fund   $1,000     $1,000        --            --            Minimum
Institutional                                                   requirement per
Shares -                                                              Fund
existing                                                          account/$250
shareholders
of any MDT
Fund as of
August 26,
2005(2)
The MDT Fund  $100,000    $2,500       ---            ---           Minimum
Institutional                                                   requirement per
Shares -                                                              Fund
registered                                                        account/$250
investment
adviser to a
single
client with
purchase in
excess of
$100,000(2)
The MDT Fund  $250,000    $2,500        --            --            Minimum
Institutional                                                   requirement per
Shares -                                                              Fund
registered                                                        account/$250
investment
adviser to a
group of
clients with
cumulative
purchase in
excess of
$250,000(2)
(1) For the MDT Fund, Retirement and Tax-Deferred Accounts, these would include Trustees and Officers of the MDT Funds, employees of the Adviser and its affiliates, their families, employee benefit plans sponsored by the Adviser, and former members of the Memorial Drive Trust.

(2) Shareholders eligible to purchase Institutional Class Shares of the Fund under these categories may be asked to include a written statement with their initial purchase verifying their qualification. "Registered Investment Advisers" include only those advisers purchasing Fund shares through a transaction fee program.

      Initial Investment Minimums of the Federated Fund will be waived for purposes of the Reorganization.

  Purchases of shares of the Federated Fund and MDT Fund may be made through an investment professional, directly from the Funds or through an exchange from another Federated fund or MDT fund. Once an account is opened additional shares may be purchased through the systematic investment program or through a depository institution that is an automatic clearing house member. The Funds reserve the right to reject any purchase request. The purchase price of the Federated Fund and the MDT Fund shares is based on NAV, plus any applicable sales charges.

  At the time of the Reorganization, the NAV of the MDT Fund's shares will be determined in accordance with the procedures described in the Federated Fund's Prospectus and Statement of Additional Information, and in accordance with the Federated Fund's valuation procedures. The MDT Fund and the Federated Fund currently utilize the same valuation procedures.

  Class A Shares of the Federated Fund and MDT Fund are sold at NAV, plus a front end sales charge as listed below:

                                          Sales Charge as   a     Sales
Charge as
Amount of Transaction                           % of Offering Price     a % of
NAV

Less than $1 million                            1.00%             1.01%

$1 million or greater                           0.00%             0.00%



  No front-end sales charge will be imposed on the Class A Shares of the Federated Fund that are issued to the shareholders of the MDT Fund in the Reorganization.

  A contingent deferred sales charge ("CDSC") of 0.75% of the redemption amount applies to Class A Shares (purchase amount of $1 million or more) redeemed within 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

There is no initial sales charge for Class C Shares of the MDT Fund. There is a contingent deferred sales charge of 1.00% on Class C Shares of the MDT Fund shares that you sell within 12 months of the purchase date.

      Purchase orders for both Funds are effected at the offering price next calculated after receipt of the order. The net asset value per share for the Federated Fund and the MDT Fund is calculated as of the close of trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange, Inc. (the "NYSE") on each day on which the NYSE is open for business ("NYSE Closing Time").


Redemptions and Exchanges

      Redemptions and exchanges of the Federated Fund and the MDT Fund may be made through an investment professional or directly from a Fund by telephone or by mailing a written request. The Funds also offer their shareholders a systematic withdrawal plan.

      Class A shareholders of the Federated Fund and, since July 17, 2006, Class A and Class C shareholders of the MDT Fund may exchange all or a portion of their investment from any class of shares of the MDT Fund or Federated Fund to the same class of shares of any other MDT or Federated fund. Any new account established through an exchange will be subject to the minimum investment requirements described above.

      Institutional shareholders of the MDT Fund and Federated Fund have an exchange privilege that allows shareholders to exchange shares of a Fund for shares of any Federated Fund or in the case of the Federated Fund, share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares.

      Any questions about the foregoing procedures may be directed to, and assistance in effecting purchases, redemptions or exchanges may be obtained by calling 1-800-341-7400.


Dividends and Distributions

      The Federated Fund declares any dividends daily and pays them monthly to shareholders. The MDT Fund declares any dividends and pays them monthly to shareholders. The Funds pay any capital gains annually. Dividends and capital gains distributions will be automatically reinvested in additional shares without a sales charge, unless you elect cash payments.




Tax Information

      The Federated Fund's and MDT Fund's distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income. Capital gains are taxable at different rates depending upon the length of time the Fund holds its assets. The Funds' distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.




Frequent Trading

Frequent or short-term trading into and out of a Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt a Fund's investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in a Fund's NAV in advance of the time as of which NAV is calculated.

      The MDT Fund's Board and the Federated Fund's Board have approved identical policies and procedures intended to discourage excessive frequent or short-term trading of the Funds' shares. The MDT Fund and the Federated Fund monitor trading in Fund shares in an effort to identify disruptive trading activity. The Funds monitor trades into and out of a Fund within a period of 30 days or less. The MDT Fund also charges a 2.00% redemption fee on shares redeemed within ten days of purchase. The size of share transactions subject to monitoring varies. However, where it is determined that a shareholder has exceeded the detection amounts twice within a period of twelve months, the shareholder will be precluded from making further purchases or exchanges of a Fund's shares. The Funds may also monitor trades into and out of a Fund over periods longer than 30 days, and if potentially disruptive trading activity is detected, the shareholder will be precluded from making further purchases or exchanges of a Fund's shares. Whether or not the specific monitoring limits are exceeded, the Funds' management or the Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to a Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of a Fund's shares. No matter how the Funds define its limits on frequent trading of a Fund's shares, other purchases and sales of a Fund's shares may have adverse effects on the management of a Fund's portfolio and its performance.

      The Funds' frequent trading restrictions do not apply to purchases and sales of a Fund's shares by other Federated funds. These funds impose the same frequent trading restrictions as the Funds at their shareholder level. In addition, allocation changes of the investing Federated fund are monitored, and the managers of the recipient Fund must determine that there is no disruption to their management activity. The intent of this exception is to allow investing fund managers to accommodate cash flows that result from non-abusive trading in the investing fund, without being stopped from such trading because the aggregate of such trades exceeds the monitoring limits. Nonetheless, as with any trading in a Fund's shares, purchases and redemptions of a Fund's shares by other Federated funds could adversely affect the management of a Fund's portfolio and its performance.

      The Funds' objective is that their restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Funds anticipate that limitations on their ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.




Portfolio Holdings Information

      Information concerning a Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com. A complete listing of a Fund's portfolio holdings as of the end of eachcalendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. For the Federated Fund, summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten issuer exposures and percentage breakdowns of the portfolio by effective maturity range, credit quality and type of security. For the MDT Fund, summary portfolio composition information may include identification of a the Fund's top ten holdings, recent purchase and sale transactions and a percentage breakdown of the portfolio by sector. If such summary portfolio information is posted, the information will remain in place until replaced by the information for the succeeding month.

      To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.

      You may also access from the "Products" section of the website portfolio information as of the end of the Funds' fiscal quarters. The Funds' Annual and Semi-Annual Reports, which contain complete listings of the Funds' portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of a Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.



                     INFORMATION ABOUT THE REORGANIZATION


DESCRIPTION OF THE PLAN OF REORGANIZATION

      The Plan provides for the Reorganization to occur on the Closing Date, which is expected to be on or after November __, 2006. On the Closing Date all of the assets of the MDT Fund will be transferred to the Federated Fund. In exchange for the transfer of these assets, the Federated Fund will simultaneously issue to the MDT Fund a number of full and fractional Institutional Shares or Class A Shares of the Federated Fund equal in value to the aggregate NAV of the Class A Shares, Class C Shares and Institutional Shares of the MDT Fund calculated as of 4:00 p.m. on the Closing Date.

      Following the transfer of assets in exchange for Class A Shares or Institutional Shares of the Federated Fund, the MDT Fund will distribute the Class A Shares or Institutional Shares of the Federated Fund pro rata to its shareholders of Class A Shares, Class C Shares and Institutional Class Shares of record in complete termination and liquidation of the MDT Fund. Shareholders of the MDT Fund owning shares at the closing on the Closing Date of the Reorganization will receive a number of Class A Shares or Institutional Shares of the Federated Fund with the same aggregate value as the shareholder had in the MDT Fund immediately before the Reorganization. This distribution will be accomplished by the establishment of accounts in the names of the MDT Fund's shareholders on the share records of the Federated Fund's transfer agent. The MDT Fund will then be terminated. The Federated Fund does not issue share certificates to shareholders.

      The transfer of shareholder accounts from the MDT Fund to the Federated Fund will occur automatically. It is not necessary for the MDT Fund shareholders to take any action to effect the transfer. Please do not attempt to make the transfer yourself. If you do so, you may disrupt the management of the Funds' portfolios.

      The Plan contains customary representations, warranties and conditions. The Plan provides that the consummation of the Reorganization is conditioned upon, among other things: (i) approval of the Reorganization by the MDT Fund's shareholders; and (ii) the receipt by the MDT Trust of an opinion to the effect that the Reorganization will be tax-free to the MDT Fund, its shareholders and the Federated Fund. The Plan may be terminated if, before the Closing Date, any of the required conditions has not been met, the representations and warranties are not true or the Board determines that the Reorganization is not in the best interest of the shareholders of the MDT Fund or the Federated Fund.

      The expenses of the Reorganization will be paid by the Federated Adviser or its affiliates. Reorganization expenses include, without limitation: expenses associated with the preparation and filing of this Prospectus/Proxy Statement; postage; printing; accounting fees; legal fees incurred by the Federated Fund and the MDT Fund; proxy solicitation costs; and other related administrative or operational costs.

      The foregoing brief summary of the Plan is qualified in its entirety by the terms and provisions of the Plan, the form of which is attached hereto as Exhibit A and incorporated herein by reference.

Background and Trustees' Considerations Relating to the Proposed
Reorganization.

The proposed Reorganization was first discussed with the Trustees of the MDT Funds in May 2006 following the public announcement of the Acquisition. The Independent Trustees then retained independent legal counsel, and on May 30, 2006, independent counsel provided Federated with a request for information on various matters related to the Acquisition, including the Reorganization. After receiving detailed written responses to this request, the Board met on June 23, 2006 to consider the information and to receive a presentation from senior executives of Federated. At the meeting, the Independent Trustees requested additional information from the Adviser and Federated. The Independent Trustees decided to further review the information received from Federated, as well as information provided in response to their additional requests, at an additional Board meeting they scheduled on July 10, 2006. At the July 10, 2006 meeting, after considering all information presented, the Board, including the Independent Trustees, approved the Reorganization and determined to recommend that the Reorganization be approved by shareholders.

In determining to recommend that the shareholders of the MDT Fund approve the Reorganization, the Trustees considered, among others, the factors described below:

o     The Trustees noted that the  investment  objective and strategies of the
            MDT Fund are similar to the investment objective and strategies of the Federated Fund and that the Reorganization would permit the shareholders of the MDT Fund to pursue similar investment goals in a larger fund.

o     The Trustees  considered that the estimated  operating  expense ratio of
            Class A Shares of the combined fund is lower than the operating expense ratio of Class C Shares of the MDT Fund and that the estimated operating expense ratio of Institutional Shares of the combined fund is lower than the operating expense ratio of Institutional Class Shares of the MDT Fund. The Trustees noted that the estimated operating expense ratio of Class A Shares of the combined fund is higher than the operating expense ratio of Class A Shares of the MDT Fund, but that the Federated Adviser, distributor and administrator have voluntarily agreed to waive fees such that after the effect of the voluntary waiver, Class A Shares of the combined fund would have a lower operating expense ratio than the current operating expense ratio of the MDT Fund's Class A Shares. The Trustees also noted that the Federated Adviser has contractually agreed to limit annual total operating expenses for Class A Shares and Institutional Shares of the combined fund to the current expense cap of Class A Shares and Institutional Class Shares of the MDT Fund, respectively, for a two-year period following the Reorganization.

o     The Trustees  considered  the economies of scale that may be realized by the combined fund as a result of the Reorganization and the benefits to shareholders resulting from any such economies of scale. The Trustees also noted the distribution services that Federated would provide to the combined fund and that shareholders may further benefit from any additional growth of the combined fund, and would have exchange privileges with the over 100 funds in the Federated family of funds.

o     The Trustees considered that in connection with the Reorganization,  the
            MDT Adviser agreed to waive its right to seek reimbursement for fees it previously waived under its expense limitation agreement with the MDT Fund and has agreed to forego seeking any such reimbursement in the future.

o     The Trustees  considered that Federated or its affiliates would bear the expenses of the Reorganization.

o     The Trustees noted that the  Reorganization is expected to be a tax-free reorganization for federal income tax purposes and the receipt by the MDT Fund's shareholders of shares of the Federated Fund as a result of the Reorganization is expected to be a tax-free transaction.

o     The  Trustees  considered  the  Federated  Fund's  performance  and  the experience of the Federated Fund's portfolio manager and the resources available to him at Federated.

      Based upon all the foregoing considerations, the Trustees concluded with respect to the proposed Reorganization that: (1) the Reorganization is in the best interests of the MDT Fund, and (2) the interests of the existing shareholders of the MDT Fund will not be diluted as a result of the Reorganization. Accordingly, the Trustees of the MDT Fund, including the Independent Trustees, recommend that shareholders approve the Plan and the Reorganization as contemplated thereby.


DESCRIPTION OF THE FEDERATED FUND'S CLASS A SHARES, INSTITUTIONAL SHARES AND CAPITALIZATION

      Class A Shares of the Federated Fund to be issued to shareholders of Class A Shares and Class C Shares of the MDT Fund and Institutional Shares of the Federated Fund will be issued to shareholders of Institutional Class Shares of the MDT Fund under the Plan will be fully paid and non-assessable when issued, transferable without restriction and will have no preemptive or conversion rights. Reference is hereby made to the Prospectus of the Federated Fund provided herewith for additional information about the Class A Shares and Institutional Shares of the Federated Fund.

The following table sets forth the unaudited capitalization of MDT Fund's Institutional Class Shares and Federated Fund's Institutional Shares and Pro Forma as if the Reorganization had occurred on July 31, 2006:




                                    Federated Fund                  Federated Fund -
                    MDT Fund -             -                          Institutional
                   Institutional    Institutional                        Shares
                   Class Shares         Shares       Adjustments   Pro Forma Combined
                         ------         ------       -----------   ------------------
Net Assets*     $34,220,845         $127,130,107          ___        $161,350,952
Net Asset            $ 9.37              $ 8.33           ___              $ 8.33
Value Per Share
Shares            3,654,003          15,255,889       454,142          19,364,034
Outstanding


The following table sets forth the unaudited capitalization of MDT Fund's Class A and Class C Shares and Federated Fund's Class A Shares and Pro Forma as if the Reorganization had occurred on July 31, 2006:



                                                                      Federated
                                                                     Fund - Class
                MDT Fund -   MDT Fund -    Federated   Adjustments     A Shares
                 Class A      Class C    Fund - Class                 Pro Forma
                  Shares       Shares      A Shares                    Combined
                  ------       ------      --------                    --------
Net Assets*        $10,890       $1,004  $64,174,675         ___    $64,186,569
Net Asset            $9.37        $9.39        $8.33         ___          $8.33
Value Per Share
Shares               1,162          107    7,701,351         159      7,702,779
Outstanding


  *Does not reflect additional $65,091,242 assets of the Federated Fund represented by other share classes.




INCOME TAX CONSEQUENCES

      As a condition to the Reorganization, the MDT Trust and Federated Trust will receive an opinion of counsel to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), current administrative rules and court decisions, for federal income tax purposes:

o the Reorganization as set forth in the Plan will constitute a tax-free reorganization under section 368(a) of the Code, and the MDT Fund and the Federated Fund each will be a "party to a reorganization" within the meaning of section 368(b) of the Code;

o no gain or loss will be recognized by the Federated Fund upon its receipt of the MDT Fund's assets in exchange for Class A Shares and Institutional Shares of the Federated Fund;

o no gain or loss will be recognized by the MDT Fund upon transfer of its assets to the Federated Fund in exchange for Class A Shares and Institutional Shares of the Federated Fund or upon the distribution of Class A Shares and Institutional Shares of the Federated Fund to The MDT Fund's shareholders in exchange for their shares of the MDT Fund;

o no gain or loss will be recognized by shareholders of the MDT Fund upon exchange of their shares of the MDT Fund for Class A Shares and Institutional Shares of the Federated Fund;

o the aggregate tax basis of Class A Shares and Institutional Shares of the Federated Fund received by each shareholder of the MDT Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of the MDT Fund held by such shareholder immediately prior to the Reorganization;

o the holding period of the Federated Fund's Class A Shares and Institutional Shares received by each shareholder of the MDT Fund pursuant to the Plan will include the period during which shares of the MDT Fund exchanged therefor were held by such shareholder, provided the shares of the MDT Fund were held as capital assets on the date of the Reorganization;

o the tax basis of the assets of the MDT Fund acquired by the Federated Fund will be the same as the tax basis of such assets to the MDT Fund immediately prior to the Reorganization; and

o the holding period of the MDT Fund's assets in the hands of the Federated Fund will include the period during which those assets were held by the MDT Fund.

      The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Federated Fund, the MDT Fund or the MDT Fund's shareholders with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

      Shareholders of the MDT Fund should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisors about state and local tax consequences, if any, of the Reorganization.

      Before the Reorganization, the MDT Fund will distribute ordinary income and realized capital gains, if any, to shareholders.


COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

GENERAL. Both the MDT Fund and the Federated Fund are diversified series of open-end, management investment companies registered under the 1940 Act, which continuously offer to sell shares at their current net asset value. The MDT Trust was organized as a statutory trust pursuant to a Declaration of Trust under the laws of the state of Delaware, and the Federated Trust was organized as a business trust pursuant to a Declaration of Trust under the laws of the Commonwealth of Massachusetts. The MDT Fund and The Federated Fund are governed by their respective Declarations of Trust, Bylaws and Boards of Trustees, in addition to applicable state and federal law. The rights of shareholders of the MDT Fund and shareholders of the Federated Fund as set forth in the applicable Declarations of Trust and Bylaws are similar. Set forth below is a brief summary of the significant rights of shareholders of the MDT Fund and shareholders of the Federated Fund.

            SHARES OF THE MDT FUND AND THE FEDERATED FUND. The MDT Fund is authorized to issue an unlimited number of shares of beneficial interest, with a par value of $0.01 per share. The Board of the MDT Trust has established three classes of shares: Class A shares, Class C shares and Institutional Shares. The Federated Fund is authorized to issue an unlimited number of shares of beneficial interest, which have no par value. The Federated Fund has established four classes of shares: Class A Shares, Class Y Shares, Institutional Service Shares and Institutional Shares. Issued and outstanding shares of both of the The MDT Fund and The Federated Fund are fully paid and non-assessable, and freely transferable.

            VOTING RIGHTS. Neither the MDT Fund nor the Federated Fund is required to hold annual meetings of shareholders, except as required under the 1940 Act. Shareholder approval is necessary only for certain changes in operations or the election of trustees under certain circumstances. The Federated Fund requires that a special meeting of shareholders be called for any permissible purpose upon the written request of the holders of at least 10% of the outstanding shares of the series or class of shares, entitled to vote. Each share of the MDT Fund and the Federated Fund gives the shareholder one vote in trustee elections and other matters submitted to shareholders for vote.

            QUORUM. The MDT Fund requires, with the exception of a larger quorum required by applicable law, that forty percent (40%) of the dollar-weighted voting power of shares entitled to vote shall constitute a quorum at a Shareholders' meeting. The Declaration of Trust for the Federated Fund provides that, unless provided by law, to constitute a quorum for the transaction of any business at any meeting of shareholders there must be present, in person or by proxy, holders of more than fifty percent (50%) of the total number of outstanding shares of all series and classes entitled to vote at such meeting. The Declarations of Trust for both the MDT Fund and the Federated Fund, provide that if a quorum is not present for the purpose of any vote that may properly come before the meeting, the shares present in person or by proxy and entitled to vote at such meeting on such matter may, by plurality vote, adjourn the meeting from time to time to such place and time without further notice than by announcement to be given at the meeting until a quorum entitled to vote on such matter is present, whereupon any such matter may be voted upon at the meeting as though held when originally convened.

            TRUSTEES. The Declarations of Trust for the MDT Fund and the Federated Fund each provide that the term of office of each Trustee shall be for the lifetime of the applicable MDT Trust or Federated Trust, as the case may be, or the earlier of his or her death, resignation, retirement, removal or mental or physical incapacity. A Trustee of MDT or the Federated FUND may be removed by : (i) written instrument signed by at least two-thirds of the Trustees, (ii) a majority vote of the Trustees if the Trustee has become mentally or physically incapacitated or (iii) a vote of two-thirds of the outstanding shares at any special meeting of shareholders. A vacancy on the Board may be filled by the Trustees remaining in office. A meeting of shareholders will be required for the purpose of electing additional Trustees whenever fewer than a majority of the Trustees then in office were elected by shareholders.

            LIABILITY OF TRUSTEES AND OFFICERS. Under the Declarations of Trust for the MDT Fund and the Federated Fund, a Trustee or officer will be personally liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Bylaws for the MDT Fund and the Bylaws for the Federated Fund each further provide that Trustees and officers will be indemnified by the MDT Fund or the Federated Fund, as the case may be, to the fullest extent permitted by law against liability and against all expenses of litigation unless the person's conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of the person's duties.

            SHAREHOLDER LIABILITY. Under certain circumstances, shareholders of the Federated Fund may be held personally liable as partners under Massachusetts law for obligations of the Federated Fund. To protect its shareholders, the Federated Fund has filed legal documents with the Commonwealth of Massachusetts that expressly disclaim the liability of its shareholders for such acts or obligations of the Federated Fund. These documents require that notice of this disclaimer be given in each agreement, obligation or instrument that the Federated Fund or its Trustees enter into or sign.

            In the unlikely event a shareholder is held personally liable for the Federated Fund's obligations, the Federated Fund is required to use its property to protect or compensate the shareholder. On request, the Federated Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation on behalf of the Federated Fund. Therefore, financial loss resulting from liability as a shareholder will occur only the Federated Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.

            Shareholders of the MDT Fund do not have the same potential liability under Delaware law.

            TERMINATION. In the event of the termination of the MDT Fund or class of the MDT Fund or the termination of the Federated Fund or class of the Federated Fund, the shareholders of either Fund or either class are entitled to receive, when and as declared by its Trustees, the remaining proceeds belonging to each class ratably among the holders of the shares of that class outstanding. In either case, the assets belonging to the class will be distributed among the shareholders in proportion to the number of shares of the respective class held by them.


            INFORMATION ABOUT THE MDT FUND AND THE FEDERATED FUND


WHERE TO FIND ADDITIONAL INFORMATION

      Information about the MDT Fund is included in its Prospectuses and Statement of Additional Information dated November 28, 2005 (revised July 17,
2006), each of which is incorporated herein by reference. Information about the Federated Fund is included in its Prospectuses dated June 30, 2006, a copy of which accompanies this Prospectus/Proxy Statement and is incorporated herein by reference, and in its Statement of Additional Information dated June 30, 2006, which is incorporated herein by reference. Copies of the Statement of Additional Information of the Federated Fund, the Prospectuses and Statement of Additional Information of the MDT Fund and the Statement of Additional Information dated September 14, 2006 relating to this Prospectus/Proxy Statement all of which have been filed with the SEC, may be obtained without charge by contacting either the MDT Trust at 1-866-784-6867 or by writing to MDT Funds, 125 CambridgePark Drive, Cambridge, MA 02140 or by contacting the Federated Trust at 1-800-341-7400 or by writing to Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. The Prospectuses and Statements of Additional Information of the MDT Fund and the Federated Fund are also available electronically at either MDT's website at mdtfunds.com or Federated's website at FederatedInvestors.com.

      The Trusts, on behalf of both Funds, are subject to the informational requirements of the Securities Act of 1933, the Securities Exchange Act of 1934, and the 1940 Act, and in accordance therewith files reports and other information with the SEC. Reports, proxy and information statements, and other information filed by the Trusts, on behalf of both Funds, can be obtained by calling or writing the Funds and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, DC located at Room 1580, 100 F Street, N.E., Washington DC
20549. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington DC 20549, or obtained electronically from the EDGAR database on the SEC's website (www.sec.gov).


LEGAL PROCEEDINGS APPLICABLE TO THE FEDERATED ADVISER

Since October 2003, Federated and related entities (collectively, "Federated"), and various Federated Funds ("Funds"), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual Fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company ("FIMC"), an SEC-registered investment adviser to various funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and 1940 Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the Funds involved in the arrangements, either to other Fund shareholders or to the Funds' board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the 1940 Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators' findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain Funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless (i) at least 75% of the Fund's directors are independent of Federated, (ii) the chairman of each such Fund is independent of Federated, (iii) no action may be taken by the Fund's board or any committee thereof unless approved by a majority of the independent trustees of the Fund or committee, respectively, and (iv) the Fund appoints a "senior officer" who reports to the independent trustees and is responsible for monitoring compliance by the Fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a Fund are approved. The settlements are described in Federated's announcement which, along with previous press releases and related communications on those matters, is available in the "About Us" section of Federated's website at FederatedInvestors.com.

Federated and various funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.

The board of the Federated Funds has retained the law firm of Dickstein Shapiro LLP to represent the funds in these lawsuits. Federated and the funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences for the funds.



---------------------------------------------------------------------------

   THE BOARD OF TRUSTEES RECOMMENDS THAT THE MDT FUND SHAREHOLDERS VOTE
        "FOR" APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION
---------------------------------------------------------------------------


             ABOUT THE PROXY SOLICITATION AND THE SPECIAL MEETING

      Proxies are being solicited by the Board of the Trust, on behalf of the MDT Fund. The proxies will be voted at the special meeting of shareholders of the MDT Fund to be held on November 17, 2006 at 5800 Corporate Park Drive, Pittsburgh, Pennsylvania 15237-7000 at 2:00 p.m. (Eastern time) (such special meeting and any adjournment or postponement thereof are referred to as the "Special Meeting").

      The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by the Federated Adviser or its affiliates.
In addition to solicitations through the mails, proxies may be solicited by officers, employees, and agents of the Federated Adviser, or, if necessary, a communications firm retained for this purpose. Such solicitations may be by telephone, through the Internet or otherwise. Any telephonic solicitations will follow procedures designed to ensure accuracy and prevent fraud, including requiring identifying shareholder information, recording the shareholder's instructions, and confirming to the shareholder after the fact. The Federated Adviser may reimburse custodians, nominees, and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.

      The purpose of the Special Meeting is set forth in the accompanying Notice. The Board of the Trust knows of no business other than that mentioned in the Notice that will be presented for consideration at the Special Meeting. Should other business properly be brought before the Special Meeting, proxies will be voted in accordance with the best judgment of the persons named as proxies. This Prospectus/Proxy Statement and the enclosed proxy card are expected to be mailed on or about September __, 2006, to shareholders of record at the close of business on September 7, 2006 (the "Record Date").

      The MDT Fund's Annual Report, which includes audited financial statements for its fiscal year ended July 30, 2005, and unaudited financial statements for the six-month period ended January 31, 2006 were previously mailed to shareholders of the MDT Fund. The Federated Fund's Annual Report, which includes audited financial statements for its fiscal year ended April 30, 2006, was previously mailed to shareholders of the Federated Fund. The Federated Fund and the MDT Fund will each promptly provide, without charge and upon request, to each person to whom this Prospectus/Proxy Statement is delivered, a copy of its Annual Report. Requests for Annual Reports for the Federated Fund or the MDT Fund may be made by writing to the Trusts principal executive offices or by calling the Trusts. The principal executive office for the MDT Funds is located at 125 CambridgePark Drive, Cambridge, MA 02140 and the MDT Trust's toll-free telephone number is 1-888-784-6867. The principal executive office of the Federated Fund is located at 5800 Corporate Drive, Pittsburgh, PA 15237-7000, and the Federated Trust's toll-free telephone number is 1-800-341-7400. These reports are also available electronically at MDT's website at mdtFunds.com or Federated's website at FederatedInvestors.com.


PROXIES, QUORUM AND VOTING AT THE SPECIAL MEETING

      Only shareholders of record on the Record Date will be entitled to vote at the Special Meeting. Each share of the MDT Fund is entitled to one vote. Fractional shares are entitled to proportionate shares of one vote. Shareholders of all three classes of shares of the MDT Fund are entitled to vote. The votes of shareholders of the Federated Fund are not being solicited since their approval is not required in order to effect the Reorganization.

      Any person giving a proxy has the power to revoke it any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the Secretary of the MDT Fund. In addition, although mere attendance at the Special Meeting will not revoke a proxy, a shareholder present at the Special Meeting may withdraw his or her proxy and vote in person. All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions contained in the proxies. If no instruction is given on the proxy, the persons named as proxies will vote the shares represented thereby in favor of approval of the Plan of the Reorganization and the New Investment Management Agreement.

      In order to hold the Special Meeting, a "quorum" of shareholders of the MDT Fund must be present. Holders of forty percent (40%) of the total number of outstanding shares of the MDT Fund, present in person or by proxy, shall be required to constitute a quorum for the purpose of voting on the proposal.

      Shareholder approval with respect to the proposal requires the affirmative vote of "a majority of the outstanding voting securities" as defined in the 1940 Act. This vote requires the lesser of (A) 67% or more of the voting securities of the MDT Fund present at the meeting, if the shareholders of more than 50% of the outstanding voting securities of the MDT Fund are present or represented by proxy; or (B) more than 50% of the outstanding voting securities of the MDT Fund.

      For purposes of determining a quorum for transacting business at the Special Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of the proposal.

      If a quorum is not present, the persons named as proxies may vote those proxies that have been received to adjourn the Special Meeting to a later date. In the event that a quorum is present but sufficient votes in favor of the proposals have not been received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitations of proxies with respect to the proposal. All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Special Meeting to be adjourned. The persons named as proxies will vote AGAINST an adjournment those proxies that they are required to vote against the proposal, and will vote in FAVOR of such an adjournment all other proxies that they are authorized to vote. A shareholder vote may be taken on the proposal in this Prospectus/Proxy Statement prior to any such adjournment if sufficient votes have been received for approval.


SHARE OWNERSHIP OF THE FUNDS

As of the Record Date, the Funds had the following numbers of outstanding shares of beneficial interest:

Name of Fund                                            Outstanding Shares
---------------------------------------------------------------------------
---------------------------------------------------------------------------
MDT Fund
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Federated Fund
---------------------------------------------------------------------------

Each share is entitled to one vote and fractional shares have proportionate voting rights.

      Officers and Trustees of the MDT Trust own less than 1% of the MDT Fund's outstanding shares.

      At the close of business on the Record Date, the following persons owned, to the knowledge of management, 5% or more of the outstanding shares of Class A Shares of the MDT Fund:



      At the close of business on the Record Date, the following persons owned, to the knowledge of management, 5% or more of the outstanding shares of Class C Shares of the MDT Fund:



      At the close of business on the Record Date, the following persons owned, to the knowledge of management, 5% or more of the outstanding shares of Institutional Class Shares of the MDT Fund:



      Officers and Trustees of the Federated Trust own less than 1% of each class of the Federated Fund's outstanding shares.

      At the close of business on the Record Date, the following persons owned, to the knowledge of management, 5% or more of the outstanding shares of Class A Shares of the Federated Fund:



      At the close of business on the Record Date, the following persons owned, to the knowledge of management, 5% or more of the outstanding shares of Institutional Shares of the Federated Fund:

Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

_____________________ is organized in the state of _______________ and is a subsidiary of ______________; organized in the state of _________________.


INTERESTS OF CERTAIN PERSONS

      The MDT Fund is managed by Federated MDTA LLC and the Federated Fund is managed by Federated Investment Management Company. Each Adviser is a subsidiary of Federated. All of the voting securities of Federated are owned by a trust, the trustees of which are John F. Donahue, his wife and his son,
J. Christopher Donahue. John F. Donahue and J. Christopher Donahue currently serve as trustees of the Federated Trust.



         OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY

      The MDT Fund is not required, and does not intend, to hold regular annual meetings of shareholders. Shareholders wishing to submit proposals for consideration for inclusion in a Prospectus/Proxy Statement for the next meeting of shareholders should send their written proposals to the MDT Funds, 125 CambridgePark Drive, Cambridge, MA 02140, so that they are received within a reasonable time before any such meeting.

      No business other than the matters described above is expected to come before the Special Meeting, but should any other matter requiring a vote of shareholders arise, including any question as to an adjournment or postponement of the Special Meeting, the persons named on the enclosed proxy card will vote on such matters according to their best judgment in the interests of the MDT Fund.

------------------------------------------------------------------------------
SHAREHOLDERS ARE REQUESTED TO COMPLETE, DATE AND SIGN THE ENCLOSED PROXY CARD
 AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN
                              THE UNITED STATES.
------------------------------------------------------------------------------

                                            By Order of the Board of Trustees,



                                                               John F. Sherman
                                                                     Secretary

September 14, 2006










                                                                     EXHIBIT A
                                  MDT FUNDS

                       Investment Management Agreement

      THIS INVESTMENT MANAGEMENT AGREEMENT (this "Agreement") is made as of
, 2006, by and between MDT Funds, a Delaware statutory trust (the "Trust"),on behalf of each series of the Trust (each, a "Fund" and collectively, the "Funds") listed in Appendix A hereto, as the same may be amended from time to time, and Federated MDTA LLC, a Delaware limited liability company (the "Manager").

                                 WITNESSETH:

      WHEREAS, the Trust is an open-end management investment company, registered as such under the Investment Company Act of 1940, as amended (the "Investment Company Act"); and

      WHEREAS, the Manager is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), and is engaged in the business of supplying investment advice, investment management and administrative services, as an independent contractor; and

      WHEREAS, the Trust desires to retain the Manager to render advice and services to the Funds pursuant to the terms and provisions of this Agreement, and the Manager desires to furnish said advice and services; and

      NOW, THEREFORE, in consideration of the covenants and the mutual promises set forth herein, the parties hereto, intending to be legally bound hereby, mutually agree as follows:

            1. Appointment of Manager. The Trust hereby employs the Manager and the Manager hereby accepts such employment, to provide management services and to render investment advice and related services with respect to the assets of the Funds for the period .and on the terms set forth in this Agreement, subject to the supervision and direction of the Trust's Board of Trustees (the "Board").

            2.    Duties of Manager.

                  (a) General Duties. The Manager shall act as investment manager to each of the Funds and shall supervise investments of each Fund on behalf of the Fund in accordance with the investment objectives, policies and restrictions of the Fund as set forth in the Fund's and Trust's governing documents, including, without limitation, the Trust's Agreement and Declaration of Trust and By-Laws; the Trust's prospectus, statement of additional information and undertakings; and such other limitations, policies and procedures as the Trustee: may impose from time to time in writing to the Manager. Without limiting the generality of the foregoing, the Manager shall: (i) furnish each Fund with advice and recommendations with respect to the investment of the Fund's assets and the purchase and sale of portfolio securities for the Fund, including the taking of such steps as may be necessary to implement such advice and recommendations (i.e., placing the orders); (ii) manage and oversee the investments of the Fund, subject to the ultimate supervision and direction of the Board; (iii) vote proxies for the Fund, file ownership reports under Section 13 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), for the Fund, and take other related actions on behalf of the Fund; (iv) furnish reports, statements and other data on securities, economic conditions and other matters related to the investment of the Fund's assets which the officers or Trustees of the Trust may reasonably request; and (v) render to the Trust's Board of Trustees such periodic and special reports with respect to the Fund's investment activities as the Board may reasonably request.

                  (b) Brokerage. The Manager shall place orders for the purchase and sale of securities either directly with the issuer or with a broker or dealer selected by the Manager. In placing each Fund's securities trades, it is recognized that the Manager will give primary consideration to securing the most favorable price and efficient execution, so that each Fund's total cost or proceeds in each transaction will be the most favorable under all the circumstances. Within the framework of this policy, the Manager may consider the financial responsibility, research and investment information, and other services provided by brokers or dealers who may effect or be a party to any such transaction or other transactions to which other clients of the Manager may be a party.

      It is also understood that it is desirable for the Funds that the Manager have access to investment and market research and securities and economic analyses provided by brokers and others. It is also understood that brokers providing such services may execute brokerage transactions at a higher cost to the Funds than might result from the allocation of brokerage to other brokers on the basis of seeking the most favorable price and efficient execution. Therefore, the purchase and sale of securities for the Funds may be made with brokers who provide such research and analysis, subject to review by the Board from time to time with respect to the extent and continuation of this practice to determine whether each Fund benefits, directly or indirectly, from such practice. It is understood by both parties that the Manager may select broker-dealers for the execution of the Funds' portfolio transactions who provide research and analysis as the Manager may lawfully and appropriately use in its investment management and advisory capacities, whether or not such research and analysis may also be useful to the Manager in connection with its services to other clients.

      On occasions when the Manager deems the purchase or sale of a security to be in the best interest of one or more of the Funds as well as of other clients, the Manager, to the extent permitted by applicable laws and regulations, may aggregate the securities to be so purchased or sold in order to obtain the most favorable price or lower brokerage commissions and the most efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Manager in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Funds and to such other clients.

            3. Best Efforts and Judgment. The Manager shall use its best judgment and efforts in rendering the advice and services to the Funds as contemplated by this Agreement.

            4. Independent Contractor. The Manager shall, for all purposes herein, be deemed to be an independent contractor, and shall, unless otherwise expressly provided and authorized to do so, have no authority to act for or represent the Trust or the Funds in any way, or in any way be deemed an agent for the Trust or for the Funds. It is expressly understood and agreed that the services to be rendered by the Manager to the Funds under the provisions of this Agreement are not to be deemed exclusive, and the Manager shall be free to render similar or different services to others so long as its ability to render the services provided for in this Agreement shall not be impaired thereby.

            5. Manager's Personnel. The Manager shall, at its own expense, maintain such staff and employ or retain such personnel and consult with such other persons as it shall from time to time determine to be necessary to the performance of its obligations under this Agreement.
Without limiting the generality of the foregoing, the staff and personnel of the Manager shall be deemed to include persons employed or retained by the Manager to furnish statistical information, research, and other factual information, advice regarding economic factors and trends, information with respect to technical and scientific developments, and such other information, advice and assistance as the Manager or the Board may desire and reasonably request.

            6. Reports by Funds to Manager. Each Fund will from time to time furnish to the Manager detailed statements of its investments and assets, and information as to its investment objective and needs, and will make available to the Manager such financial reports, proxy statements, legal and other information relating to each Fund's investments as may be in its possession or available to it, together with such other information as the Manager may reasonably request.

            7.    Expenses.

                  (a) With respect to the operation of each Fund, and to the extent not paid or reimbursed through a plan adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act, the Manager is responsible for (i) the compensation of any of the Trust's trustees, officers, and employees who are affiliates of the Manager (but not the compensation of employees performing services in connection with expenses which are the Fund's responsibility under Subparagraph 7(b) below), (ii) the expenses of printing and distributing the Funds' prospectuses, statements of additional information, and sales and advertising materials (but not the legal, auditing or accounting fees attendant thereto) to prospective investors (but not to existing shareholders), and (iii) providing office space and equipment reasonably necessary for the operation of the Funds.

                  (b) Each Fund is responsible for and has assumed the obligation for payment of all of its expenses, other than as stated in Subparagraph 7(a) above, including but not limited to: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of the Fund including the Fund's portion of all fees and expenses of the Trust's custodian, shareholder services agent and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating the Fund's daily net asset value and of maintaining its books of account required under the Investment Company Act; taxes, if any; expenditures in connection with meetings of each Fund's shareholders and the Board that are payable by the Fund; the Fund's portion of salaries and expenses of officers of the Trust, including without limitation the Trust's Chief Compliance Officer (as agreed by the Board) and fees and expenses of members of the Board or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Manager; insurance premiums on property or personnel of each Fund which inure to its benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and statements of additional information of the Fund or other communications for distribution to existing shareholders; legal, auditing and accounting fees; trade association dues or educational program expenses determined appropriate by the Board; fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining and servicing shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Funds, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as herein otherwise prescribed.

                  (c) The Manager may voluntarily absorb certain Fund expenses or waive all or a portion of the Manager's own advisory fee

                  (d) To the extent the Manager incurs any costs by assuming expenses which are an obligation of a Fund as set forth herein, such Fund shall promptly reimburse the Manager for such costs and expenses, except to the extent the Manager has otherwise agreed to bear such expenses. To the extent the services for which a Fund is obligated to pay are performed by the Manager, the Manager shall be entitled to recover from such Fund to the extent of the Manager's actual costs for providing such services. In determining the Manager's actual costs, the Manager may take into account an allocated portion of the salaries and overhead of personnel performing such services.

            8.    Investment Advisory and Management Fee.

                  (a) Each Fund shall pay to the Manager, and the Manager agrees to accept, as full compensation for all investment management and advisory services furnished or provided to such Fund pursuant to this Agreement, a management fee at the annual rate set forth in the Fee Schedule attached hereto as Appendix A, as may be amended in writing from time to time by the Trust and the Manager.

                  (b) The management fee shall be accrued daily by each Fund and paid to the Manager on the first business day of the succeeding month.

                  (c) The initial fee under this Agreement shall be payable on the first business day of the first month following the effective date of this Agreement and shall be prorated as set forth below. If this Agreement is terminated prior to the end of any month, the fee to the Manager shall be prorated for the portion of any month in which this Agreement is in effect which is not a complete month according to the proportion which the number of calendar days in the month during which the Agreement is in effect bears to the number of calendar days in the month, and shall be payable within ten
(10) days after the date of termination.

                  (d) The Manager may, but is not required to, waive all or a portion of its fees and/or reimburse the Funds for other expenses in order to reduce the operating expenses of the Funds. Any such reduction, reimbursement, waiver, or payment (collectively "subsidies") shall be applicable only to such specific subsidy and shall not constitute an agreement to continue such subsidy in the future. Any such subsidy will be agreed to prior to accrual of the related expense or fee and will be estimated daily and reconciled and paid on a monthly basis. The Manager may also agree contractually to limit a Fund's operating expenses. To the extent such a voluntary or contractual expense limitation has been agreed to by the Manager and such limit has been disclosed to shareholders of such Fund in a prospectus, the limit cannot be changed without first disclosing the change in an updated prospectus.

                  The Manager may seek reimbursement in a subsequent fiscal year of any subsidies made by the Manager either voluntarily or pursuant to agreement. The reimbursement of any subsidy must be approved by the Board and must be sought no later than the end of the third fiscal year following the year to which the subsidy relates. The Manager may not request and receive reimbursement for any subsidies before payment of a Fund's ordinary operating expenses for the current year and cannot cause a Fund to exceed any agreed upon expense limitation for that year in making such reimbursement.

                  (e) The Manager may agree not to require payment of any portion of the compensation or reimbursement of expenses otherwise due to it pursuant to this Agreement prior to the time such compensation or reimbursement has accrued as a liability of the Fund. Any such agreement shall be applicable only with respect to the specific items covered thereby and shall not constitute an agreement not to require payment of any future compensation or reimbursement due to the Manager hereunder.

            9. Fund Share Activities of Manager's Officers and Employees. The Manager agrees that neither it nor any of its officers or employees shall take any short position in the shares of the Funds. This prohibition shall not prevent the purchase of such shares by any of the officers or bona fide employees of the Manager or any trust, pension, profit-sharing or other benefit plan for such persons or affiliates thereof, at a price not less than the net asset value thereof at the time of purchase, as allowed pursuant to rules promulgated under the Investment Company Act.

            10. Conflicts with Trust's Governing Documents and Applicable Laws. Nothing herein contained shall be deemed to require the Trust or the Funds to take any action contrary to the Trust's Agreement and Declaration of Trust, By-Laws, or any applicable statute or regulation, or to relieve or deprive the Board of its responsibility for and control of the conduct of the affairs of the Trust and Funds.

            11.   Manager's Liabilities.

                  (a) In the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties hereunder on the part of the Manager, the Manager shall not be subject to liability to the Trust or the Funds or to any shareholder of the Funds for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security by the Funds. Notwithstanding the foregoing, federal securities laws and certain state laws impose liabilities under certain circumstances on persons who have acted in good faith, and therefore nothing herein shall in any way constitute a waiver or limitation of any rights which the Trust, a Fund or any shareholder of a Fund may have under any federal securities law or state law.

                  (b) The Funds shall indemnify and hold harmless the Manager and the directors, members, shareholders, officers and employees of the Manager (any such person, an "Indemnified Party") against any loss, liability, claim, damage or expense (including the reasonable cost of investigating and defending any alleged loss, liability, claim, damage or expenses and reasonable counsel fees incurred in connection therewith) arising out of the Indemnified Party's performance or non-performance of any duties under this Agreement provided, however, that nothing herein shall be deemed to protect any Indemnified Party against any liability to which such Indemnified Party would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of duties hereunder or by reason of reckless disregard of obligations and duties under this Agreement.

                  (c) No provision of this Agreement shall be construed to protect any Trustee or officer of the Trust, or director, member or officer of the Manager, from liability in violation of Sections 17(h) and (i) of the Investment Company Act.

            12. Non-Exclusivity. The Trust's employment of the Manager is not an exclusive arrangement, and the Trust may from time to time employ other individuals or entities to furnish it with the services provided for herein. If this Agreement is terminated with respect to any Fund, this Agreement shall remain in full force and effect with respect to all other Funds listed on Appendix A hereto, as the same may be amended. Likewise, the Manager may act as investment adviser for any other person, and shall not in any way be limited or restricted from buying, selling or trading any securities for its or their own accounts or the accounts of others for whom it or they may be acting, provided, however, that the Manager expressly represents that it will undertake no activities which will adversely affect the performance of its obligations to the Fund under this Agreement; and provided further that the Manager will adhere to a code of ethics governing employee trading and trading for proprietary accounts that conforms to the requirements of the Investment Company Act and the Advisers Act and has been approved by the Board.

            13.   Term.

                  (a) This Agreement shall become effective as of the date that certain Interim Investment Management Agreement, dated July 14, 2006, between the parties terminates and this Agreement is approved by the shareholders as required under the Investment Company Act, and shall remain in effect for a period of two (2) years, unless sooner terminated as hereinafter provided. This Agreement shall continue in effect thereafter for additional periods not exceeding one (1) year so long as such continuation is approved for each Fund at least annually by (i) the Board or by the vote of a majority of the outstanding voting securities of each Fund and (ii) the vote of a majority of the Trustees of the Trust who are not parties to this Agreement nor interested persons thereof, cast in person at a meeting called for the purpose of voting on such approval. The terms "majority of the outstanding voting securities" and "interested persons" shall have the meanings as set forth in the Investment Company Act.

                  (b) Each Fund may use the names "Optimum Q" or any name derived from or using the name "Optimum Q" only for so long as this Agreement or any extension, renewal or amendment hereof remains in effect. Within sixty (60) days from such time as this Agreement shall no longer be in effect in respect of a Fund, the Fund shall cease to use such a name or any other name connected with the Manager without the prior written consent of the Manager.

            14. Termination. This Agreement may be terminated by the Trust on behalf of any one or more of the Funds at any time without payment of any penalty, by the Board or by vote of a majority of the outstanding voting securities of a Fund, upon sixty (60) days' written notice to the Manager, and by the Manager upon sixty (60) days' written notice to a Fund.

            15. Termination by Assignment. This Agreement shall terminate automatically in the event of any transfer or assignment thereof, as defined in the Investment Company Act.

            16. Transfer, Assignment. This Agreement may not be transferred, assigned, sold or in any manner hypothecated or pledged without the affirmative vote or written consent of the holders of a majority of the outstanding voting securities of each Fund.

            17. Nonpublic Personal Information. Notwithstanding any provision herein to the contrary, the Manager hereto agrees on behalf of itself and its directors, officers, and employees (1) to treat confidentially and as proprietary information of the Trusts (a) all records and other information relative to the Funds and their prior, present or potential shareholders (and clients of said shareholders) and (b) any Nonpublic Personal Information, as defined under Section 248.3(t) of Regulation S-P ("Regulation S-P"), promulgated under the Gramm-Leach-Bliley Act (the "G-L-B Act"), and (2) not to use such records and information for any purpose other than the performance of its responsibilities and duties hereunder, or as otherwise permitted by the privacy policies adopted by the Trust, Regulation S-P or the G-L-B Act, except after prior notification to and approval in writing by the Trust. Such written approval shall not unreasonably be withheld by the Trust and may not be withheld where the Manager may be exposed to civil or criminal contempt proceedings for failure to comply after being requested to divulge such information by duly constituted authorities, or when so requested by the Trust.

            18. Severability. If any provision of this Agreement shall be held or made invalid by a court decision, statute or rule, or shall be otherwise rendered invalid, the remainder of this Agreement shall not be affected thereby.

            19. Definitions. The terms "majority of the outstanding voting securities" and "interested persons" shall have the meanings as set forth in the Investment Company Act.

            20. Notice of Declaration of Trust. The Manager agrees that the Trust's obligations under this Agreement shall be limited to the Funds and to their assets, and that the Manager shall not seek satisfaction of any such obligation from the shareholders of the Funds nor from any trustee, officer, employee or agent of the Trust or the Funds.

            21. Captions. The captions in this Agreement are included for convenience of reference only and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect.

            22. Governing Law. This Agreement shall be governed by, and construed in accordance with, the laws of the State of Massachusetts without giving effect to the conflict of laws principles thereof; provided that nothing herein shall be construed to preempt, or to be inconsistent with, any federal law, regulation or rule, including the Investment Company Act and the Investment Advisers Act of 1940 and any rules and regulations promulgated thereunder.



      IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed and attested by their duly authorized officers, all on the day and year first above written.

MDT FUNDS                             Federated MDTA LLC
By:                                   By:
            ------------------
   John C. Duane                         Gordon Ceresino
Title:  Treasurer                     Title:  President



                                                      Appendix A to
                                                      Investment Management
                                                      Agreement

                                 FEE SCHEDULE

Name of Fund                                  Applicable Fee
------------                                  --------------
MDT Balanced Fund                             0.75%
MDT Small Cap Value Fund                      1.25%
MDT Small Cap Growth Fund                     1.25%
MDT Small Cap Core Fund                       1.25%
MDT Mid Cap Growth Fund                       0.90%
MDT Large Cap Growth Fund                     0.75%
MDT Tax-Aware All Cap Core Fund               1.00%
MDT All Cap Core Fund                         0.75%
MDT Short-Term Bond Fund                      0.40%

            B 13

                                      A-1



                                                                     EXHIBIT B

                     AGREEMENT AND PLAN OF REORGANIZATION
      THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this ____ day of _____________, by and between Federated Income Securities Trust, a Massachusetts business trust, with its principal place of business at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237 (the "Federated Trust"), with respect to Federated Short-Term Income Fund, a series of the Federated Trust, (the "Acquiring Fund"), and MDT Funds, a Delaware statutory trust, with its principal place of business at 125 Cambridge Park Drive, Cambridge, Massachusetts 02140 (the "Trust"), with respect to MDT Short-Term Bond Fund, a series of the Trust ("Acquired Fund" and, collectively with the Acquiring Fund, the "Funds").

                                   RECITALS

      This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368 of the United States Internal Revenue Code of 1986, as amended and the Treasury Regulations promulgated thereunder (the "Code"). The reorganization will consist of:
(i) the transfer of all of the assets of the Acquired Fund in exchange for Class A Shares and Institutional Shares, no par value per share, of the Acquiring Fund ("Acquiring Fund Shares"); and (ii) the distribution of Class A Shares of the Acquiring Fund to the holders of Class A and C Shares of the Acquired Fund and the distribution of Institutional Shares of the Acquiring Fund to the holders of Institutional Shares of the Acquired Fund and the liquidation of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the "Reorganization").

      WHEREAS, each of the Acquiring Fund and the Acquired Fund is a separate series of the Federated Trust and the Trust, respectively, and the Federated Trust and the Trust are open-end, registered management investment companies and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

      WHEREAS, each of the Acquiring Fund and the Acquired Fund is authorized to issue its respective shares of beneficial interest;

      WHEREAS, the Trustees of the Federated Trust have determined that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization; and

      WHEREAS,   the   Trustees  of  the  Trust  have   determined   that  the
Reorganization, with respect to the Acquired Fund, is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization;

                                  AGREEMENT

      NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

       TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND
                    SHARES AND LIQUIDATION OF THE ACQUIRED FUND



            1.0 SALES LOAD ON ACQUIRING FUND SHARES. Holders of Institutional Shares of the Acquired Fund as of the Closing Date shall not be subject to the sales load on any future purchases on the Class A Shares of the Acquiring Fund or on any other Federated Fund.



            1.1   THE   EXCHANGE.   Subject   to  the  terms  and   conditions
contained herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of its assets, as set forth in paragraph 1.2, to the Acquiring Fund. In exchange, the Acquiring Fund agrees: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares, determined by multiplying the shares outstanding of the Acquired Fund by the ratio computed by dividing
(x) the net asset value per share of the Acquired Fund by (y) the net asset value per share of the Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2. The Acquiring Fund will distribute its Institutional Shares to holders of Institutional Shares of the Acquired Fund and its Class A Shares will be distributed to the holders of Class A and C Shares of the Acquired Fund. Such transactions shall take place at the closing on the Closing Date provided for in paragraph 3.1.

            1.2 ASSETS TO BE ACQUIRED. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of property having a value equal to the total net assets of the Acquired Fund, including, without limitation, cash, securities, commodities, interests in futures and dividends or interest receivable, owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date.

      The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund's assets as of the date of such statements. The Acquired Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than as the result of changes in the market values of securities or otherwise occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Acquired Fund shares and the payment of normal operating expenses, dividends and capital gains distributions.

            1.3   LIABILITIES  TO  BE  DISCHARGED.   The  Acquired  Fund  will
discharge all of its liabilities and obligations prior to the Closing Date.

            1.4   LIQUIDATION  AND  DISTRIBUTION.  On or  as  soon  after  the
Closing Date as is conveniently practicable: (a) the Acquired Fund will distribute in complete liquidation of the Acquired Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the "Acquired Fund Shareholders"), all of the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1; and (b) the Acquired Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.8 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Acquired Fund (the "Acquired Fund Shares") will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its termination.

            1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Acquiring Fund Shares will be issued simultaneously to the Acquired Fund, in an amount equal in value to the aggregate net asset value of the Acquired Fund Shares, to be distributed to Acquired Fund Shareholders.

            1.6 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

            1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund.

            1.8   TERMINATION.   The   Acquired   Fund  shall  be   terminated
reasonably promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

            1.9 BOOKS AND RECORDS. All books and records of the Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940 and the rules and regulations thereunder (the "1940 Act"), shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as reasonably practicable following the Closing Date.

ARTICLE II

                                     VALUATION

      2.1 VALUATION OF ASSETS. The value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets as of the closing on the Closing Date, using the valuation procedures set forth in the Federated Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

            2.2 VALUATION OF SHARES. The net asset value per share of Acquiring Fund Shares shall be the net asset value per share computed as of the Closing Date, using the valuation procedures set forth in the Federated Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information, or such other valuation procedures as shall be mutually agreed upon by the parties.

      2.3 SHARES TO BE ISSUED. The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets, shall be determined by multiplying the shares outstanding of the Acquired Fund by the ratio computed by (x) dividing the net asset value per share of the Acquired Fund by (y) the net asset value per share of the Acquiring Fund Shares determined in accordance with paragraph 2.2.

      2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank & Trust Company, on behalf of the Acquiring Fund and the Acquired Fund.

ARTICLE III

                              CLOSING AND CLOSING DATE

      3.1 CLOSING DATE. The closing shall occur on ________________, or such other date(s) as the parties may agree to in writing (the "Closing Date"). All acts taking place at the closing shall be deemed to take place at 4:00 p.m. Eastern Time on the Closing Date unless otherwise provided herein. The closing shall be held at the offices of Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779, or at such other time and/or place as the parties may agree.

            3.2 CUSTODIAN'S CERTIFICATE. Acquired Fund shall cause the custodian for the Acquired Fund (the "Custodian"), to deliver at the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund's portfolio securities, cash, and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.

            3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the scheduled Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

            3.4 TRANSFER AGENT'S CERTIFICATE. Acquired Fund shall cause the transfer agent for the Acquired Fund as of the Closing Date, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause State Street Bank & Trust Company, its transfer agent, to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Trust or provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

ARTICLE IV

                           REPRESENTATIONS AND WARRANTIES

      4.1 REPRESENTATIONS OF THE ACQUIRED FUND. The Trust, on behalf of the Acquired Fund, represents and warrants to the Federated Trust, on behalf of the Acquiring Fund, as follows:

a) The Acquired Fund is a legally designated, separate series of a statutory trust duly organized and validly existing, and the Trust is in good standing under the laws of the state of Delaware.

b) The Trust is registered as an open-end management investment company under the 1940 Act, and the Trust's registration with the Securities and Exchange Commission (the "Commission") as an investment company under the 1940 Act is in full force and effect.

c) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the Securities Act of 1933 (the "1933 Act") and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

d) The Acquired Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not, result in the violation of any provision of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound.

e) The Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

f)    Except  as  otherwise  disclosed  in  writing  to  and  accepted  by the
      Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

g) The financial statements of the Acquired Fund as of July 31, 2005, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and audited by PricewaterhouseCoopers LLP, independent registered public accountants, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.

h) The unaudited financial statements of the Acquired Fund as of January 31, 2006, and for the six months then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.

i) Since the date of the financial statements referred to in paragraph (h) above, there have been no material adverse changes in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this paragraph (i), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

j) All federal and other tax returns and reports of the Acquired Fund required by law to be filed, have been filed, and all federal and other taxes shown due on such returns and reports have been paid, or provision shall have been made for the payment thereof. To the best of the Acquired Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

k) All issued and outstanding shares of the Acquired Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund. All of the Acquired Fund Shares will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Acquired Fund's transfer agent as provided in paragraph 3.4. The Acquired Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Acquired Fund Shares, and has no outstanding securities convertible into any of the Acquired Fund Shares.

l) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which the Acquiring Fund has received notice, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of the state of Delaware, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted by the Acquiring Fund.

m) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund. Subject to approval by the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

n) The information to be furnished by the Acquired Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall comply in all material respects with federal securities and other laws and regulations and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

o) The Acquired Fund has elected to qualify and has qualified as a "regulated investment company" under the Code (a "RIC"), as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation.

p) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act or Delaware law for the execution of this Agreement by the Trust, for itself and on behalf of the Acquired Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Delaware law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Acquired Fund as described in paragraph 5.2.

      4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Federated Trust, on behalf of the Acquiring Fund, represents and warrants to the Trust, on behalf of the Acquired Fund, as follows:

a) The Acquiring Fund is a legally designated, separate series of a business trust, duly organized and validly existing and the Federated Trust is in good standing under the laws of the Commonwealth of Massachusetts.

b) The Federated Trust is registered as an open-end management investment company under the 1940 Act, and the Federated Trust's registration with the Commission as an investment company under the 1940 Act is in full force and effect.

c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.

d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not, result in a violation of the Federated Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

e) Except as otherwise disclosed in writing to and accepted by the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

f) The financial statements of the Acquiring Fund as of April 30, 2006 and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and audited by Ernst & Young LLP, independent registered public accountants, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

g) Since the date of the financial statements referred to in paragraph (f) above, there have been no material adverse changes in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this paragraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

h) All federal and other tax returns and reports of the Acquiring Fund required by law to be filed, have been filed. All federal and other taxes shown due on such returns and reports have been paid or provision shall have been made for their payment. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

i) All issued and outstanding Acquiring Fund shares are duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Fund shares, and there are no outstanding securities convertible into any Acquiring Fund shares.

j) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

k) Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

l) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall comply in all material respects with federal securities and other laws and regulations and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

m) The Acquiring Fund has elected to qualify and has qualified as a RIC under the Code as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.

n)    No  governmental  consents,  approvals,  authorizations  or filings  are required under the 1933 Act, the 1934 Act, the 1940 Act or Massachusetts law for the execution of this Agreement by the Federated Trust, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by the Federated Trust, for itself and on behalf of the Acquiring Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Massachusetts law, and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

ARTICLE V

               COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

      5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Acquired Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.

            5.2 APPROVAL OF SHAREHOLDERS. The Trust will call a special meeting of the Acquired Fund Shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

            5.3 INVESTMENT REPRESENTATION. The Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

            5.4   ADDITIONAL  INFORMATION.  The Acquired  Fund will assist the
 Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

            5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

            5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as reasonably practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be certified by the Trust's Treasurer.

            5.7 PREPARATION OF REGISTRATION STATEMENT AND SCHEDULE 14A PROXY STATEMENT. The Federated Trust will prepare and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to shareholders of the Acquired Fund (the "Registration Statement"). The Registration Statement on Form N-14 shall include a proxy statement and a prospectus of the Acquiring Fund relating to the transaction contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the registration statement on Form N-14 (the "Proxy Materials"), for inclusion therein, in connection with the meeting of the Acquired Fund's Shareholders to consider the approval of this Agreement and the transactions contemplated herein.

            5.8 DISTRIBUTION OF INVESTMENT COMPANY TAXABLE INCOME. On or before the Closing Date, the Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Acquired Fund's investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

ARTICLE VI

              CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

      The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by the Acquiring Fund pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:

            6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund's name by the Federated Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.

      6.2 The Acquired Fund shall receive an opinion of Reed Smith LLP, counsel to the Acquiring Fund, in form and substance reasonably acceptable to the Acquired Fund, covering such matters as may be reasonably requested by the Acquired Fund and its counsel.

ARTICLE VII

             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

      The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by the Acquired Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:

            7.1 All representations, covenants, and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date. The Acquired Fund shall have delivered to the Acquiring Fund on such Closing Date a certificate executed in the Acquired Fund's name by the Trust's President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

            7.2 The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, together with a list of the Acquired Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Trust.

            7.3 The Acquiring Fund shall receive an opinion of counsel to the Acquired Fund, in form and substance reasonably acceptable to the Acquiring Fund, covering such matters as may be reasonably requested by the Acquiring Fund and its counsel.

ARTICLE VIII

                 FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
                          ACQUIRING FUND AND ACQUIRED FUND

      If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

            8.1 This Agreement and the transactions contemplated herein, with respect to the Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with applicable law and the provisions of the Trust's Declaration of Trust and By-Laws. Certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1.

            8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

            8.3   All  required  consents  of  other  parties  and  all  other
consents,   orders,  and  permits  of  federal,  state  and  local  regulatory authorities (including those of the Commission and of State securities authorities, including any necessary "no-action" positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself.

            8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

            8.5 The parties shall have received an opinion of Reed Smith LLP substantially to the effect that for federal income tax purposes:

a) The transfer of all of the Acquired Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares (followed by the distribution of Acquiring Fund Shares to the Acquired Fund Shareholders in dissolution and liquidation of the Acquired Fund) will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares.

c) No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Acquired Fund Shareholders in exchange for their Selling Fund Shares.

d) No gain or loss will be recognized by any Acquired Fund Shareholder upon the exchange of its Acquired Fund Shares for Acquiring Fund Shares.

e) The aggregate tax basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares held by it immediately prior to the Reorganization. The holding period of Acquiring Fund Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund Shares exchanged therefor were held by such shareholder, provided the Acquired Fund Shares are held as capital assets at the time of the Reorganization.

f) The tax basis of the Acquired Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization. The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

      Such opinion shall be based on customary assumptions and such representations Reed Smith LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Acquiring Fund, the Acquired Fund or any Acquired Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be reorganized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.

ARTICLE IX

                                      EXPENSES

      On or before the Closing, Federated Investment Management Company or its affiliates will pay all expenses associated with Acquiring Fund's and Acquired Fund's participation in the Reorganization, provided, however, that Acquiring Fund shall bear expenses associated with the qualification of Acquiring Fund Shares for sale in the various states. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of the Proxy Materials; (b) postage; (c) printing;
 (d) accounting fees; (e) legal fees incurred by each Fund (including fees of counsel to the Trust's independent Trustees; (f) solicitation costs of the transaction; and (g) other related administrative or operational costs.

ARTICLE X

                      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

      10.1 The Federated Trust, on behalf of the Acquiring Fund, and the Trust, on behalf of the Acquired Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

            10.2 Except as specified in the next sentence set forth in this paragraph 10.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing Date, shall continue in effect beyond the consummation of the transactions contemplated hereunder.

ARTICLE XI

                                    TERMINATION

      This Agreement may be terminated by the mutual agreement of the Federated Trust and the Trust. In addition, either the Federated Trust or the Trust may at its option terminate this Agreement at or before the Closing Date due to:

a) a breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;

b) a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

c) a determination by a party's Board of Trustees that the consummation of the transactions contemplated herein is not in the best interests of the Trust or the Federated Trust, respectively, and notice given to the other party hereto.

      In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Acquired Fund, the Federated Trust, the Trust, or their respective Trustees or officers, to the other party or its Trustees or officers.

ARTICLE XII

                                     AMENDMENTS

      This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Trust and the Federated Trust as specifically authorized by their respective Board of Trustees; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

ARTICLE XIII

                 HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                              LIMITATION OF LIABILITY

      13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

            13.2  This   Agreement   may  be   executed   in  any   number  of
counterparts, each of which shall be deemed an original.

            13.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Pennsylvania, without regard to the conflict of laws rules of that or any other jurisdiction.

            13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

            13.5 It is expressly agreed that the obligations of the Acquiring Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Federated Trust personally, but shall bind only the Trust property of the Acquiring Fund, as provided in the Declaration of Trust of the Federated Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Federated Trust on behalf of the Acquiring Fund and signed by authorized officers of the Federated Trust, acting as such. Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Trust property of the Acquiring Fund as provided in the Federated Trust's Declaration of Trust.

            IN  WITNESS   WHEREOF,   the  parties  have  duly   executed  this
 Agreement, all as of the date first written above.



                                    Federated Income Securities Trust

                                    on behalf of its portfolio,
                                    Federated Short-Term Income Fund


                                    ______________________, Secretary

                                    MDT FUNDS

                                    on behalf of its portfolio,

                                    MDT Short-Term Bond Fund

                                    ______________________, Secretary




[GRAPHIC OMITTED]

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400 or
Federated Securities Corp., Distributor

Cusip
35369 (__/06)

Federated is a registered mark
of Federated Investors, Inc.
2006 (C)Federated Investors, Inc.




                     STATEMENT OF ADDITIONAL INFORMATION


                              September 14, 2006


                         Acquisition of the assets of

                          MDT SHORT-TERM BOND FUND,
                           a portfolio of MDT Funds

                           125 CambridgePark Drive
                             Cambridge, MA 02140
                         Telephone No: 1-866-784-6867

       By and in exchange for Class A Shares or Institutional Shares of

                      FEDERATED SHORT-TERM INCOME FUND,
               a portfolio of Federated Income Securities Trust

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000
                         Telephone No: 1-800-341-7400

















This Statement of Additional Information dated September 14, 2006, is not a prospectus. A Prospectus/Proxy Statement dated September 14, 2006, related to the above-referenced matter may be obtained from Federated Income Securities Trust, on behalf of Federated Short-Term Income Fund, by writing or calling Federated Short-Term Income Fund at the address and telephone number shown above. This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.


                              TABLE OF CONTENTS


1. Statement of Additional Information of MDT Funds, dated November 28, 2005, as revised July 17, 2006.

2. Statement of Additional Information of Federated Short-Term Income Fund, a portfolio of Federated Income Securities Trust, dated June 30, 2006.

3. Audited Financial Statements of MDT Short-Term Bond Fund, a portfolio of MDT Funds, dated July 31, 2005.

4. Audited Financial Statements of Federated Short-Term Income Fund, a portfolio of Federated Income Securities Trust, dated April 30, 2006.

5. Unaudited Financial Statements of MDT Short-Term Bond Fund, a portfolio of MDT Funds, dated January 31, 2006.

6. Unaudited Financial Statements of Federated Short-Term Income Fund, a portfolio of Federated Income Securities Trust, dated October 31, 2005.

7. Pro Forma Financial Information for the acquisition of MDT Short-Term Bond Fund by Federated Short-Term Income Fund.
         .
                                     - 4 -

                    INFORMATION INCORPORATED BY REFERENCE

      The Statement of Additional Information of MDT Funds, dated November 28, 2005, as revised July 17, 2006, is incorporated by reference to MDT Fund's 497 e filing (File No. 333-91856), which was filed with the Securities and Exchange Commission on or about July 14, 2006. A copy may be obtained from the Fund at 1-866-784-6867.

      The Statement of Additional Information of Federated Short-Term Income Fund, a portfolio of Federated Income Securities Trust, dated June 30, 2006, is incorporated by reference to Federated Income Securities Trust's Post-Effective Amendment No. 60 to its Registration Statement on Form N-1A (File No. 811-4577), which was filed with the Securities and Exchange Commission on or about June 28, 2006. A copy may be obtained from the Fund at 1-800-341-7400.

      The audited financial statements of MDT Short-Term Bond Fund, dated July 31, 2005, are incorporated by reference to the Annual Report to shareholders of MDT Short-Term Bond Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about October 7, 2005.

      The audited financial statements of Federated Short-Term Income Fund, dated April 30, 2006, are incorporated by reference to the Annual Report to shareholders of Federated Short-Term Income Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about June 28, 2006.

      The unaudited financial statements of MDT Short-Term Bond Fund, dated January 31, 2006, are incorporated by reference to the Semi-Annual Report to shareholders of MDT Short-Term Bond Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about April 3, 2006.

      The unaudited financial statements of Federated Short-Term Income Fund, dated October 31, 2005, are incorporated by reference to the Semi-Annual Report to shareholders of Federated Short-Term Income Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about December 29, 2005.


INTRODUCTION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities (Pro Forma Financial Statements) reflect the accounts of Federated Short-Term Income Fund and MDT Short-Term Bond Fund (individually referred to as the "Fund" or collectively as the "Funds"), as of April 30, 2006. These statements have been derived from the books and records utilized in calculating daily net asset values at April 30, 2006. Additionally, the accompanying unaudited Pro Forma Combining Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Federated Short-Term Income Fund and MDT Short-Term Bond Fund (individually referred to as the "Fund" or collectively as the "Funds"), for the year ended April 30, 2006.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Class A, Class C and Institutional Shares of MDT Short-Term Bond Fund for Class A Shares and Institutional Shares of Federated Short-Term Income Fund. Under generally accepted accounting principles, Federated Short-Term Income Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.





MDT Short-Term
Bond Fund
Federated
Short-Term
Income Fund
Pro Forma Combining
Portfolio of Investments
April 30, 2006
(unaudited)

  MDT    Federated                      MDT   Federated
Short-TerShort-TerPro                  Short-TShort-TerPro
                  Forma                                Forma
Bond     Income                        Bond   Income
  Fund    Fund   Combined               Fund   Fund   Combined

   Principal                           Value
Amount or Shares
 ADJUSTABLE
RATE MORTGAGES
- 3.4%
---------------------------------------------------------------
Federal Home
Loan Mortgage
Corporation -
0.1%
                          (1)FHLMC
                          ARM 606116,
                          30 Year,
                          5.796%,
   $0    $104,086$104,086 9/1/2019       $0   $105,058$105,058
                          (1)FHLMC
                          ARM 785167,
                          30 Year,
                          5.476%,
   0     106,760 106,760  12/1/2018      0    107,854 107,854
                          -------------------------------------
                          -------------------------------------
                             TOTAL       0    212,912 212,912
                          -------------------------------------
                          -------------------------------------
Federal
National
Mortgage
Association -
3.3%
                          (1)FNMA ARM
                          544843,
                          5.410%,
   0     2,345,352,345,35910/1/2027      0    2,377,082,377,080
                          (1)FNMA ARM
                          544852,
                          5.159%,
   0     1,409,491,409,4994/1/2028       0    1,428,781,428,785
                          (1)FNMA ARM
                          544884,
                          5.152%,
   0     1,309,031,309,0355/1/2034       0    1,327,921,327,929
                          (1)FNMA ARM
                          556379,
                          5.288%,
   0     3,919,803,919,8005/1/2040       0    3,919,113,919,118
                          (1)FNMA ARM
                          556388,
                          5.288%,
   0     933,401 933,401  5/1/2040       0    932,202 932,202
                          -------------------------------------
                             TOTAL       0    9,985,119,985,114
                          -------------------------------------
Government
National
Mortgage
Association -
0.0%
                          (1)GNMA ARM
                          8902, 30
                          Year,
                          4.375%,
   0     49,905   49,905  1/20/2022      0    50,361   50,361
                          -------------------------------------
                          -------------------------------------
                          TOTAL          0    10,248,310,248,387
                          ADJUSTABLE
                          RATE
                          MORTGAGES
                          -------------------------------------
                          -------------------------------------
ASSET BACKED
SECURITIES -
29.6%
---------------------------------------------------------------
Auto
Receivables -
15.0%
                          Americredit
                          Automobile
                          Receivables
                          Trust,
                          Series
                          2002-C,
                          Class A4,
                          3.55%,
320,819     0    320,819  2/6/2009     317,960   0    317,960
                          Americredit
                          Automobile
                          Receivables
                          Trust,
                          Series
                          2004-1,
                          Class A3,
                          3.22%,
   0     1,523,991,523,9977/6/2008       0    1,519,971,519,970
                          Americredit
                          Automobile
                          Receivables
                          Trust,
                          Series
                          2005-AX,
                          Class A3,
                          3.63%,
   0     2,000,002,000,0001/6/2010       0    1,965,371,965,375
                          BMW Vehicle
                          Owner Trust
                          2004-A,
                          Class A3,
                          2.67%,
   0     1,827,501,827,5083/25/2008      0    1,814,601,814,608
                          BMW Vehicle
                          Owner Trust
                          2005-A,
                          Class B,
                          4.42%,
   0     1,500,001,500,0004/25/2011      0    1,473,441,473,449
                          Capital
                          Auto
                          Receivables
                          Asset Trust
                          2004-1,
                          Class A3,
                          2.00%,
   0     1,146,801,146,80511/15/2007     0    1,135,871,135,870
                          Capital One
                          Auto
                          Finance
                          Trust,
                          Series
                          2003-A,
                          Class A4A,
                          2.47%,
876,145     0    876,145  1/15/2010    860,936   0    860,936
                          Capital One
                          Auto
                          Finance
                          Trust
                          2006-A,
                          Class A3,
                          5.33%,
   0     2,000,002,000,00011/15/2010     0    2,002,182,002,180
                          Chase
                          Manhattan
                          Auto Owner
                          Trust,
                          2006-A,
                          Class A3,
                          4.84%,
   0     2,000,002,000,0007/15/2009      0    1,989,651,989,658
                          DaimlerChrysl
                          Auto Trust
                          Asset-Backed
                          Certificates,
                          Series
                          2004-C,
                          Class A4,
                          3.28%,
1,000,000   0    1,000,00012/08/2009   970,423   0    970,423
                          Harley-Davids
                          Motorcycle
                          Trust
                          2004-1,
                          Class B,
                          2.00%,
   0     306,574 306,574  11/15/2011   on0    294,596 294,596
                          Honda Auto
                          Receivables
                          Owner Trust
                          2003-1,
                          Class A4,
                          2.48%,
   0     642,258 642,258  7/18/2008      0    633,209 633,209
                          Honda Auto
                          Receivables
                          Owner Trust
                          2005-4,
                          Class A3,
                          4.46%,
   0     3,000,003,000,0005/21/2009      0    2,971,352,971,353
                          Household
                          Automotive
                          Trust
                          2004-1,
                          Class A3,
                          3.30%,
   0     695,737 695,737  5/18/2009      0    689,705 689,705
                          Household
                          Automotive
                          Trust
                          2005-1,
                          Class A3,
                          4.15%,
   0     2,000,002,000,0002/17/2010      0    1,973,121,973,125
                          Hyundai
                          Auto
                          Receivables
                          Trust
                          2005-A,
                          Class C,
                          4.22%,
   0     500,000 500,000  2/15/2012      0    488,306 488,306
                          Hyundai
                          Auto
                          Receivables
                          Trust
                          2006-A,
                          Class C,
                          5.34%,
   0     1,000,001,000,00011/15/2012     0    998,117 998,117
                          M&I Auto
                          Loan Trust
                          2005-1,
                          Class A3,
                          4.83%,
   0     2,000,002,000,0009/21/2009      0    1,990,121,990,129
                          MMCA
                          Automobile
                          Trust,
                          Series
                          2002-2,
                          Class C,
                          5.55%,
422,533     0    422,533  03/15/2010   418,286   0    418,286
                          Morgan
                          Stanley
                          Auto Loan
                          Trust
                          2004-HB2,
                          Class D,
                          3.82%,
   0     67,911   67,911  3/15/2012      0    67,457   67,457
                          Navistar
                          Financial
                          Corp. Owner
                          Trust
                          2004-A,
                          Class A3,
                          2.01%,
   0     674,377 674,377  8/15/2008      0    667,885 667,885
                          Navistar
                          Financial
                          Corp. Owner
                          Trust
                          2004-B,
                          Class B,
                          3.39%,
   0     1,523,221,523,22510/15/2012     0    1,471,291,471,293
                          Nissan Auto
                          Lease Trust
                          2005-A,
                          Class A3,
                          4.70%,
   0     2,500,002,500,00010/15/2008     0    2,484,582,484,588
                          Nissan Auto
                          Receivable
                          Owner Trust
                          2003-C,
                          Class A5,
                          3.21%,
   0     1,507,001,507,0003/16/2009      0    1,470,241,470,243
                          Nissan Auto
                          Receivable
                          Owner Trust
                          2004-C,
                          Class A3,
                          2.85%,
   0     1,950,641,950,64210/15/2007     0    1,938,131,938,136
                          Nissan Auto
                          Receivable
                          Owner Trust
                          2006-B,
                          Class A3,
                          5.16%,
   0     2,000,002,000,00012/15/2009     0    2,000,372,000,376
                          Onyx
                          Acceptance
                          Auto Owner
                          Trust
                          2005-B,
                          Class A3,
                          4.18%,
   0     2,000,002,000,0003/15/2010      0    1,971,991,971,990
                          USAA Auto
                          Owner Trust
                          2005-3,
                          Class A2,
                          4.52%,
   0     3,000,003,000,0006/16/2008      0    2,989,622,989,629
                          WFS
                          Financial
                          Owner
                          Trust,
                          Series
                          2003-2,
                          Class A4,
                          2.41%,
869,998     0    869,998  12/20/2010   859,810   0    859,810
                          WFS
                          Financial
                          Owner Trust
                          2005-2,
                          Class A3,
                          4.16%,
   0     2,000,002,000,00012/17/2009     0    1,980,221,980,227
                          Whole Auto
                          Loan Trust
                          2003-1,
                          Class A4,
                          2.58%,
   0     1,500,001,500,0003/15/2010      0    1,475,391,475,391
                          World Omni
                          Automobile
                          Receivables
                          Trust,
                          Class A3,
                          4.40%,
   0     2,000,002,000,0004/20/2009      0    1,980,111,980,113
                          --------------------
                          -------------------------------------
                            TOTAL      3,427,442,436,945,864,393
                          -------------------------------------
                          -------------------------------------
Credit Card -
3.7%
                          Bank One
                          Issuance
                          Trust
                          2002-B1,
                          Class B1,
                          5.28125%,
   0     1,755,001,755,00012/15/2009     0    1,761,291,761,293
                          Capital One
                          Multi Asset
                          Execution
                          Trust
                          2003-A6,
                          Class A6,
                          2.95%,
   0     3,000,003,000,0008/17/2009      0    2,972,512,972,513
                          Citibank
                          Credit Card
                          Issuance
                          Trust
                          2002-C1,
                          Class C1,
                          5.70%,
   0     1,000,001,000,0002/9/2009       0    1,006,731,006,735
                          MBNA Master
                          Credit Card
                          Trust
                          2000-D,
                          Class B,
                          5.33125%,
   0     2,500,002,500,0009/15/2009      0    2,509,202,509,209
                          National
                          City Credit
                          Card Master
                          Trust
                          2005-1,
                          Class A,
                          4.95125%,
   0     2,000,002,000,0008/15/2012      0    2,007,492,007,491
                          National
                          City Credit
                          Card Master
                          Trust
                          2005-1,
                          Class B,
                          5.09125%,
   0     1,000,001,000,0008/15/2012      0    1,004,191,004,197
                          -------------------------------------
                          -------------------------------------
                            TOTAL        0    11,261,411,261,438
                          -------------------------------------
                          -------------------------------------
Equipment Lease
- 0.5%
                          CIT
                          Equipment
                          Collateral
                          2004-EF1,
                          Class A3,
                          3.50%,
   0     769,112 769,112  9/20/2008      0    757,245 757,245
                          (2,3)Great
                          America
                          Leasing
                          Receivables
                          2004-1,
                          Class C,
                          3.71%,
   0     870,449 870,449  7/20/2011      0    847,330 847,330
                          -------------------------------------
                          -------------------------------------
                            TOTAL        0    1,604,571,604,575
                          -------------------------------------
                          -------------------------------------
Home Equity
Loan - 8.1%
                          (2,3)125
                          Home Loan
                          Owner Trust
                          1998-1A,
                          Class M2,
                          7.75%,
   0     190,537 190,537  2/15/2029      0    190,537 190,537
                          American
                          Home
                          Mortgage
                          Investment
                          Trust,
                          Series
                          2004-3,
                          5.01%,
1,500,000   0    1,500,00010/25/2034   1,458,499 0    1,458,499
                          Asset
                          Backed
                          Funding
                          Certificate
                          2005-OPT1,
                          Class A2C,
                          5.31938%,
   0     1,440,001,440,0007/25/2035      0    1,453,781,453,788
                          Bank of
                          America
                          Mortgage
                          Securities,
                          Inc.
                          Variable
                          Rate
                          Pass-Through
                          Certificates,
                          Series
                          2003-B,
                          Class 2A2,
                          4.413%,
296,856     0    296,856  3/25/2033    291,679   0    291,679
                          (2)Bayview
                          Financial
                          Acquisition
                          Trust
                          1998-1,
                          Class
                          M-II-1,
                          5.70938%,
   0     334,244 334,244  5/25/2029      0    325,173 325,173
                          (2)Bayview
                          Financial
                          Acquisition
                          Trust
                          1998-1,
                          Class
                          M-II-2,
                          5.80938%,
   0     335,556 335,556  5/25/2029      0    320,868 320,868
                          (2)Bayview
                          Financial
                          Acquisition
                          Trust
                          1998-1,
                          Class
                          M-II-3,
                          6.40938%,
   0     216,458 216,458  5/25/2029      0    201,175 201,175
                          (2)Bayview
                          Financial
                          Acquisition
                          Trust
                          1998-1,
                          Class
                          M-II-4,
                          6.70938%,
   0     362,806 362,806  5/25/2029      0    311,691 311,691
                          (2)Bayview
                          Financial
                          Acquisition
                          Trust
                          1998-1,
                          Class MI1,
                          7.52%,
   0     802,171 802,171  5/25/2029      0    803,510 803,510
                          (2)Bayview
                          Financial
                          Acquisition
                          Trust
                          1998-1,
                          Class MI3,
                          8.21%,
   0     406,875 406,875  5/25/2029      0    380,380 380,380
                          Citicorp
                          Mortgage
                          Securities,
                          Inc.
                          Pass-Through
                          Certificates,
                          Series
                          2004-5,
                          5.25%,
812,504     0    812,504  8/25/2034    798,635   0    798,635
                          Community
                          Program
                          Loan Trust,
                          Series
                          1987-A,
                          Class A4,
                          4.50%,
698,711     0    698,711  10/1/2018    682,373   0    682,373
                          ContiMorgage
                          Home Equity
                          Loan Trust
                          1996-4,
                          Class A10,
                          5.38125%,
   0     51,549   51,549  1/15/2028      0    51,590   51,590
                          Countrywide
                          Alternative
                          Loan Trust
                          Mortgage
                          Pass-Through
                          Certificates,
                          Series
                          2003-J3,
                          Class 2A1,
                          6.25%,
431,762     0    431,762  12/25/2033   429,791   0    429,791
                          CS First
                          Boston
                          Mortgage
                          Securities
                          Corporation,
                          Mortgage-Back
                          Pass
                          Through
                          Certificates,53,696
                          Series
                          2002-26,
                          Class 3A5,
                          6.26%,
 50,481     0     50,481  10/25/2032   ed        0     53,696
                          (2)CS First
                          Boston
                          Mortgage
                          Securities
                          Corporation,
                          Mortgage-Back
                          Pass
                          Through
                          Certificates,275,559
                          Series
                          2002-34,
                          Class DB,
                          6.986%,
464,280     0    464,280  12/25/2032   ed        0    275,559
                          CS First
                          Boston
                          Mortgage
                          Securities
                          Corporation,
                          Mortgage-Back
                          Pass
                          Through
                          Certificates,342,353
                          Series
                          2003-17,
                          Class DB4,
                          5.382%,
469,979     0    469,979  6/25/2033    ed        0    342,353
                          CS First
                          Boston
                          Mortgage
                          Securities
                          Corporation,
                          Mortgage-Back
                          Pass
                          Through
                          Certificates,194,623
                          Series
                          2003-11,
                          Class 1A35,
                          5.50%,
200,000     0    200,000  6/25/2033    ed        0    194,623
                          Fifth Third
                          Home Equity
                          Loan Trust
                          2003-1,
                          Class A,
                          5.1725%,
   0     2,629,642,629,6439/20/2023      0    2,635,612,635,617
                          First
                          Franklin
                          Mortgage
                          Loan Asset
                          Backed
                          Certificates
                          2003-FF5,
                          Class A3,
                          5.30938%,
   0     201,932 201,932  3/25/2034      0    202,026 202,026
                          First
                          Franklin
                          Mortgage
                          Loan Asset
                          Backed
                          Certificates
                          2004-FF1,
                          Class A2,
                          5.19938%,
   0     42,691   42,691  11/25/2034     0    42,717   42,717
                          First
                          Franklin
                          Nim Trust
                          2004-FF7,
                          Class A,
                          5.00%,
   0     86,442   86,442  9/27/2034      0    86,049   86,049
                          First
                          Franklin
                          Nim Trust
                          2004-FF7,
                          Class B,
                          6.75%,
   0     1,018,291,018,2959/27/2034      0    1,015,271,015,278
                          Green Tree
                          Home
                          Improvement
                          Loan Trust
                          1996-F,
                          Class HIB2,
                          7.70%,
   0     2,695,172,695,17911/15/2027     0    2,348,992,348,999
                          Green Tree
                          Home
                          Improvement
                          Loan Trust
                          1997-C,
                          Class HEB2,
                          7.59%,
   0     2,471,682,471,6808/15/2028      0    1,538,541,538,548
                          (2)Hasco
                          NIM Trust
                          2006-OP2A,
                          Class A,
                          5.8563%,
   0     796,289 796,289  1/26/2036      0    794,697 794,697
                          Indymac
                          Home Equity
                          Loan
                          Asset-Backed
                          Floating
                          Step Rate
                          Trust
                          Certificates,
                          Series
                          2004-C,
                          Class 1A1,
                          5.27%,
235,594     0    235,594  3/25/2035    236,042   0    236,042
                          (2)Long
                          Beach Asset
                          Holding
                          Corp.
                          2004-5,
                          Class A,
                          5.00%,
   0     20,764   20,764  9/25/2034      0    20,744   20,744
                          Master
                          Asset
                          Securitizatio
                          Trust
                          Collateralize
                          Mortgage
                          Obligation,
                          Series       688,776
                          2003-6,
                          Class 9A1,   n
                          4.25%,
723,122     0    723,122  7/25/2033    d         0    688,776
                          Mellon Bank
                          Home Equity
                          Installment
                          Loan
                          1999-1,
                          Class B,
                          6.95%,
   0     520,043 520,043  3/25/2015      0    513,190 513,190
                          (2)NC
                          Finance
                          Trust
                          1999-1,
                          Class B,
                          8.75%,
   0     328,248 328,248  1/25/2029      0    72,162   72,162
                          New Century
                          Home Equity
                          Loan Trust
                          1997-NC5,
                          Class M2,
                          7.24%,
   0     232,090 232,090  10/25/2028     0    231,298 231,298
                          Opteum
                          Mortgage
                          Acceptance
                          Corp.
                          2005-5,
                          Class 2A1B,
                          5.64%,
   0     2,000,002,000,00012/25/2035     0    1,991,221,991,222
                          (2,3)Quest
                          Trust
                          2004-X1,
                          Class A,
                          5.28938%,
   0     606,998 606,998  3/25/2034      0    607,569 607,569
                          Peoples
                          Choice Home
                          Loan
                          Securities
                          Trust
                          Pass-Through
                          Certificates,
                          Series
                          2004-1,
                          Class B1,
                          5.00%,
500,000     0    500,000  6/25/2034    475,462   0    475,462
                          Residential
                          Funding
                          Mortgage
                          Securities
                          I, Inc.
                          Mortgage
                          Pass-Through
                          Certificates,
                          Series
                          2003-S7,
                          Class A20,
                          4.00%,
 81,033     0     81,033  5/25/2033    77,321    0     77,321
                          Ryland
                          Acceptance
                          Corporation
                          Four
                          Mortgage
                          Pass-Through
                          Certificates,
                          Series 40,
                          8.95%,
641,784     0    641,784  6/1/2017     646,062   0    646,062
                          Saxon Asset
                          Securities
                          Trust
                          2005-1,
                          Class A1,
                          5.18938%,
   0     1,008,571,008,5745/25/2035      0    1,011,531,011,537
                          Vendee
                          Mortgage
                          Trust
                          Pass-Through
                          Certificates,
                          Series
                          1994-3A,
                          Class1ZB,
                          6.50%,
992,015     0    992,015  9/15/2024    1,002,540 0    1,002,540
                          -------------
                          -------------------------------------
                            TOTAL      7,653,417,150,324,803,776
                          -------------------------------------
                          -------------------------------------
Manufactured
Housing - 0.8%
                          Green Tree
                          Financial
                          Corp.
                          1997-1,
                          Class A5,
                          6.86%,
   0     1,422,931,422,9373/15/2028      0    1,450,111,450,110
                          Vanderbilt
                          Mortgage
                          Finance
                          1999-A,
                          Class 2B2,
                          7.44%,
   0     1,000,001,000,0006/7/2016       0    1,019,211,019,215
                          -------------------------------------
                          -------------------------------------
                            TOTAL        0    2,469,322,469,325
                          -------------------------------------
                          -------------------------------------
Other - 0.7%
                          Mellon Bank
                          Premium
                          Finance
                          Loan Master
                          Trust
                          2004-1,
                          Class C,
                          5.68%,
   0     2,000,002,000,0006/15/2009      0    2,001,832,001,834
                          -------------------------------------
                          -------------------------------------
Rate Reduction
Bond - 0.8%
                          California
                          Infrastructur
                          & Economic
                          Development
                          Bank
                          Special
                          Purpose
                          Trust
                          SDG&E-1
                          1997-1,
                          Class A6,
                          6.31%,         0
   0     471,161 471,161  9/25/2008    e      472,970 472,970
                          PG&E Energy
                          Recovery
                          Funding
                          LLC, Class
                          A2, 3.87%,
   0     2,000,002,000,0006/25/2011      0    1,956,471,956,470
                          -------------------------------------
                          -------------------------------------
                            TOTAL        0    2,429,442,429,440
                          -------------------------------------
                          -------------------------------------
                          TOTAL        11,080,79,353,990,434,781
                          ASSET-BACKED
                          SECURITIES
                          -------------------------------------
                          -------------------------------------
COLLATERALIZED
MORTGAGE
OBLIGATIONS -
5.1%
---------------------------------------------------------------
                          -------------------------------------
Commercial
Mortgage - 0.0%
                          First Union
                          Lehman
                          Brothers
                          Commercial
                          Mortgage
                          Trust
                          1997-C1,
                          Class IO,
                          1.30871%,
   0     5,113,735,113,7324/18/2029      0    145,675 145,675
                          -------------------------------------
                          -------------------------------------
Federal Home
Loan Mortgage
Corporation -
0.9%
                          Federal
                          Home Loan
                          Mortgage
                          Corporation
                          REMIC 2571
                          FB,
                          5.25125%,
   0     2,701,542,701,5402/15/2018      0    2,712,152,712,153
                          -------------------------------------
                          -------------------------------------
Federal
National
Mortgage
Association -
0.0%
                          Federal
                          National
                          Mortgage
                          Association
                          REMIC
                          1993-32 H,
                          6.00%,
   0     61,460   61,460  3/25/2023      0    61,778   61,778
                          -------------------------------------
                          -------------------------------------
Non-Agency
Mortgage - 4.2%
                          (2)C-BASS
                          ABS LLC
                          Series
                          1999-3,
                          Class B1,
                          6.885%,
   0     335,060 335,060  2/3/2029       0    301,919 301,919
                          (2,3)Greenwic
                          Capital
                          Acceptance
                          1991-4,
                          Class B1A,
                          6.0169345%,
   0     399,132 399,132  7/1/2019     h 0    399,068 399,068
                          (2,3)Harwood
                          Street Fund
                          I LLC
                          2004-1,
                          Class CTFS,
                          6.9225%,
   0     1,000,001,000,0009/20/2009      0    1,001,511,001,514
                          (2)Mellon
                          Residential
                          Funding
                          Corp.
                          1999-TBC1,
                          Class B4,
                          5.38%,
   0     1,258,001,258,0001/25/2029      0    1,256,701,256,704
                          Permanent
                          Financing
                          (No. 8)
                          PLC, Class
                          1C, 5.21%,
   0     1,000,001,000,0006/10/2042      0    994,268 994,268
                          Prudential
                          Home
                          Mortgage
                          Securities
                          1992-5,
                          Class A-6,
                          7.50%,
   0     21,945   21,945  4/25/2007      0    21,804   21,804
                          (2)Resecuriti
                          Mortgage
                          Trust
                          1998-A,
                          Class B3,
                          8.45004%,
   0      5,444   5,444   10/26/2023   za0ion  4,301   4,301
                          Residential
                          Accredit
                          Loans, Inc.
                          2004-QA4,
                          Class NB1,
                          5.2741%,
   0     1,885,661,885,6609/25/2034      0    1,871,111,871,113
                          (2,3)SMFC
                          Trust
                          Asset-Backed
                          Certificates
                          1997-A,
                          Class 4,
                          6.69033%,
   0     64,301   64,301  1/28/2027      0    50,798   50,798
                          Washington
                          Mutual
                          2003-S8,
                          Class A2,
                          5.00%,
   0     1,195,791,195,7919/25/2018      0    1,155,861,155,862
                          Washington
                          Mutual
                          2003-AR5,
                          Class A6,
                          3.695%,
   0     2,000,002,000,0006/25/2033      0    1,942,221,942,229
                          Wells Fargo
                          Mortgage
                          Backed
                          Securities
                          Trust
                          2003-6,
                          Class 1A1,
                          5.00%,
   0     2,002,382,002,3846/25/2018      0    1,939,491,939,492
                          Wells Fargo
                          Mortgage
                          Backed
                          Securities
                          Trust
                          2004-I,
                          Class 1A1,
                          3.399%,
   0     1,848,901,848,9087/25/2034      0    1,880,101,880,106
                          -------------------------------------
                            TOTAL        0    12,819,112,819,178
                          -------------------------------------
                          -------------------------------------
                          TOTAL          0    15,738,715,738,784
                          COLLATERALIZE
                          MORTGAGE
                          OBLIGATIONS  D
                          -------------------------------------
                          -------------------------------------
CORPORATE BONDS
- 25.0%
---------------------------------------------------------------
Basic Industry
- Chemicals -
0.7%
                          Praxair,
                          Inc. 2.75%,
   0     2,200,002,200,0006/15/2008      0    2,087,372,087,378
                          -------------------------------------
Capital Goods -
Aerospace &
Defense - 0.5%
                          Boeing
                          Capital
                          Corp.,
                          5.65%,
174,000  525,000 699,000  5/15/2006    174,050525,080 699,130
                          General
                          Dynamics
                          Corp.,
                          2.125%,
   0     800,000 800,000  5/15/2006      0    799,249 799,249
                          -------------------------------------
                          -------------------------------------
                            TOTAL      174,0501,324,321,498,379
                          -------------------------------------
Capital Goods -
Diversified
Manufacturing -
0.6%
                          (2,3)Tyco
                          International
                          Group SA,
                          Note,
                          4.436%,
   0     2,000,002,000,0006/15/2007      0    1,978,671,978,679
                          -------------------------------------
Communications
- Media & Cable
- 0.5%
                          Cox
                          Communication
                          Inc., Note,
                          5.45%,         0
   0     1,500,001,500,00012/14/2007   s,     1,508,531,508,539
                          -------------------------------------
                          -------------------------------------
Communications
- Media
Noncable - 0.7%
                          British Sky
                          Broadcasting
                          Group PLC,
                          Unsecd.
                          Note,
                          7.30%,
   0     400,000 400,000  10/15/2006     0    402,868 402,868
                          Reed
                          Elsevier,
                          Inc.
                          Floating
                          Rate Note,
                          5.24%,
   0     1,750,001,750,0006/15/2010      0    1,751,211,751,212
                          -------------------------------------
                            TOTAL        0    2,154,082,154,080
                          -------------------------------------
Communications
- Telecom
Wireless - 1.3%
                          America
                          Movil SA de
                          CV, Company
                          Guarantee,
                          4.125%,
   0     1,250,001,250,0003/1/2009       0    1,199,251,199,250
                          Sprint
                          Capital
                          Corp.,
                          Company
                          Guarantee,
                          6.00%,
   0     400,000 400,000  1/15/2007      0    401,799 401,799
                          Verizon
                          Wireless,
                          Inc.,
                          Unsecd.
                          Note,
                          5.375%,
   0     2,500,002,500,00012/15/2006     0    2,500,282,500,283
                          -------------------------------------
                            TOTAL        0    4,101,334,101,332
                          -------------------------------------
Communications
- Telecom
Wirelines - 1.1%
                          AT&T Corp.,
                          Note,
                          5.75%,
   0     1,250,001,250,0005/2/2006       0    1,250,021,250,021
                          BellSouth
                          Corp.,
                          4.87375%,
   0     2,000,002,000,00011/15/2007     0    2,002,942,002,942
                          -------------------------------------
                            TOTAL        0    3,252,963,252,963
                          -------------------------------------
Consumer
Cyclical -
Automotive -
1.8%
                          (2,3)American
                          Honda
                          Finance
                          Corp.,
                          3.85%,
   0     400,000 400,000  11/6/2008      0    385,941 385,941
                          DaimlerChrysl
                          North
                          America
                          Holding
                          Corp.,
                          Floating
                          Rate Note,
                          5.10%,
   0     1,500,001,500,0003/7/2007     er0    1,501,341,501,342
                          General
                          Motors
                          Acceptance
                          Corp.,
                          Notes,
                          6.125%,
300,000     0    300,000  2/1/2007     295,202   0    295,202
                          (2,3)Harley-D
                          Inc.,
                          3.625%,
   0     1,250,001,250,00012/15/2008   av0dson1,191,871,191,877
                          Johnson
                          Controls,
                          Inc., Sr.
                          Note,
                          5.25%,
   0     500,000 500,000  1/15/2011      0    491,326 491,326
                          (2,3)Nissan
                          Motor
                          Acceptance
                          Corp.,
                          4.625%,
   0     1,500,001,500,0003/8/2010       0    1,453,621,453,623
                                       ------------------------
                          -------------------------------------
                            TOTAL      295,2025,024,105,319,311
                          -------------------------------------
Consumer
Cyclical -
Retailers - 1.1%
                          Home Depot,
                          Inc., Sr.
                          Note,
                          3.75%,
   0     1,500,001,500,0009/15/2009      0    1,429,471,429,476
                          Target
                          Corp.,
                          3.375%,
   0     1,900,001,900,0003/1/2008       0    1,839,141,839,142
                                       ------------------------
                          -------------------------------------
                            TOTAL        0    3,268,613,268,618
                          -------------------------------------
Consumer
Non-Cyclical
Food/Beverage -
1.4%
                          Diageo
                          Capital
                          PLC,
                          3.375%,
   0     2,500,002,500,0003/20/2008      0    2,412,842,412,843
                          General
                          Mills,
                          Inc.,
                          3.875%,
   0     2,000,002,000,00011/30/2007     0    1,955,351,955,350
                          -------------------------------------
                            TOTAL        0    4,368,194,368,193
                          -------------------------------------
Consumer
Non-Cyclical
Health Care -
0.1%
                          UnitedHealth
                          Group,
                          Inc.,
                          3.30%,
   0     400,000 400,000  1/30/2008      0    386,699 386,699
                          -------------------------------------
Consumer
Non-Cyclical
Pharmaceuticals
- 0.5%
                          Eli Lilly &
                          Co., Note,
                          2.90%,
   0     1,444,001,444,0003/15/2008      0    1,385,711,385,714
                          -------------------------------------
                          -------------------------------------
Consumer
Non-Cyclical
Products - 0.6%
                          Proctor &
                          Gamble Co.,
                          3.50%,
   0     2,000,002,000,00012/15/2008     0    1,918,331,918,334
                          -------------------------------------
                          -------------------------------------
Energy -
Independent -
0.2%
                          (2,3)Ras
                          Laffan
                          Liquified
                          Natural
                          Gas,
                          3.437%,
   0     789,600 789,600  9/15/2009      0    753,451 753,451
                          -------------------------------------
Energy -
Integrated -
0.7%
                          BP Capital
                          Markets
                          PLC, 2.75%,
   0     1,500,001,500,00012/29/2006     0    1,476,571,476,577
                          Conoco,
                          Inc.,
                          5.45%,
   0     750,000 750,000  10/15/2006     0    750,760 750,760
                          -------------------------------------
                          -------------------------------------
                            TOTAL        0    2,227,332,227,337
                          -------------------------------------
                          -------------------------------------
Energy -
Refining - 0.4%
                          Valero
                          Energy
                          Corp.,
                          Unsecd.
                          Note,
                          3.50%,
   0     1,250,001,250,0004/1/2009       0    1,181,591,181,599
                          -------------------------------------
                          -------------------------------------
Financial
Institution -
Banking - 2.4%
                          PNC Funding
                          Corp.,
                          5.75%,
   0     2,400,002,400,0008/1/2006       0    2,403,242,403,245
                          U.S.
                          Bankcorp,
                          Sr. Note,
                          5.10%,
   0     400,000 400,000  7/15/2007      0    399,553 399,553
                          Wachovia
                          Bank N.A.,
                          Sr. Note,
                          4.85%,
   0     2,500,002,500,0007/30/2007      0    2,491,732,491,732
                          Washington
                          Mutual,
                          Inc.,
                          Notes,
                          7.50%,
400,000     0    400,000  8/15/2006    402,563   0    402,563
                          Wells Fargo
                          Financial,
                          Inc., Sr.
                          Note,
                          5.625%,
   0     1,500,001,500,0002/3/2009       0    1,514,501,514,503
                          -------------------------------------
                          -------------------------------------
                            TOTAL      402,5636,809,037,211,596
                          -------------------------------------
                          -------------------------------------
Financial
Institution -
Brokerage - 0.9%
                          Bear Steans
                          Companies,
                          Inc.,
                          Medium-Term
                          Floating
                          Rate Notes,
                          5.18%,
500,000     0    500,000  6/19/2006    500,043   0    500,043
                          Franklin
                          Resources,
                          Inc.,
                          3.70%,
   0     400,000 400,000  4/15/2008      0    387,592 387,592
                          Goldman
                          Sachs
                          Group,
                          Inc.,
                          3.875%,
   0     1,500,001,500,0001/15/2009      0    1,446,491,446,492
                          Merrill
                          Lynch &
                          Co.,
                          Floating
                          Rate Notes,
                          5.519%,
375,000     0    375,000  1/31/2008    374,653   0    374,653
                          -------------------------------------
                            TOTAL      874,6961,834,082,708,780
                          -------------------------------------
                          -------------------------------------
Financial
Institution -
Finance
Noncaptive- 2.6%
                          American
                          Express
                          Co., 3.75%,
   0     2,150,002,150,00011/20/2007     0    2,104,192,104,196
                          Capital One
                          Bank, Note,
                          5.00%,
   0     1,250,001,250,0006/15/2009      0    1,233,071,233,075
                          CIT Group,
                          Inc.,
                          2.875%,
300,000     0    300,000  9/29/2006    297,263   0    297,263
                          HSB Capital
                          I, Company
                          Guarantee,
                          5.97825%,
   0     1,000,001,000,0007/15/2027      0    1,001,191,001,195
                          International
                          Lease
                          Finance
                          Corp.,
                          5.75%,
350,000     0    350,000  10/15/2006   350,449   0    350,449
                          International
                          Lease
                          Finance
                          Corp.,
                          Unsecd.
                          Note,
                          3.50%,
   0     1,500,001,500,0004/1/2009       0    1,422,581,422,585
                          Residential
                          Capital
                          Corp.,
                          6.00%,
   0     1,250,001,250,0002/22/2011      0    1,225,671,225,678
                          SLM Corp.,
                          Notes,
                          3.95%,
290,000     0    290,000  8/15/2008    280,404   0    280,404
                          -------------------------------------
                          -------------------------------------
                            TOTAL      928,1166,986,727,914,845
                          -------------------------------------
                          -------------------------------------
Financial
Institution -
Insurance -
Life - 0.3%
                          AXA
                          Financial,
                          Inc., Note,
                          6.50%,
   0     1,000,001,000,0004/1/2008       0    1,020,631,020,632
                          -------------------------------------
                          -------------------------------------
Financial
Institution
-REITs - 2.2%
                          Archstone-Smi
                          Trust,
                          3.00%,
   0     1,400,001,400,0006/15/2008    th0    1,332,221,332,222
                          EOP
                          Operating
                          LP, Sr.
                          Note,
                          6.80%,
   0     1,250,001,250,0001/15/2009      0    1,287,621,287,627
                          (2,3)Prologis
                          Note,
                          5.25%,
   0     2,000,002,000,00011/15/2010   , 0    1,964,091,964,094
                          Simon
                          Property
                          Group,
                          Inc.,
                          6.375%,
   0     2,250,002,250,00011/15/2007     0    2,282,142,282,145
                          -------------------------------------
                          -------------------------------------
                            TOTAL        0    6,866,086,866,088
                          -------------------------------------
                          -------------------------------------
Foreign - Local
- Govt - 0.5%
                          Ontario,
                          Province
                          of, 2.35%,
   0     1,500,001,500,0006/30/2006      0    1,493,921,493,924
                          -------------------------------------
                          -------------------------------------
Technology -
1.6%
                          Cisco
                          Systems,
                          Inc., Note,
                          5.25%,
   0     1,500,001,500,0002/22/2011      0    1,487,691,487,699
                          Dell
                          Computer
                          Corp., Sr.
                          Note,
                          6.55%,
   0     1,975,001,975,0004/15/2008      0    2,020,562,020,569
                          (2,3)Oracle
                          Corp.,
                          Floating
                          Rate Note,
                          5.28%,
   0     1,450,001,450,0001/13/2009      0    1,450,671,450,672
                          -------------------------------------
                          -------------------------------------
                            TOTAL        0    4,958,944,958,940
                          -------------------------------------
                          -------------------------------------
Transportation
- Airlines -
0.3%
                          Southwest
                          Airlines
                          Co., Pass
                          Through
                          Certificates,
                          6.126%,
   0     1,000,001,000,00011/1/2006      0    1,003,921,003,920
                          -------------------------------------
                          -------------------------------------
Transportation
- Railroads -
0.5%
                          Burlington
                          Northern,
                          Inc., Mtg.
                          Bond,
                          9.25%,
   0     1,500,001,500,00010/1/2006      0    1,523,901,523,901
                          -------------------------------------
Transportation
- Services -
0.5%
                          FedEx
                          Corp.,
                          Note,
                          2.65%,
   0     1,435,001,435,0004/1/2007       0    1,400,751,400,755
                          -------------------------------------
                          -------------------------------------
Utility -
Electric - 0.6%
                          Dominion
                          Resources,
                          Inc.,
                          5.125%,
   0     2,000,002,000,00012/15/2009     0    1,965,321,965,328
                          -------------------------------------
                          -------------------------------------
Utility -
Natural Gas
Distributor -
0.4%
                          Atmos
                          Energy
                          Corp.,
                          4.00%,
   0     1,250,001,250,00010/15/2009     0    1,187,701,187,700
                          -------------------------------------
                          -------------------------------------
                          TOTAL        2,674,673,972,376,647,015
                          CORPORATE
                          BONDS
                          -------------------------------------
                          -------------------------------------
CORPORATE NOTES
- 0.2%
---------------------------------------------------------------
                          -------------------------------------
Communications
- Telecom
Wirelines - 0.2%
                          Telecom
                          Italia
                          Capital,
                          Note,
                          4.875%,
   0     500,000 500,000  10/1/2010      0    482,136 482,136
                                       ------------------------
                          -------------------------------------
GOVERNMENT
AGENCIES - 10.5%
---------------------------------------------------------------
                          -------------------------------------
Federal Home
Loan Bank - 3.1%
                          Federal
                          Home Loan
                          Bank
                          System,
                          Bond,
                          3.00%,
1,000,000   0    1,000,0005/15/2006    999,144   0    999,144
                          Federal
                          Home Loan
                          Bank
                          System,
                          Bond,
                          Series 598,
                          4.625%,
   0     6,000,006,000,00011/21/2008     0    5,918,095,918,097
                          Federal
                          Home Loan
                          Bank
                          System, Sr.
                          Note,
                          5.80%,
   0     2,500,002,500,0009/2/2008       0    2,537,002,537,007
                          -------------------------------------
                            TOTAL      999,1448,455,109,454,248
                          -------------------------------------
                          -------------------------------------
Federal Home
Loan Mortgage
Corporation -
4.2%
                          Federal
                          Home Loan
                          Mortgage
                          Corp.,
                          Note,
                          4.75%,
   0     7,000,007,000,0001/18/2011      0    6,858,286,858,289
                          Federal
                          Home Loan
                          Mortgage
                          Corp.,
                          Guaranteed
                          Real Estate
                          Mortgage
                          Investment
                          Conduit
                          Inverse
                          Variable
                          Rate Pass
                          Through
                          Certificates,
                          Series
                          2648, Class
                          TS,
                          10.833%,
162,503     0    162,503  7/15/2033    146,329   0    146,329
                          Federal
                          Home Loan
                          Mortgage
                          Corp.,
                          Guaranteed
                          Real Estate
                          Mortgage
                          Investment
                          Conduit
                          Pass
                          Through
                          Certificates,
                          Series
                          1211, Class
                          L, 7.00%,
 68,848     0     68,848  3/15/2007    68,774    0     68,774
                          Federal
                          Home Loan
                          Mortgage
                          Corp.,
                          Guaranteed
                          Real Estate
                          Mortgage
                          Investment
                          Conduit
                          Pass
                          Through
                          Certificates,
                          Series
                          1624, Class
                          KZ, 6.00%,
 95,780     0     95,780  12/15/2008   96,181    0     96,181
                          Federal
                          Home Loan
                          Mortgage
                          Corp.,
                          Guaranteed
                          Real Estate
                          Mortgage
                          Investment
                          Conduit
                          Pass
                          Through
                          Certificates,
                          Series
                          2676, Class
                          JA, 4.00%,
444,389     0    444,389  8/15/2013    441,334   0    441,334
                          Federal
                          Home Loan
                          Mortgage
                          Corp.,
                          Guaranteed
                          Real Estate
                          Mortgage
                          Investment
                          Conduit
                          Pass
                          Through
                          Certificates,
                          Series
                          1596, Class
                          D, 6.50%,
139,789     0    139,789  10/15/2013   142,215   0    142,215
                          Federal
                          Home Loan
                          Mortgage
                          Corp.,
                          Guaranteed
                          Real Estate
                          Mortgage
                          Investment
                          Conduit
                          Pass
                          Through
                          Certificates,
                          Series
                          1595, Class
                          D, 7.00%,
255,367     0    255,367  10/15/2013   259,122   0    259,122
                          Federal
                          Home Loan
                          Mortgage
                          Corp.,
                          Guaranteed
                          Real Estate
                          Mortgage
                          Investment
                          Conduit
                          Pass
                          Through
                          Certificates,
                          Series
                          2695, Class
                          DB, 4.00%,
200,000     0    200,000  9/15/2015    193,941   0    193,941
                          Federal
                          Home Loan
                          Mortgage
                          Corp.,
                          Guaranteed
                          Real Estate
                          Mortgage
                          Investment
                          Conduit
                          Pass
                          Through
                          Certificates,
                          Series
                          2345, Class
                          PQ, 6.50%,
324,851     0    324,851  8/15/2016    332,447   0    332,447
                          Federal
                          Home Loan
                          Mortgage
                          Corp.,
                          Guaranteed
                          Real Estate
                          Mortgage
                          Investment
                          Conduit
                          Pass
                          Through
                          Certificates,
                          Series
                          2508, Class
                          EG, 4.50%,
805,607     0    805,607  6/15/2017    800,085   0    800,085
                          Federal
                          Home Loan
                          Mortgage
                          Corp.,
                          Guaranteed
                          Real Estate
                          Mortgage
                          Investment
                          Conduit
                          Pass
                          Through
                          Certificates,
                          Series
                          2632, Class
                          A, 4.00%,
527,822     0    527,822  1/15/2018    500,500   0    500,500
                          Federal
                          Home Loan
                          Mortgage
                          Corp.,
                          Guaranteed
                          Real Estate
                          Mortgage
                          Investment
                          Conduit
                          Pass
                          Through
                          Certificates,
                          Series 141,
                          Class D,
                          5.00%,
 13,610     0     13,610  5/15/2021    13,539    0     13,539
                          Federal
                          Home Loan
                          Mortgage
                          Corp.,
                          Guaranteed
                          Real Estate
                          Mortgage
                          Investment
                          Conduit
                          Pass
                          Through
                          Certificates,
                          Series
                          1096, Class
                          E, 7.00%,
 4,645      0     4,645   6/15/2021    4,640     0     4,640
                          Federal
                          Home Loan
                          Mortgage
                          Corp.,
                          Guaranteed
                          Real Estate
                          Mortgage
                          Investment
                          Conduit
                          Pass
                          Through
                          Certificates,
                          Series
                          2663, Class
                          LN, 4.50%,
1,000,000   0    1,000,0001/15/2022    991,004   0    991,004
                          Federal
                          Home Loan
                          Mortgage
                          Corp.,
                          Guaranteed
                          Real Estate
                          Mortgage
                          Investment
                          Conduit
                          Pass
                          Through
                          Certificates,
                          Series
                          1686, Class
                          PJ, 5.00%,
200,000     0    200,000  2/15/2024    197,291   0    197,291
                          Federal
                          Home Loan
                          Mortgage
                          Corp.,
                          Guaranteed
                          Real Estate
                          Mortgage
                          Investment
                          Conduit
                          Pass
                          Through
                          Certificates,
                          Series
                          2756, Class
                          NA, 5.00%,
436,082     0    436,082  2/15/2024    416,109   0    416,109
                          Federal
                          Home Loan
                          Mortgage
                          Corp.,
                          Guaranteed
                          Real Estate
                          Mortgage
                          Investment
                          Conduit
                          Pass
                          Through
                          Certificates,
                          Series
                          2091, Class
                          PG, 6.00%,
251,010     0    251,010  11/15/2028   251,868   0    251,868
                          Federal
                          Home Loan
                          Mortgage
                          Corp.,
                          Guaranteed
                          Real Estate
                          Mortgage
                          Investment
                          Conduit
                          Pass
                          Through
                          Certificates,
                          Series
                          2694, Class
                          BA, 4.00%,
598,771     0    598,771  6/15/2031    575,266   0    575,266
                          Federal
                          Home Loan
                          Mortgage
                          Corp.,
                          Guaranteed
                          Real Estate
                          Mortgage
                          Investment
                          Conduit
                          Pass
                          Through
                          Certificates,
                          Series
                          2647, Class
                          A, 3.25%,
609,438     0    609,438  4/15/2032    549,014   0    549,014
                          -------------------------------------
                            TOTAL      5,979,66,858,2812,837,948
                          -------------------------------------
                          -------------------------------------
Federal
National
Mortgage
Association -
3.1%
                          Federal
                          National
                          Mortgage
                          Association,
                          Guaranteed
                          Real Estate
                          Mortgage
                          Investment
                          Conduit
                          Inverse
                          Variable
                          Rate
                          Pass-Through
                          Certificates,
                          Series
                          1993-179,
                          Class FO,
                          5.36%,
 15,475     0     15,475  10/25/2023   15,583    0     15,583
                          Federal
                          National
                          Mortgage
                          Association,
                          Guaranteed
                          Real Estate
                          Mortgage
                          Investment
                          Conduit
                          Pass-Through
                          Certificates,
                          Series
                          1993-068,
                          Class PL,
                          7.00%,
381,077     0    381,077  5/25/2008    384,493   0    384,493
                          Federal
                          National
                          Mortgage
                          Association,
                          Guaranteed
                          Real Estate
                          Mortgage
                          Investment
                          Conduit
                          Pass-Through
                          Certificates,
                          Series
                          1993-135,
                          Class PJ,
                          6.50%,
 85,000     0     85,000  7/25/2008    86,099    0     86,099
                          Federal
                          National
                          Mortgage
                          Association,
                          Guaranteed
                          Real Estate
                          Mortgage
                          Investment
                          Conduit
                          Pass-Through
                          Certificates,
                          Series
                          1994-007,
                          Class PG,
                          6.50%,
146,796     0    146,796  1/25/2009    147,881   0    147,881
                          Federal
                          National
                          Mortgage
                          Association,
                          Guaranteed
                          Real Estate
                          Mortgage
                          Investment
                          Conduit
                          Pass-Through
                          Certificates,
                          Series
                          1993-204,
                          Class VE,
                          6.10%,
 96,005     0     96,005  2/25/2009    96,739    0     96,739
                          Federal
                          National
                          Mortgage
                          Association,
                          Guaranteed
                          Real Estate
                          Mortgage
                          Investment
                          Conduit
                          Pass-Through
                          Certificates,
                          Series
                          1993-049,
                          Class H,
                          7.00%,
250,000     0    250,000  4/25/2013    256,978   0    256,978
                          Federal
                          National
                          Mortgage
                          Association,
                          Guaranteed
                          Real Estate
                          Mortgage
                          Investment
                          Conduit
                          Pass-Through
                          Certificates,
                          Series
                          2002-43,
                          Class B,
                          6.00%,
200,000     0    200,000  7/25/2017    202,070   0    202,070
                          Federal
                          National
                          Mortgage
                          Association,
                          Guaranteed
                          Real Estate
                          Mortgage
                          Investment
                          Conduit
                          Pass-Through
                          Certificates,
                          Series
                          1990-28,
                          Class X,
                          9.00%,
458,260     0    458,260  3/25/2020    499,804   0    499,804
                          Federal
                          National
                          Mortgage
                          Association,
                          Guaranteed
                          Real Estate
                          Mortgage
                          Investment
                          Conduit
                          Pass-Through
                          Certificates,
                          Series
                          G-41, Class
                          PT, 7.50%,
245,028     0    245,028  10/25/2021   253,154   0    253,154
                          Federal
                          National
                          Mortgage
                          Association,
                          Guaranteed
                          Real Estate
                          Mortgage
                          Investment
                          Conduit
                          Pass-Through
                          Certificates,
                          Series
                          1991-141,
                          Class PZ,
                          8.00%,
 10,092     0     10,092  10/25/2021   10,630    0     10,630
                          Federal
                          National
                          Mortgage
                          Association,
                          Guaranteed
                          Real Estate
                          Mortgage
                          Investment
                          Conduit
                          Pass-Through
                          Certificates,
                          Series
                          G92-44,
                          Class ZQ,
                          8.00%,
517,431     0    517,431  7/25/2022    546,614   0    546,614
                          Federal
                          National
                          Mortgage
                          Association,
                          Guaranteed
                          Real Estate
                          Mortgage
                          Investment
                          Conduit
                          Pass-Through
                          Certificates,
                          Series
                          1992-162,
                          Class D,
                          7.00%,
239,527     0    239,527  9/25/2022    245,608   0    245,608
                          Federal
                          National
                          Mortgage
                          Association,
                          Guaranteed
                          Real Estate
                          Mortgage
                          Investment
                          Conduit
                          Pass-Through
                          Certificates,
                          Series
                          1993-113,
                          Class SB,
                          9.749%,
234,502     0    234,502  7/25/2023    248,899   0    248,899
                          Federal
                          National
                          Mortgage
                          Association,
                          Guaranteed
                          Real Estate
                          Mortgage
                          Investment
                          Conduit
                          Pass-Through
                          Certificates,
                          Series
                          1997-81,
                          Class PD,
                          6.35%,
1,420,788   0    1,420,78812/18/2027   1,447,818 0    1,447,818
                          Federal
                          National
                          Mortgage
                          Association,
                          Guaranteed
                          Real Estate
                          Mortgage
                          Investment
                          Conduit
                          Pass-Through
                          Certificates,
                          Series
                          2002-52,
                          Class FG,
                          5.081%,
812,575     0    812,575  9/25/2032    824,403   0    824,403
                          Federal
                          National
                          Mortgage
                          Association,
                          Guaranteed
                          Real Estate
                          Mortgage
                          Investment
                          Conduit
                          Pass-Through
                          Certificates,
                          Series
                          2003-47,
                          Class FP,
                          5.431%,
466,467     0    466,467  9/25/2032    468,643   0    468,643
                          Federal
                          National
                          Mortgage
                          Association,
                          Guaranteed
                          Real Estate
                          Mortgage
                          Investment
                          Conduit
                          Pass-Through
                          Certificates,
                          Series
                          2003-49,
                          Class JE,
                          3.00%,
442,712     0    442,712  4/25/2033    387,473   0    387,473
                          Federal
                          National
                          Mortgage
                          Association,
                          Guaranteed
                          Real Estate
                          Mortgage
                          Investment
                          Conduit
                          Pass-Through
                          Certificates,
                          Series
                          2003-35,
                          Class UC,
                          3.75%,
244,969     0    244,969  5/25/2033    230,055   0    230,055
                          Federal
                          National
                          Mortgage
                          Association,
                          Guaranteed
                          Real Estate
                          Mortgage
                          Investment
                          Conduit
                          Pass-Through
                          Certificates,
                          Series
                          2004-2,
                          Class JA,
                          5.00%,
435,439     0    435,439  2/25/2024    421,579   0    421,579
                          Federal
                          National
                          Mortgage
                          Association,
                          Guaranteed
                          Real Estate
                          Mortgage
                          Investment
                          Conduit
                          Variable
                          Rate
                          Pass-Through
                          Certificates,
                          Series
                          2003-42,
                          Class CA,
                          4.00%,
976,799     0    976,799  5/25/2033    934,333   0    934,333
                          Federal
                          National
                          Mortgage
                          Association,
                          Guaranteed
                          Real Estate
                          Mortgage
                          Investment
                          Conduit
                          Variable
                          Rate
                          Pass-Through
                          Certificates,
                          Series
                          2003-W12,
                          Class LN,
                          4.50%,
835,055     0    835,055  6/25/2043    827,823   0    827,823
                          Federal
                          National
                          Mortgage
                          Association,
                          Notes,
                          3.625%,
1,000,000   0    1,000,0003/15/2007    986,864   0    986,864
                          -------------------------------------
                            TOTAL      9,523,543 0    9,523,543
                          -------------------------------------
                          -------------------------------------
Government
National
Mortgage
Association -
0.1%
                          Government
                          National
                          Mortgage
                          Association,
                          Guaranteed
                          Real Estate
                          Mortgage
                          Investment
                          Conduit
                          Pass-Through
                          Certificates,
                          Series
                          2000-9,
                          Class PB,
                          7.50%,
298,614     0    298,614  6/16/2026    301,041   0    301,041
                          -------------------------------------
                          TOTAL                                0
                          GOVERNMENT
                          AGENCIES     16,803,15,313,332,116,78
                          -------------------------------------
                          -------------------------------------
MORTGAGE-BACKED
SECURITIES -
1.3%
---------------------------------------------------------------
                          -------------------------------------
Federal Home
Loan Mortgage
Corporation -
0.6%
                          Federal
                          Home Loan
                          Mortgage
                          Corp.,
                          Participation
                          Certificates,
                          Pool
                          M9-0767,
                          4.50%,
162,175     0    162,175  11/1/2007    160,641   0    160,641
                          Federal
                          Home Loan
                          Mortgage
                          Corp.,
                          Participation
                          Certificates,
                          Pool
                          M9-0766,
                          5.00%,
159,318     0    159,318  11/1/2007    158,821   0    158,821
                          Federal
                          Home Loan
                          Mortgage
                          Corp.,
                          Participation
                          Certificates,
                          Pool
                          A0-1379,
                          8.50%,
 32,587     0     32,587  10/1/2010    33,248    0     33,248
                          Federal
                          Home Loan
                          Mortgage
                          Corp.,
                          Participation
                          Certificates,
                          Pool
                          E6-5440,
                          7.50%,
 53,184     0     53,184  11/1/2010    53,683    0     53,683
                          Federal
                          Home Loan
                          Mortgage
                          Corp.,
                          Participation
                          Certificates,
                          Pool
                          E9-9748,
                          8.00%,
263,008     0    263,008  11/1/2015    270,857   0    270,857
                          Federal
                          Home Loan
                          Mortgage
                          Corp.,
                          Participation
                          Certificates,
                          Pool
                          G3-0067,
                          7.50%,
 61,117     0     61,117  3/1/2017     64,084    0     64,084
                          Federal
                          Home Loan
                          Mortgage
                          Corp.,
                          Participation
                          Certificates,
                          Pool
                          E0-1538,
                          5.00%,
396,687     0    396,687  12/1/2018    386,564   0    386,564
                          Federal
                          Home Loan
                          Mortgage
                          Corp.,
                          Participation
                          Certificates,
                          Pool
                          A0-1858,
                          8.50%,
129,336     0    129,336  7/1/2021     140,816   0    140,816
                          Federal
                          Home Loan
                          Mortgage
                          Corp.,
                          Participation
                          Certificates,
                          Pool
                          C9-0493,
                          6.50%,
100,834     0    100,834  11/1/2021    103,188   0    103,188
                          Federal
                          Home Loan
                          Mortgage
                          Corp.,
                          Participation
                          Certificates,
                          Pool
                          42-0173,
                          5.75%,
264,975     0    264,975  4/1/2030     266,589   0    266,589
                          Federal
                          Home Loan
                          Mortgage
                          Corp.,
                          Variable
                          Rate
                          Participation
                          Certificates,
                          Pool
                          39-0260,
                          4.646%,
 49,892     0     49,892  10/1/2030    50,015    0     50,015
                          Federal
                          Home Loan
                          Mortgage
                          Corp.,
                          Variable
                          Rate
                          Participation
                          Certificates,
                          Pool
                          42-0196,
                          5.313%,
 23,240     0     23,240  11/1/2030    23,290    0     23,290
                          -------------------------------------
                          -------------------------------------
                            TOTAL      1,711,796 0    1,711,796
                          -------------------------------------
                          -------------------------------------
Federal
National
Mortgage
Association -
0.4%
                          Federal
                          National
                          Mortgage
                          Association,
                          Pool
                          728568,
                          6.50%,
   0     284,015 284,015  10/1/2033      0    289,041 289,041
                          Federal
                          National
                          Mortgage
                          Association,
                          Guaranteed
                          Mortgage
                          Pass-Through
                          Certificates,
                          Pool
                          254863,
                          4.00%,
592,570     0    592,570  8/1/2013     566,120   0    566,120
                          Federal
                          National
                          Mortgage
                          Association,
                          Guaranteed
                          Mortgage
                          Pass-Through
                          Certificates,
                          Pool
                          313806,
                          7.50%,
 69,908     0     69,908  2/1/2014     70,365    0     70,365
                          Federal
                          National
                          Mortgage
                          Association,
                          Guaranteed
                          Mortgage
                          Pass-Through
                          Certificates,
                          Pool
                          512255,
                          7.50%,
 43,188     0     43,188  9/1/2014     45,167    0     45,167
                          Federal
                          National
                          Mortgage
                          Association,
                          Guaranteed
                          Mortgage
                          Pass-Through
                          Certificates,
                          Pool
                          609554,
                          7.50%,
196,696     0    196,696  10/1/2016    205,780   0    205,780
                          Federal
                          National
                          Mortgage
                          Association,
                          Guaranteed
                          Variable
                          Rate
                          Mortgage
                          Pass-Through
                          Certificates,
                          Pool 31632,
                          6.825%,
144,343     0    144,343  11/1/2018    151,851   0    151,851
                          -------------------------------------
                          -------------------------------------
                            TOTAL      1,039,2289,041 1,328,324
                          -------------------------------------
                          -------------------------------------
Government
National
Mortgage
Association -
0.3%
                          Government
                          National
                          Mortgage
                          Association,
                          Pool
                          354754,
                          7.50%,
   0     117,957 117,957  2/15/2024      0    123,361 123,361
                          Government
                          National
                          Mortgage
                          Association,
                          Pool
                          423843,
                          8.50%,
   0     47,534   47,534  8/15/2026      0    50,790   50,790
                          Government
                          National
                          Mortgage
                          Association,
                          Pool
                          780360,
                          11.00%,
   0     577,753 577,753  9/15/2015      0    618,616 618,616
                          Government
                          National
                          Mortgage
                          Association,
                          Guaranteed
                          Pass-Through
                          Certificates,
                          Pool
                          365841,
                          7.00%,
 6,678      0     6,678   9/15/2008    6,768     0     6,768
                          Government
                          National
                          Mortgage
                          Association,
                          Guaranteed
                          Pass-Through
                          Certificates,
                          Pool
                          413575,
                          7.00%,
 8,628      0     8,628   12/15/2010   8,832     0     8,832
                          -------------------------------------
                            TOTAL      15,600 792,767 808,367
                          -------------------------------------
                          -------------------------------------
                          TOTAL        2,766,61,081,803,848,487
                          MORTGAGE-BACK
                          SECURITIES   ED
                          -------------------------------------
                          -------------------------------------
U.S. TREASURY -
16.4%
---------------------------------------------------------------
   0     3,074,603,074,600U.S.           0    3,169,243,169,240
                          Treasury
                          Inflation-Pro
                          Note,
                          Series
                          A-2008,
                          3.625%,
                          1/15/2008    tected
                          United
                          States
                          Treasury
                          Note,
                          2.00%,
   0     1,000,001,000,0005/15/2006      0    998,930 998,930
                          United
                          States
                          Treasury
                          Note,
                          2.625%,
   0     1,000,001,000,00011/15/2006     0    987,656 987,656
                          (4)United
                          States
                          Treasury
                          Note,
                          3.25%,
   0     5,500,005,500,0008/15/2007      0    5,386,375,386,370
                          (4)United
                          States
                          Treasury
                          Note,
                          3.25%,
   0     4,000,004,000,0008/15/2008      0    3,860,863,860,861
                          (4)United
                          States
                          Treasury
                          Note,
                          3.50%,
   0     3,000,003,000,00011/15/2006     0    2,976,682,976,680
                          United
                          States
                          Treasury
                          Note,
                          3.75%,
   0     3,000,003,000,0005/15/2008      0    2,935,442,935,441
                          United
                          States
                          Treasury
                          Note,
                          3.875%,
   0     3,000,003,000,0005/15/2010      0    2,887,842,887,846
                          United
                          States
                          Treasury
                          Note,
                          3.875%,
   0     3,000,003,000,0007/15/2010      0    2,884,862,884,864
                          (4)United
                          States
                          Treasury
                          Note,
                          4.125%,
   0     7,000,007,000,0008/15/2008      0    6,894,826,894,827
                          (4)United
                          States
                          Treasury
                          Note,
                          4.25%,
   0     5,000,005,000,00010/31/2007     0    4,954,194,954,199
                          (4)United
                          States
                          Treasury
                          Note,
                          4.50%,
   0     5,000,005,000,0002/15/2009      0    4,951,564,951,562
                          United
                          States
                          Treasury
                          Note,
                          4.625%,
   0     3,000,003,000,0003/31/2008      0    2,986,232,986,231
                          (4)United
                          States
                          Treasury
                          Note,
                          4.75%,
   0     3,000,003,000,0003/31/2011      0    2,976,892,976,890
                          United
                          States
                          Treasury
                          Note,
                          5.625%,
   0     500,000 500,000  5/15/2008      0    507,270 507,270
                          United
                          States
                          Treasury
                          Note,
                          6.625%,
   0     935,000 935,000  5/15/2007      0    950,863 950,863
                          -------------------------------------
                          -------------------------------------
                          TOTAL U.S.     0    50,309,750,309,730
                          TREASURY
                          -------------------------------------
                          -------------------------------------
MUTUAL FUNDS-
5.7%
---------------------------------------------------------------
   0     1,708,711,708,714(5)Federated   0    16,642,816,642,872
                          Mortgage
                          Core
                          Portfolio
                          (5)High
                          Yield Bond
   0     127,255 127,255  Portfolio      0    858,970 858,970
                          SEI Daily
                          Income
                          Trust
                          Government
                          Fund -
 91,660     0     91,660  Class B      91,660    0     91,660
                                       ------------------------
                          -------------------------------------
                            TOTAL      91,660 17,501,817,593,502
                          MUTUAL FUNDS
                          -------------------------------------
                          -------------------------------------
DISCOUNT NOTES-
0.4%
---------------------------------------------------------------
1,148,000   0    1,148,000Federal      1,148,000 0    1,148,000
                          Home Loan
                          Bank
                          Discount
                          Note,
                          4.352%,
                          5/1/2006
                                       ------------------------
                          -------------------------------------
REPURCHASE
AGREEMENTS -
13.2%
---------------------------------------------------------------
   0     7,454,007,454,000Interest in    0    7,454,007,454,000
                          $3,400,000,000
                          joint
                          repurchase
                          agreement
                          4.79%,
                          dated
                          4/28/2006
                          under which
                          Bank of
                          America
                          N.A. will
                          repurchase
                          a U.S.
                          Government
                          Agency
                          security
                          maturing on
                          2/1/2036
                          for
                          $3,401,357,167
                          on
                          5/1/2006.
                          The market
                          value of
                          the
                          underlying
                          security at
                          the end of
                          the period
                          was
                          $3,468,000,001.
                          Interest in    0                     0
                          $1,200,000,000
                          joint
                          repurchase
                          agreement
                          4.79%,
                          dated
                          4/28/2006
                          under which
                          Barclays
                          Capital,
                          Inc. will
                          repurchase
                          U.S.
                          Government
                          Agency
                          securities
                          with
                          various
                          maturities
                          to
                          3/19/2026
                          for
                          $1,200,479,000
                          on
                          5/1/2006.
                          The market
                          value of
                          the
                          underlying
                          securities
                          at the end
                          of the
                          period was
   0     16,030,016,030,00$1,224,000,973.     16,030,016,030,00
                          Interest in    0                     0
                          $2,000,000,000
                          joint
                          repurchase
                          agreement
                          4.79%,
                          dated
                          4/28/2006
                          under which
                          Bear
                          Stearns and
                          Co., Inc.
                          will
                          repurchase
                          U.S.
                          Government
                          Agency
                          securities
                          with
                          various
                          maturities
                          to
                          3/25/2045
                          for
                          $2,000,798,333
                          on
                          5/1/2006.
                          The market
                          value of
                          the
                          underlying
                          securities
                          at the end
                          of the
                          period was
   0     17,000,017,000,00$2,060,003,916.     17,000,017,000,00
                          -------------------------------------
                          -------------------------------------
                          TOTAL          0    40,484,040,484,000
                          REPURCHASE
                          AGREEMENTS
                          (AT COST)
                          -------------------------------------
                                       ------------------------
                          Total        34,565,304,486,339,051,602
                          Investments
                          (Identified
                          Cost
                          $344,971,263)
                          - 110.8%
                                       ------------------------
                                       ------------------------
                          Other        118,038(33,171,(33,053,387)
                          Assets and
                          Liabilities
                          - (10.8)%
                                       ------------------------
                                       ------------------------
                          Total Net    $34,683$271,314$305,998,215
                          Assets -
                          100%
                                       ------------------------
                                       ------------------------



Note:         The categories of investments are
shown as a percentage of total net assets at April
30, 2006.

(1) Denotes a variable rate or
floating rate obligation for which
the current rate is shown.
(2) Denotes a restricted security,
including securities purchased under
Rule 144A of the Securities Act of
1933.  These securities, unless
registered under the Act or exempted
from registration, may only be sold
to qualified institutional
investors.  At April 30, 2006, these
securities amounted to $17,430,085
which represents 5.7% of total net
assets.
(3) Denotes a restricted security,
including securities purchased under
Rule 144A that have been deemed
liquid by criteria approved by the
Fund's Board of Trustees.  At April
30, 2006, these securities amounted
to $12,275,153 which represents 4.0%
of total net assets.
(4) All or a portion of these
securities are temporarily on loan to
unaffiliated broker/dealers.
(5) Affiliated companies to the
Federated fund.


The following acronyms are used
throughout this portfolio:
         --Adjustable
         Rate
ARM      Mortgage
         --Federal
         Home
         Loan
         Mortgage
FHLMC    Corporation
         --Federal
         National
         Mortgage
FNMA     Association
         --Government
         National
         Mortgage
GNMA     Association
         --Interest
IO       Only
         --Real
         Estate
         Mortgage
         Investment
REMIC    Conduit

See Notes which are an integral part
of the Financial Statements




MDT Short-Term Bond Fund
Federated Short-Term Income
Fund
Pro Forma Combining
Statements of Assets &
Liabilities
April 30, 2006 (unaudited)

----------------------------------------


                                 MDT      Federated
                              Short-Term  Short-Term   Pro Forma   Proforma
                               Bond Fund  Income       Adjustment  Combined
                                            Fund
Assets:
                               $           $        (a)       $0             02
Investments in securities     34,565,179  264,002,423              $298,567,6
Investments in repurchase                                      0
agreements                            0   40,484,000               40,484,000
                              ----------  ----------   ----------  ----------
                              ----------  ----------   ----------  ----------
Total investments in                                           0   339,051,602
securities, at value          34,565,179  304,486,423
                                                               0
Cash                                  0       2,266                    2,266
                                                               0
Income receivable               167,666   2,664,475                2,832,141
                                                               0
Receivable for shares sold            0     171,923                  171,923
Receivable for investments                                     0
sold                                  0       3,461                    3,461
Receivable from Investment                                     0
Adviser                          53,671           0                   53,671
                              ----------  ----------   ----------  ----------
     Total assets                                              0   342,115,064
                              34,786,516  307,328,548
                              ----------  ----------   ----------  ----------
Liabilities:
Payable for shares redeemed           0     477,727            0     477,727
Payable for investments
purchased                             0   1,999,862            0   1,999,862
Income distribution payable           0     323,390            0     323,390
Payable for distribution
services fee                          0      29,519            0      29,519
Payable for shareholder
services fee                          0      36,673            0      36,673
Payable for collateral due
to broker                             0   33,030,000           0   33,030,000
Accrued expenses                103,299     116,379            0     219,678
                              ----------  ----------   ----------  ----------
     Total liabilities          103,299   36,013,550           0   36,116,849
                              ----------  ----------   ----------  ----------
                              ----------  ----------   ----------  ----------
Net Assets                    $34,683,217 $271,314,998        $0   $305,998,215
                              ==========  ==========   ==========  ==========
Net Assets Consist of:
Paid in capital               $37,056,948 $324,151,216        $0   $361,208,164
Net unrealized depreciation                         )                        )
of investments                (508,730)   (5,410,931           0   (5,919,661
Accumulated net realized                )           4)                       0)
loss on investments           (1,563,776  (47,558,91           0   (49,122,69
Undistributed
(distributions in excess
of) net
     investment income        (301,225)     133,627            0   (167,598)
                              ----------  ----------   ----------  ----------
                              ----------  ----------   ----------  ----------
     Total Net Assets         $34,683,217 $271,314,998        $0   $305,998,215
                              ==========  ==========   ==========  ==========

Net Assets:
   Institutional Shares       $34,671,715 $132,698,488        $0   $167,370,203
   Institutional Service                            2                        2
Shares                               $0   $15,961,94          $0   $15,961,94
   Class Y Shares                    $0   $53,756,729         $0   $53,756,729
   Class A Shares               $10,500   $68,897,839     $1,002   $68,909,341
   Class C Shares                $1,002          $0     ($1,002)          $0
Shares Outstanding:
                                                                 (b
   Institutional Shares       3,682,341   15,942,910     484,932   20,110,183
   Institutional Service
Shares                                0   1,917,812            0   1,917,812

   Class Y Shares                     0   6,458,446            0   6,458,446
                                                                 (b
   Class A Shares                 1,115   8,277,643          267   8,279,025
                                                                 (b
   Class C Shares                   106           0        (106)   )       0
Net Asset Value Per Share:
   Institutional Shares           $9.42       $8.32           $-       $8.32
   Institutional Service
Shares                               $-       $8.32           $-       $8.32
   Class Y Shares                    $-       $8.32           $-       $8.32
   Class A Shares                 $9.42       $8.32           $-       $8.32
   Class C Shares                 $9.44          $-           $-          $-
Offering Price Per Share:
   Institutional Shares           $9.42       $8.32           $-       $8.32
   Institutional Service
Shares                               $-       $8.32           $-       $8.32
   Class Y Shares                    $-       $8.32           $-       $8.32
   Class A Shares                 $9.99 (c)   $8.40 (d)       $-       $8.40 (d)
   Class C Shares                 $9.44          $-           $-          $-
Redemption Proceeds Per
Share:
   Institutional Shares           $9.42       $8.32           $-       $8.32
   Institutional Service
Shares                               $-       $8.32           $-       $8.32
   Class Y Shares                    $-       $8.32           $-       $8.32
   Class A Shares                 $9.42       $8.32           $-       $8.32
   Class C Shares                 $9.35 (e)      $-           $-          $-



Investments, at identified                                                   63
cost                          $35,073,909 $309,897,354        $-   $344,971,2
                              ----------  ----------   ----------  ----------

(a) Includes $17,501,842 of
investments in affiliated
issuers and $32,001,389 of
securities loaned.
(b) Adjustment to reflect
share balance as a result
of the combination.
(c) Computation of offering
price per share: 100/94.25
of net asset value.
(d) Computation of offering
price per share: 100/99.00
of net asset value.
(e) Computation of offering
price per share: 99.00/100
of net asset value.

(See Notes to Pro Forma
Financial Statements)





MDT Short-Term Bond Fund
Federated Short-Term Income
Fund
Pro Forma Combining Statements
of Operations
April 30, 2006 (unaudited)





                                    MDT    Federated
                                  Short-TerShort-Term   Pro         Pro Forma
                                                         Forma
                                  Bond     Income       Adjustment  Combined
                                  Fund       Fund
                                  -------------------------------   ----------
Investment Income:
Interest                          $1,897,90$11,315,14*        $0    $13,213,045
Dividends
                                         0 1,470,859 **        0    1,470,859
                                  -------------------   ---------   ----------
Total Investment Income:          1,897,90012,786,004          0    14,683,904
Expenses:
Investment advisory fee            147,225 1,249,624           0    1,396,849
Administrative personnel and
services fee                        44,464   270,000    (36,491) (a)  277,973
Custodian fees
                                    13,934    24,710    (11,914) (b)   26,730
Transfer and dividend
disbursing agent fees and
expenses                            46,724   244,696     (4,063) (c)  287,357
Directors'/Trustees' fees
                                    12,452     5,386    (12,452) (d)    5,386
Auditing fees
                                    28,638    15,987    (28,638) (e)   15,987
Legal fees
                                    16,164     9,350    (14,164) (f)   11,350
Portfolio accounting fees
                                    53,433   119,740    (41,324) (g)  131,849
Distribution services fee -
Institutional Service Shares             0    33,126           0       33,126
Distribution services fee -
Class A Shares                          16   430,414          18 (h)  430,448
Distribution services fee -
Class C Shares                           6         0         (6) (h)        0
Shareholder services fee-
Institutional Shares                     0   220,744      55,782 (i)  276,526
Shareholder services fee-
Institutional Service Shares             0    52,690           0       52,690
Shareholder services fee-
Class A Shares                           0   200,707          26 (i)  200,733
Share registration costs
                                    26,699    65,740    (26,699) (j)   65,740
Printing and postage
                                     6,259    46,949     (2,259) (k)   50,949
Insurance premiums
                                     4,184     8,933     (4,184) (l)    8,933
Miscellaneous                        2,113     5,507     (2,113) (m)    5,507
                                  -------------------   ---------   ----------
                                  -------------------   ---------   ----------
     Total Expenses                402,311 3,004,303    (128,481)   3,278,133
                                  -------------------   ---------   ----------
                                                                    ----------
Waivers and Reimbursements:
     Waiver of investment                                                     )
adviser fee                       (53,671) (926,012)    (54,334) (n)(1,034,017
     Waiver of administrative
personnel and services fees              0  (31,946)      20,771 (o) (11,175)
     Waiver of distribution
services fee - Institutional
Service Shares                           0   (9,127)           0      (9,127)
     Waiver of distribution
services fee - Class A Shares            0   (8,609)           0      (8,609)
     Reimbursement of
shareholder services fee -
Institutional Service Shares             0  (18,366)           0     (18,366)
                                  -------------------   ---------   ----------
Total Waivers and                                                             )
Reimbursements                    (53,671) (994,060)    (33,563)    (1,081,294
                                  -------------------   ---------   ----------
Net Expenses                       348,640 2,010,243    (162,044)   2,196,839
                                  -------------------   ---------
                                                                    ----------
     Net investment income        $1,549,26$10,775,761  $162,044    $12,487,065
                                  -------------------   ---------   ----------
Realized and Unrealized Gain
(Loss) on Investments:
Net realized gain (loss) on        143,847 (2,074,726***       0    (1,930,879)
investments
Net change in unrealized                   (584,890)           0    (1,087,118)
appreciation/depreciation of      (502,228)
investments
                                  -------------------   ---------   ----------
     Net realized and             (358,381)(2,659,616)         0    (3,017,997)
unrealized gain (loss) on
investments
                                  -------------------   ---------   ----------
          Change in net assets    $1,190,87$8,116,145   $162,044    $9,469,068
resulting from operations
                                  -------------------   ---------   ----------



(See Notes to Pro Forma
Financial Statements)

*  Includes income on
securities loaned of $64,003.
**  Includes dividends
received from affiliated
issuers of $1,470,859.
***  Includes realized loss of
$1,214,668 on sales of
investments in affiliated
issuers.



                           MDT Short-Term Bond Fund
                       Federated Short-Term Income Fund
            Notes to Pro Forma Combining Statements of Operations
                For the Year Ended April 30, 2006 (unaudited)

Note 1. Description of the Fund

Federated Short-Term Income Fund , a series of Federated Income Securities Trust, is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company.

Federated Short-Term Income Fund consists of four classes of shares:
Institutional Shares, Institutional Service Shares, Class Y Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are generally due to differences in separate class expenses.

Note 2. Basis of Combination

The accompanying unaudited Pro Forma Combining Portfolios of Investments and Statements of Assets and Liabilities (Pro Forma Financial Statements) reflect the accounts of MDT Short-Term Bond Fund and Federated Short-Term Income Fund, (individually referred to as the "Fund" or collectively the "Funds"), as of April 30, 2006. Additionally, the accompanying unaudited Pro Forma Combined Statements of Operations (Pro Forma Financial Statements) reflect the accounts of MDT Short-Term Bond Fund and Federated Short-Term Income Fund, (individually referred to as the "Fund" or collectively the "Funds"), for the year ended April 30, 2006.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles (GAAP) in the United States of America applicable to management investment companies which are disclosed in the historical financial statements of each fund. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenue reported in the financial statements. Actual results could differ from those estimated.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of MDT Short-Term Bond Fund for Federated Short-Term Income Fund.
Under generally accepted accounting principles, Federated Short-Term Income Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

For the year ended April 30, 2006, Federated Short-Term Income Fund and MDT Short-Term Bond Fund paid investment advisory fees computed at the annual rate of 0.40% as a percentage of average daily net assets.

Note 3. Portfolio Valuation

The Fund generally values fixed-income securities according to prices furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For mortgage-backed securities, prices furnished by an independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For U.S. Treasury and agency securities, prices furnished by the independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. For other fixed-income securities, prices furnished by the independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

Note 4. Shares of Beneficial Interest

The Pro Forma Institutional Shares net asset value per share assumes the issuance of 4,167,273 Institutional Shares of Federated Short-Term Income Fund in exchange for 3,682,341 Institutional Shares of MDT Short-Term Bond Fund which would have been issued at April 30, 2006 in connection with the proposed reorganization. The Pro Forma Class A Shares net asset value per share assumes the issuance of 1,382 Class A Shares of Federated Short-Term Income Fund in exchange for 1,115 Class A Shares and 106 Class C Shares of MDT Short-Term Bond Fund which would have been issued at April 30, 2006 in connection with the proposed reorganization.


Note 5. Federal Income Taxes

Each fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, Federated Short-Term Income Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal income tax are necessary.

The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.

Note 6. Pro Forma Adjustments

Federated Investment Management Company, the investment adviser (the "Adviser") for Federated Short-Term Income Fund, a series of Federated Income Securities Trust, receives for its services an annual investment advisory fee equal to 0.40% of the average daily net assets of the Federated Short-Term Income Fund. MDT Advisers receives for its services an annual investment advisory fee equal to 0.40% of the average aggregate daily net assets of MDT Short-Term Bond Fund. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time.

(a) Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

                                          Average Aggregate Daily Net Assets
of
Maximum Administrative Fee                                   the Federated
------------------------------                  ---------------------------
Fund
-------------------------
0.150%                                          on the first $5 billion
0.125%                                          on the next $5 billion
0.100%                                          on the next $10 billion
0.075%                                                on assets in excess of
$20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. The adjustment is to reflect the administrative personnel and services fee for the Federated Pro Forma Combined based on the combined average net assets of the Funds.

(b) Adjustment to reflect the custodian fees resulting from the combining of two portfolios into one.

(c) Adjustment to reflect the transfer and dividend disbursing agent fees and expenses resulting from the combining of two portfolios into one.

(d) Adjustment to reflect the Directors'/Trustees' fee resulting from the combining of two portfolios into one.

(e) Adjustment to reflect the auditing fee resulting from the combining of two portfolios into one.

(f) Adjustment to reflect the legal fee resulting from the combining of two portfolios into one.

(g) Adjustment to reflect the portfolio accounting fee resulting from the combining of two portfolios into one.

(h) Federated Short-Term Income Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Act of 1940. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

                                          Percentage of Average Daily
Share Class Name                                   Net Assets of
Class
Institutional Service Shares                    0.15%
Class A Shares                                  0.50%
FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time. The adjustment is to reflect the distribution services fee for Class A Shares for the Federated Pro Forma Combined based on the combined average net assets of the Funds.

(i) Federated Short-Term Income Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of its fee. This voluntary waiver can be modified or terminated at any time. The adjustment is to reflect the shareholder services fee for Institutional Shares and Class A Shares for the Federated Pro Forma Combined based on the combined average net assets of the Funds.

(j) Adjustment to reflect the share registration costs resulting from the combining of two portfolios into one.

(k) Printing and postage expenses are adjusted to reflect fees resulting from the combining of two portfolios into one.

(l) Insurance premiums are adjusted to reflect fees resulting from the combining of two portfolios into one.

(m) Miscellaneous expenses are adjusted to reflect fees resulting from the combining two portfolios into one.

(n) Adjustment to reflect waiver of investment adviser fee based on combined average daily net assets of the Federated Pro Forma Combined Fund.

(o) Adjustment to reflect waiver of administrative personnel and services fee based on combined average daily net assets of the Federated Pro Forma Combined Fund.


                                  MDT FUNDS
                           MDT Short-Term Bond Fund



Investment Adviser
FEDERATED MDTA LLC
125 CambridgePark Drive
Cambridge, MA 02140

Distributor
FEDERATED SECURITIES CORP.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Administrator
FEDERATED ADMINISTRATIVE SERVICES
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




PART C.     OTHER INFORMATION.

Item 15    Indemnification:

Indemnification is provided to Trustees and officers of the Registrant pursuant to the Registrant's Declaration of Trust and Bylaws, except where such indemnification is not permitted by law. However, the Declaration of Trust and Bylaws do not protect the Trustees or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

Insofar as indemnification for liabilities arising under the Act may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Insofar as indemnification for liabilities may be permitted pursuant to
Section 17 of the Investment Company Act of 1940 for Trustees, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.




Item 16.    Exhibits:
            1.1   Conformed copy of Restatement and Amendment #8 to the
                  Declaration of Trust of the Registrant; (13)
            1.2   Conformed copy of Amendment No. 9 to the Restated and Amended
                  Declaration of Trust of the Registrant; (14)
            1.3   Conformed copy of Amendment No. 10 to the Declaration of Trust of the Registrant; (14)
            1.4   Conformed copy of Amendment No. 11 to the Declaration of Trust of the Registrant; (16)
            1.5   Conformed copy of Amendment No. 12 to the Declaration of Trust of the Registrant; (17)
            1.6   Conformed copy of Amendment No. 13 to the Declaration of Trust of the Registrant; (20)
            1.7   Conformed copy of Amendment No. 14 to the Declaration of Trust of the Registrant; (23)
            2.1   Copy of Amended and Restated By-Laws of the Registrant; (6)
            2.2   Copy of Amendment No. 4 to the By-Laws of the Registrant; (11)
            2.3   Copy of Amendment No. 5 to the By-Laws of the Registrant; (11)
            2.4   Copy of Amendment No. 6 to the By-Laws of the Registrant; (11)
            2.5   Copy of Amendment No. 7 to the By-Laws of the Registrant; (11)
            2.6   Copy of Amendment No. 8 to the By-Laws of the Registrant; (15)
            2.7   Copy of Amendment No. 9 to the By-Laws of the Registrant; (16)
        2.8   Copy of Amendment No. 10 to the By-Laws of the Registrant; (20)
        2.9   Copy of Amendment No. 11 to the By-Laws of the Registrant; (22)
        2.10  Copy of Amendment No. 12 to the By-Laws of the Registrant; (24)
            3     Not applicable
            4     Form of Agreement and Plan of Reorganization between Federated
                  Income Securities Trust and MDT Funds, on behalf of its
                  portfolio Federated Short-Term Income Fund, is included as
                  Exhibit B to the Combined Prospectus/Proxy Statement;(*)
            5     Copy of Specimen Certificate for Shares of Beneficial Interest
                  of the Registrant; (8)
          6.1   Conformed copy of Investment Advisory Contract of the Registrant
                  (including Exhibit A); (12)
          6.2   Conformed copy of Exhibit B to the Investment Advisory Contract of the Registrant; (12)
          6.3 Conformed copy of Exhibit C to the Investment Advisory Contract of the Registrant; (14)
          6.4   Conformed copy of Exhibit D to the Investment Advisory Contract of the Registrant; (16)
          6.5   Conformed copy of Amendment to Investment Advisory Contract of
                  Registrant; (13)
          6.6   Conformed copy of Investment Advisory Contract of the Registrant
                  (Federated Capital Income Fund only); (15)
          6.7   Conformed copy of Assignment of Investment Advisory contract of the Registrant (Federated Capital Income Fund only); (16)
          6.8   Conformed copy of the Sub-Advisory Agreement including Exhibit A of the Registrant (Federated Capital Income Fund only); (16)
          6.9   Conformed copy of Assignment of Investment Advisory Contract of the Registrant (Federated Muni and Stock Advantage Fund only);
                  (16)
          6.10  Conformed copy of Sub-Advisory Agreement including Exhibit A of the Registrant (Federated Muni and Stock Advantage Fund only);
                  (16)
            7.1   Conformed copy of Distributor's Contract of the Registrant
                  (including Exhibits A and B); (12)
            7.2   Conformed copy of Exhibit C to Distributor's Contract of the
                  Registrant; (8)
            7.3   Conformed copy of Exhibit D to Distributor's Contract of the
                  Registrant; (8)
          7.4   Conformed copy of Exhibit E to the Distributor's Contract of the
                  Registrant; (14)
          7.5   Conformed copy of Exhibit F to the Distributor's Contract of the
                  Registrant; (14)
          7.6   Conformed copy of Exhibit G to the Distributor's Contract of the
                  Registrant; (15)
          7.7   Conformed copy of Exhibit H to the Distributor's Contract of the
                  Registrant; (15)
          7.8   Conformed copy of Exhibit I to the Distributor's Contract of the
                  Registrant; (15)
          7.9   Conformed copy of Exhibit J, Exhibit K, Exhibit L and Exhibit M to the Distributor's Contract of the Registrant; (16)
          7.10  Conformed copy of Amendment to Distributor's Contract of
                  Registrant; (13)
            7.11  Conformed copy of Amendment dated October 01, 2003 to
                  Distributor's Contract of the Registrant (16)
            7.12  Conformed copy of Distributor's Contract of the Registrant
                  (Class B Shares of Federated Capital Income Fund only); (15)
            7.13  The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds
                  Service Agreement; and Plan/Trustee Mutual Funds Service
                 Agreement from Item 24(b)(6)(ii)-(iv) of the Cash Trust Series
                  II Registration Statement on Form N-1A, filed with the
                 Commission on July 24, 1995 (File Nos. 33-38550 and 811-6269);
            8     Not applicable;
            9.1   Conformed copy of Custodian Agreement of the Registrant; (10)
            9.2   Conformed copy of Custodian Fee Schedule; (11)
            9.3   Conformed copy of Amendment to Custodian Contract; (13)
            10.1  Conformed copy of Distribution Plan of the Registrant
                  (including Exhibits A through E); (20)
            10.2  The responses described in Item 16(7.13) are hereby
                  incorporated by reference;
            10.3  The Registrant hereby incorporates the Copy of the Multiple
                  Class Plan and attached Exhibits from Item (n) of the
                  Federated Total Return Government Bond Fund Registration
                  Statement on Form N-1A, filed with the Commission on April 28,
                  2006. (File Nos. 33-60411 and 811-07309)
            11    Form of Opinion and Consent of Counsel as to Legality of
                  Shares Being Registered; (*)
            12    Opinion of Dickstein Shapiro LLP regarding tax consequences of
                  Reorganization; (to be filed by Amendment)
            13.1  Conformed copy of Amended and Restated Agreement for Fund
                  Accounting Services, Administrative Services, Transfer Agency
                  Services and Procurement; (11)
            13.2  The Registrant hereby incorporates the conformed copy of
                  Amendment No. 2 to the Amended & Restated Agreement for Fund
                  Accounting Services, Administrative Services, Transfer Agency
                  Services and Custody Services Procurement from Item 23 (h)(v)
                  of the Federated U.S. Government Securities: 2-5 Years
                  Registration Statement on Form N-1A, filed with the Commission on March 30, 2004. (File Nos.2-75769 and 811-3387);
            13.3  The responses and exhibits described in Item 23(e)(xiii) are hereby incorporated by reference;
            13.4  The Registrant hereby incorporates the conformed copy of the
                  Second Amended and Restated Services Agreement, with attached
                  Schedule 1 revised 6/30/04, from Item 22(h)(vii) of the Cash
                  Trust Series,  Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and
                  811-5843);
            13.5  The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services, with
                  Exhibit 1 and Amendments 1 and 2 attached, between Federated
                  Administrative Services and the Registrant from Item 22(h)(iv)
                  of the Federated Total Return Series, Inc. Registration
                  Statement on Form N-1A, filed with the Commission on November
                  29, 2004. (File Nos. 33-50773 and 811-7115);
            13.6  The Registrant hereby incorporates the conformed copy of
                  Transfer Agency and Service Agreement between the Federated
                  Funds and State Street Bank and Trust Company from Item
                  23(h)(ix)of the Federated Total Return Government Bond Fund
                  Registration Statement on Form N-1A, filed with the Commission on April 28, 2006. (File Nos. 33-60411 and 811-07309);
            13.7  The Registrant hereby incorporates by reference the conformed copy of Amendment No. 3 to the Agreement for Administrative
                  Services between Federated Administrative Services Company and the Registrant dated June 1, 2005, from Item 23 (h) (ii) of the Cash Trust Series, Inc. Registration Statement on Form
                  N-1A, filed with the Commission on July 27, 2005. (File Nos.
                  33-29838 and 811-5843);
            14.1  Conformed copy of Consent of Independent Registered Public
                  Accounting Firm of Federated Short-Term Income Fund, Ernst &
                  Young LLP; (*)
            14.2  Conformed copy of Consent of Independent Registered Public
                  Accounting Firm of MDT Short-Term Bond Fund,
                  PricewaterhouseCoopers;(*)
            15    Not applicable;
            16.1  Conformed copy of Power of Attorney of the Registrant; (*)
            16.2  Conformed copy of Certification of Resolutions adopted by the
                  Board of Trustees; (*)
            17    Form of Proxy of Federated Short-Term Income Fund; (*)


-----------------------
*     All exhibits are being filed electronically.

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed June 25, 1991. (File Nos. 33-3164 and 811-4577).
6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed April 30, 1993. (File Nos. 33-3164 and 811-4577).
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed June 7, 1994. (File Nos. 33-3164 and 811-4577).
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed June 23, 1995. (File Nos. 33-3164 and 811-4577).
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed June 29, 1998. (File Nos. 33-3164 and 811-4577).
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed August 26, 1999. (File Nos. 33-3164 and 811-4577).
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed June 26, 2002. (File Nos. 33-3164 and 811-4577).
14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 39 on Form N-1A filed May 29, 2003. (File Nos. 33-3164 and 811-4577).
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed June 30, 2003. (File Nos. 33-3164 and 811-4577).
16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 42 on Form N-1A filed January 30, 2004. (File Nos. 33-3164 and 811-4577).
17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 43 on Form N-1A filed March 31, 2004. (File Nos. 33-3164 and 811-4577).
20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 49 on Form N-1A filed October 15, 2004. (File Nos. 33-3164 and 811-4577).
21.   Response is incorporated by reference to Registrant's Post-Effective
Amendment No. 54 on Form N-1A filed June 28, 2005. (File Nos. 33-3164   and
811-4577).
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 55 on Form N-1A filed November 23, 2005. (File Nos. 33-3164 and 811-4577).
23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 57 on Form N-1A filed January 26, 2006. (File Nos. 33-3164 and 811-4577).
24.   Response is incorporated by reference to Registrant's Post-Effective
Amendment No. 59 on Form N-1A filed June 7, 2006. (File Nos. 33-3164    and
811-4577).



Item 17.    Undertakings


      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.



      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

      (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.



                                  SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, FEDERATED INCOME SECURITIES TRUST, has duly caused its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 11th day of August, 2006.

                      FEDERATED INCOME SECURITIES TRUST

                  By: /s/ Todd P. Zerega
                  Todd P. Zerega, Assistant Secretary

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME                                       TITLE                  DATE
----                                       -----                  ----

By:   /s/ Todd P. Zerega            Attorney In Fact           August 11, 2006
      Todd P. Zerega                For the Persons
      ASSISTANT SECRETARY           Listed Below

NAME                                       TITLE

John F. Donahue*                         Trustee

J. Christopher Donahue*                  President and Trustee
                                         (Principal Executive Officer)

Richard A. Novak*                        Treasurer
                                         (Principal Financial Officer)

Stephen F. Auth                          Chief Investment Officer

Thomas G. Bigley*                        Trustee

John T. Conroy, Jr.*                     Trustee

Nicholas P. Constantakis*                Trustee

John F. Cunningham*                      Trustee

Lawrence D. Ellis, M.D.*                 Trustee

Peter E. Madden*                         Trustee

Charles F. Mansfield, Jr.*               Trustee

John E. Murray, Jr., J.D., S.J.D.*       Trustee

Marjorie P. Smuts*                       Trustee

John S. Walsh*                           Trustee

James F. Will*                           Trustee
* By Power of Attorney